A MESSAGE TO OUR POLICYOWNERS:

We are pleased to forward this combined Annual Report of the segment of Massachusetts Mutual Variable Life Separate Account I pertaining to Large Case Variable Life Plus ("Large Case Variable Life Plus Segment"), the MML Series Investment Fund (the "MML Trust"), and the Oppenheimer Variable Account Funds (the "Oppenheimer Trust"). These reports are for the year ended December 31, 1995.

The Annual Report for the Large Case Variable Life Plus Segment begins on page 3. The Large Case Variable Life Plus Segment has net assets of $39,544,384 as of December 31, 1995. Net asset values per accumulation unit for the MML Equity, MML Money Market, MML Managed Bond, MML Blend, Oppenheimer High Income, Oppenheimer Capital Appreciation and Oppenheimer Global Securities Divisions, of the Large Case Variable Life Plus Segment for the year ended December 31, 1995 are shown in detail in the table on page 3.

The Annual Report for the MML Trust begins on page 13. This report contains a detailed description of the final result of the four series of the MML Trust - MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund, and MML Blend Fund - for the year ended December 31, 1995.

The Annual Report for the Oppenheimer Trust begins on page 37. This report contains a detailed description of three of the funds of the Oppenheimer Trust - Oppenheimer High Income Fund, Oppenheimer Capital Appreciation Fund, and Oppenheimer Global Securities Fund - for the year ended December 31, 1995.

We thank you for the continued interest and confidence you have shown in the Large Case Variable Life Plus Segment.


                            MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                            /s/ Thomas B. Wheeler

                            Thomas B. Wheeler
                            President and Chief Executive Officer

February 1, 1996

                               Table of Contents


Massachusetts Mutual Variable Life Separate Account I

Large Case Variable Life Plus
 Statement of Assets and Liabilities as of December 31, 1995.................................    3
 Statement of Operations For the Year Ended December 31, 1995................................    4
 Statement of Changes in Net Assets For the Years Ended December 31, 1995 and 1994...........    5
 Notes to Financial Statements...............................................................    7
 Report of Independent Accountants...........................................................   12

MML Series Investment Fund
 To Our Shareholders.........................................................................   13
 Statement of Assets and Liabilities as of December 31, 1995.................................   16
 Statement of Operations For the Year Ended December 31, 1995................................   17
 Statement of Changes in Net Assets For the Years Ended - December 31, 1995 and 1994.........   18
 Financial Highlights........................................................................   19
 Schedule of Investments as of December 31, 1995
  MML Equity Fund............................................................................   21
  MML Money Market Fund......................................................................   24
  MML Managed Bond Fund......................................................................   25
  MML Blend Fund.............................................................................   28
 Notes to Financial Statements...............................................................   33
 Report of Independent Accountants...........................................................   36

Oppenheimer Variable Account Funds
 Oppenheimer Fund Managers' Messages.........................................................   37
 Statement of Assets and Liabilities as of December 31, 1995.................................   39
 Statement of Operations For the Year Ended December 31, 1995................................   40
 Statement of Changes in Net Assets For the Years Ended - December 31, 1995 and 1994.........   41
 Financial Highlights........................................................................   42
 Statement of Investments as of December 31, 1995
  Oppenheimer High Income Fund...............................................................   45
  Oppenheimer Capital Appreciation Fund......................................................   51
  Oppenheimer Global Securities Fund.........................................................   54
 Notes to Financial Statements...............................................................   57
 Independent Auditors' Report................................................................   64
 Federal Income Tax Information..............................................................   65

Massachusetts Mutual Variable Life Separate Account I -- Large Case Variable Life Plus

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

                                                                             MML           MML
                                                               MML          Money        Managed         MML
                                                             Equity         Market         Bond         Blend
                                                            Division       Division      Division      Division
                                                            --------       --------      --------      --------
ASSETS
Investments --
  Number of shares (Note 2)...............................      587,987     1,957,633       101,608       103,162
                                                            ===========    ==========    ==========    ==========
  Identified cost (Note 3B)...............................  $13,844,926    $1,957,633    $1,213,061    $1,944,657
                                                            ===========    ==========    ==========    ==========
  Value (Note 3A).........................................  $15,242,912    $1,957,633    $1,264,832    $2,116,779
Dividends receivable......................................      578,304         8,592        19,577        62,652
Receivable from Massachusetts Mutual
  Life Insurance Company..................................           --            --            --             7
                                                            -----------    ----------    ----------    ----------
    Total assets..........................................   15,821,216     1,966,225     1,284,409     2,179,438

LIABILITIES
Payable to Massachusetts Mutual
  Life Insurance Company..................................          517            71            42            --
                                                            -----------    ----------    ----------    ----------
NET ASSETS................................................  $15,820,699    $1,966,154    $1,284,367    $2,179,438
                                                            ===========    ==========    ==========    ==========
Net Assets:
For variable life insurance
  policies................................................  $15,806,987    $1,953,342    $1,273,005    $2,166,723
Retained in Variable Life
  Separate Account I by
  Massachusetts Mutual Life
  Insurance Company.......................................       13,712        12,812        11,362        12,715
                                                            -----------    ----------    ----------    ----------
    Net assets............................................  $15,820,699    $1,966,154    $1,284,367    $2,179,438
                                                            ===========    ==========    ==========    ==========
Accumulation units
  Policyowners............................................    7,706,661     1,524,471       745,728     1,140,287
  Massachusetts Mutual Life
    Insurance Company.....................................        6,687        10,000         6,656         6,692
                                                            -----------    ----------    ----------    ----------
  Total units (Note 8)....................................    7,713,348     1,534,471       752,384     1,146,979
                                                            ===========    ==========    ==========    ==========
NET ASSET VALUE PER ACCUMULATION UNIT
  December 31, 1995.......................................  $      2.05    $     1.28    $     1.71    $     1.90
  December 31, 1994.......................................         1.57          1.22          1.44          1.55
  December 31, 1993.......................................         1.51          1.18          1.50          1.52
  December 31, 1992.......................................         1.39          1.15          1.35          1.39
  December 31, 1991.......................................         1.26          1.12          1.26          1.27


                                                               Oppenheimer   Oppenheimer   Oppenheimer
                                                                  High        Capital        Global
                                                                 Income     Appreciation   Securities
                                                                Division      Division      Division         Total
                                                                --------      --------      --------         -----
ASSETS
Investments --
  Number of shares (Note 2)...............................         178,677       177,652        687,834
                                                                ==========    ==========    ===========
  Identified cost (Note 3B)...............................      $1,823,107    $5,345,825    $10,217,735    $36,346,944
                                                                ==========    ==========    ===========    ===========
  Value (Note 3A).........................................      $1,899,339    $6,077,466    $10,317,515    $38,876,476
Dividends receivable......................................              --            --             --        669,125
Receivable from Massachusetts Mutual
  Life Insurance Company..................................              --            --             --              7
                                                                ----------    ----------    -----------    -----------
    Total assets..........................................       1,899,339     6,077,466     10,317,515     39,545,608
                                                                ==========    ==========    ===========    ===========
LIABILITIES
Payable to Massachusetts Mutual
  Life Insurance Company..................................              62           195            337          1,224
                                                                ----------    ----------    -----------    -----------
NET ASSETS................................................      $1,899,277    $6,077,271    $10,317,178    $39,544,384
                                                                ==========    ==========    ===========    ===========
Net Assets:
For variable life insurance
  policies................................................     $1,893,501    $6,071,095    $10,312,446    $39,477,099
Retained in Variable Life
  Separate Account I by
  Massachusetts Mutual Life
  Insurance Company.......................................           5,776         6,176          4,732         67,285
                                                                ----------    ----------    -----------    -----------
    Net assets............................................      $1,899,277    $6,077,271    $10,317,178    $39,544,384
                                                                ==========    ==========    ===========    ===========
Accumulation units
  Policyowners............................................       1,639,136     4,916,149     10,891,434
  Massachusetts Mutual Life
    Insurance Company.....................................           5,000         5,000          5,000
                                                                ----------    ----------    -----------
  Total units (Note 8)....................................       1,644,136     4,921,149     10,896,434
                                                                ==========    ==========    ===========
NET ASSET VALUE PER ACCUMULATION UNIT
  December 31, 1995.......................................           $1.16         $1.23           $.95
  December 31, 1994.......................................             .96           .94            .93
  December 31, 1993.......................................              --            --             --
  December 31, 1992.......................................              --            --             --
  December 31, 1991.......................................              --            --             --


                      See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I -- Large Case Variable Life Plus

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1995

                                                                             MML           MML
                                                               MML          Money        Managed         MML
                                                             Equity         Market         Bond         Blend
                                                            Division       Division      Division      Division
                                                            --------       --------      --------      --------
Investment income
Dividends (Note 3B).....................................  $  578,476     $  180,822    $   99,370    $  141,361

Expenses
Mortality and expense risk fee
  (Note 4)..............................................      29,377         13,445         5,975         9,505
                                                          ----------     ----------    ----------    ----------
Net investment income (loss)
  (Note 3C).............................................     549,099        167,377        93,395       131,856
                                                          ----------     ----------    ----------    ----------
Net realized and unrealized
gain (loss) on investments
Net realized gain (loss) on
  investments (Notes 3 and 6)...........................      54,476             --        46,215        91,039
Change in net unrealized
  appreciation/depreciation
  of investments........................................   1,427,884             --       105,076       286,499
                                                          ----------     ----------    ----------    ----------
Net gain on investments.................................   1,482,360             --       151,291       377,538
                                                          ----------     ----------    ----------    ----------
Net increase in
  net assets resulting
  from operations.......................................  $2,031,459     $  167,377    $  244,686    $  509,394
                                                          ==========     ==========    ==========    ==========

                                                            Oppenheimer   Oppenheimer   Oppenheimer
                                                               High        Capital        Global
                                                              Income     Appreciation   Securities
                                                             Division      Division      Division         Total
                                                             --------      --------      --------         -----
Investment income
Dividends (Note 3B).....................................   $  210,012    $    3,726     $  47,838      $ 1,261,605

Expenses
Mortality and expense risk fee
  (Note 4)..............................................        7,690         7,651        14,687           88,330
                                                           ----------    ----------     ---------      -----------
Net investment income (loss)
  (Note 3C).............................................      202,322        (3,925)       33,151        1,173,275
                                                           ----------    ----------     ---------      -----------
Net realized and unrealized
gain (loss) on investments
Net realized gain (loss) on
  investments (Notes 3 and 6)...........................       38,996        13,381        (5,647)         238,460
Change in net unrealized
  appreciation/depreciation
  of investments........................................      117,329       726,097       162,287        2,825,172
                                                           ----------    ----------     ---------      -----------
Net gain on investments.................................      156,325       739,478       156,640        3,063,632
                                                           ----------    ----------     ---------      -----------
Net increase in
  net assets resulting
  from operations.......................................   $  358,647    $  735,553     $ 189,791      $ 4,236,907
                                                           ==========    ==========     =========      ===========

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I -- Large Case Variable Life Plus

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1995

                                                                             MML           MML
                                                               MML          Money        Managed         MML
                                                             Equity         Market         Bond         Blend
                                                            Division       Division      Division      Division
                                                            --------       --------      --------      --------
Increase (decrease) in net assets
Operations:
  Net investment income (loss).......................   $     549,099   $    167,377   $    93,395    $   131,856
  Net realized gain (loss)
   on investments....................................          54,476             --        46,215         91,039
  Change in net unrealized
   appreciation/depreciation
   of investments....................................      1,427,884              --        105,076        286,499
                                                        ------------    ------------   ------------   ------------
  Net increase in net assets
   resulting from operations.........................      2,031,459         167,377        244,686        509,394
                                                        ------------    ------------   ------------   ------------
Capital transactions: (Note 8)
  Transfer of net premium............................      2,702,545      21,618,465        752,770        374,328
  Transfer to Guaranteed
   Principal Account.................................             --         (69,895)            --         (3,791)
  Withdrawal of surrender values.....................       (244,457)     (4,395,665)      (102,318)       (97,216)
  Transfer due to death benefits.....................         (2,894)           (300)            --             --
  Transfer due to policy loan,
   net of repayment..................................           (797)             --         (2,689)        (3,656)
  Transfer due to reimbursement
   (payment) of accumulation unit
   value fluctuation.................................        (16,996)         13,984         (1,364)         2,788
  Withdrawal due to charges for
   administrative and insurance
   costs.............................................       (264,094)       (267,040)       (74,281)      (156,704)
  Divisional transfers...............................      8,096,573     (17,960,607)      (695,780)    (1,041,522)
                                                        ------------    ------------   ------------   ------------
  Net increase (decrease) in net assets
   resulting from capital transactions...............     10,269,880      (1,061,058)      (123,662)      (925,773)
                                                        ------------    ------------   ------------   ------------
   Total increase (decrease).........................     12,301,339        (893,681)       121,024       (416,379)
NET ASSETS, at beginning of the year.................      3,519,360       2,859,835      1,163,343      2,595,817
                                                        ------------    ------------   ------------   ------------
NET ASSETS, at end of the year.......................   $ 15,820,699    $  1,966,154   $  1,284,367   $  2,179,438
                                                        ============    ============   ============   ============

                                                         Oppenheimer     Oppenheimer     Oppenheimer
                                                            High          Capital          Global
                                                           Income       Appreciation     Securities
                                                          Division        Division        Division         Total
                                                          --------        --------        --------         -----
Increase (decrease) in net assets
Operations:
  Net investment income (loss).......................   $   202,322    $    (3,925)     $    33,151     $ 1,173,275
  Net realized gain (loss)
   on investments....................................        38,996         13,381           (5,647)        238,460
  Change in net unrealized
   appreciation/depreciation
   of investments....................................       117,329        726,097          162,287       2,825,172
                                                        -----------    -----------      -----------     -----------
  Net increase in net assets
   resulting from operations.........................       358,647        735,553          189,791       4,236,907
                                                        -----------    -----------      -----------     -----------
Capital transactions: (Note 8)
  Transfer of net premium............................       648,684        783,313        1,672,425      28,552,530
  Transfer to Guaranteed
   Principal Account.................................            --             --               --         (73,686)
  Withdrawal of surrender values.....................       (26,113)      (102,266)         (60,532)     (5,028,567)
  Transfer due to death benefits.....................            --             --               --          (3,194)
  Transfer due to policy loan,
   net of repayment..................................            --           (292)            (503)         (7,937)
  Transfer due to reimbursement
   (payment) of accumulation unit
   value fluctuation.................................          (315)        (5,623)         (12,352)        (19,878)
  Withdrawal due to charges for
   administrative and insurance
   costs.............................................       (49,826)       (63,084)        (104,191)       (979,220)
  Divisional transfers...............................       440,525      4,141,688        7,019,123              --
                                                        -----------    -----------      -----------     -----------
  Net increase (decrease) in net assets
   resulting from capital transactions...............     1,012,955      4,753,736        8,513,970      22,440,048
                                                        -----------    -----------      -----------     -----------
   Total increase (decrease).........................     1,371,602      5,489,289        8,703,761      26,676,955
NET ASSETS, at beginning of the year.................       527,675        587,982        1,613,417      12,867,429
                                                        -----------    -----------      -----------     -----------
NET ASSETS, at end of the year.......................   $ 1,899,277    $ 6,077,271      $10,317,178     $39,544,384
                                                        ===========    ===========      ===========     ===========


                      See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I -- Large Case Variable Life Plus

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1994 and *For The Period January 3, 1994 (Date of Commencement of Operations) Through December 31, 1994

                                                                                MML           MML
                                                                  MML          Money         Managed         MML
                                                                 Equity        Market         Bond          Blend
                                                                Division      Division      Division       Division
                                                                --------      --------      --------       --------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)........................      $   127,542    $    67,565    $    49,599    $   138,983
  Net realized gain (loss)
   on investments.....................................           13,299             --        (26,513)        (7,105)
  Change in net unrealized
   appreciation/depreciation
   of investments.....................................          (33,212)            --        (31,354)       (79,937)
                                                            -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets
   resulting from operations..........................          107,629         67,565         (8,268)        51,941
                                                            -----------    -----------    -----------    -----------
Capital transactions: (Note 8)
  Transfer of net premium.............................          363,491      8,964,251         83,569        408,847
  Transfer from (to)
   Massachusetts Mutual Life
   Insurance Company..................................           (5,000)            --         (5,000)        (5,000)
  Transfer to Guaranteed
   Principal Account..................................               --        (44,939)        (3,097)            --
  Withdrawal of surrender values......................          (75,143)        (9,814)       (23,586)      (155,277)
  Transfer due to policy loan,
   net of repayment...................................             (360)            (2)           (19)        (3,284)
  Transfer due to reimbursement
   (payment) of accumulation unit
   value fluctuation..................................           (1,256)        20,218           (632)            35
  Withdrawal due to charges for
   administrative and insurance
   costs..............................................         (153,405)      (241,539)       (53,219)      (210,861)
  Divisional transfers................................        2,769,233     (5,994,402)       730,763        377,442
                                                            -----------    -----------    -----------    -----------
  Net increase in net assets
   resulting from capital transactions................        2,897,560      2,693,773        728,779        411,902
                                                            -----------    -----------    -----------    -----------
Total increase........................................        3,005,189      2,761,338        720,511        463,843
NET ASSETS, at beginning of the year/period...........          514,171         98,497        442,832      2,131,974
                                                            -----------    -----------    -----------    -----------
NET ASSETS, at end of the year........................      $ 3,519,360    $ 2,859,835    $ 1,163,343    $ 2,595,817
                                                            ===========    ===========    ===========    ===========

                                                              *Oppenheimer  *Oppenheimer  *Oppenheimer
                                                                  High        Capital        Global
                                                                 Income     Appreciation   Securities
                                                                Division      Division      Division         Total
                                                                --------      --------      --------         -----
Increase (decrease) in net assets
Operations:
  Net investment income (loss)........................       $    31,614   $        43   $    (3,878)    $   411,468
  Net realized gain (loss)
   on investments.....................................              (210)       (2,744)           91         (23,182)
  Change in net unrealized
   appreciation/depreciation
   of investments.....................................           (41,097)        5,544       (62,507)       (242,563)
                                                             -----------   -----------   -----------     -----------
  Net increase (decrease) in net assets
   resulting from operations..........................            (9,693)        2,843       (66,294)        145,723
                                                             -----------   -----------   -----------     -----------
Capital transactions: (Note 8)
  Transfer of net premium.............................           461,428       153,123       157,345      10,592,054
  Transfer from (to)
   Massachusetts Mutual Life
   Insurance Company..................................             5,000         5,000         5,000              --
  Transfer to Guaranteed
   Principal Account..................................                --            --            --         (48,036)
  Withdrawal of surrender values......................                --            --            --        (263,820)
  Transfer due to policy loan,
   net of repayment...................................                --            --            --          (3,665)
  Transfer due to reimbursement
   (payment) of accumulation unit
   value fluctuation..................................               421          (666)           36          18,156
  Withdrawal due to charges for
   administrative and insurance
   costs..............................................           (16,908)      (26,206)      (58,319)       (760,457)
  Divisional transfers................................            87,427       453,888     1,575,649              --
                                                             -----------   -----------   -----------     -----------
  Net increase in net assets
   resulting from capital transactions................           537,368       585,139     1,679,711       9,534,232
                                                             -----------   -----------   -----------     -----------
Total increase........................................           527,675       587,982     1,613,417       9,679,955
NET ASSETS, at beginning of the year/period...........                --            --            --       3,187,474
                                                             -----------   -----------   -----------     -----------
NET ASSETS, at end of the year........................       $   527,675   $   587,982   $ 1,613,417     $12,867,429
                                                             ===========   ===========   ===========     ===========

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Life Separate Account I -- Large Case Variable Life Plus

Notes To Financial Statements

1. HISTORY

   Massachusetts Mutual Variable Life Separate Account I ("Separate Account I") is a separate investment account established on July 13, 1988 by Massachusetts Mutual Life Insurance Company ("MassMutual") in accordance with the provisions of Section 132G of Chapter 175 of the Massachusetts General Laws.

   MassMutual maintains four segments within Separate Account I. The initial segment ("Variable Life Plus Segment") is used exclusively for MassMutual's flexible premium variable whole life insurance policy, known as Variable Life Plus.

   On March 30, 1990, MassMutual established a second segment ("Large Case Variable Life Plus Segment") within Separate Account I to be used exclusively for MassMutual's flexible premium variable whole life insurance policy with table of selected face amounts, known as Large Case Variable Life Plus.

   On July 5, 1995, MassMutual established a third segment ("Strategic Variable Life Segment") within Separate Account I to be used exclusively for MassMutual's flexible premium variable whole life insurance policy with tables of selected face amounts, known as Strategic Variable Life.

   On July 24, 1995, MassMutual established a fourth segment ("Variable Life Select Segment") within Separate Account I to be used exclusively for MassMutual's flexible premium variable whole life insurance policy, known as Variable Life Select.

   The Separate Account I operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder. MassMutual paid $40,000 to the Large Case Variable Life Plus Segment on March 30, 1990 to provide initial capital: 12,146 shares were purchased in the four series of shares of the management investment company described in Note 2 supporting the divisions of the Large Case Variable Life Plus Segment. On January 3, 1994, MassMutual removed $15,000 of the initial capital from three of the four series of shares of the management investment company supporting the divisions of the Large Case Variable Life Plus Segment.

   On January 3, 1994, MassMutual paid $15,000 to provide the initial capital for the Large Case Variable Life Plus Segment's three new divisions: 918 shares were purchased in the management investment company described in Note 2 supporting the three new divisions of the Large Case Variable Life Plus Segment.

2. INVESTMENT OF THE LARGE CASE VARIABLE LIFE PLUS SEGMENT'S ASSETS

   The Large Case Variable Life Plus Segment maintains seven divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund and the MML Blend Division invests in shares of MML Blend Fund. The Oppenheimer High Income Division invests in shares of Oppenheimer High Income Fund, the Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Capital Appreciation Fund, and the Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund.

   MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are the four series of MML Series Investment Fund (the "MML Trust"). The MML Trust is a no-load, registered, open-end, diversified management investment company for which MassMutual acts as investment manager. Concert Capital Management, Inc. ("Concert Capital"), a wholly-owned subsidiary of DLB Acquisition Corporation which is a controlled subsidiary of MassMutual, serves as investment sub-advisor to the MML Equity Fund and the Equity Sector of the MML Blend Fund.

   Oppenheimer High Income Fund, Oppenheimer Capital Appreciation Fund and Oppenheimer Global Securities Fund (the "Oppenheimer Funds") are part of the Oppenheimer Variable Account Funds (the "Oppenheimer Trust"). The Oppenheimer Trust is a registered, open-end, diversified management investment company, which is available to act as the investment vehicle for separate accounts for variable insurance policies. Oppenheimer Management Corporation ("OMC') serves as investment advisor to the Oppenheimer Trust, (effective January 5, 1996, the name of OMC was changed to OppenheimerFunds, Inc.).

   In addition to the seven divisions of the Large Case Variable Life Plus Segment, a policyowner may also allocate funds to the Guaranteed Principal Account, which is part of MassMutual's general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account, which is part of MassMutual's general account, are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940.

3. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Large Case Variable Life Plus Segment in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Investment Valuation

   The investments in MML Trust and the Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

   B. Accounting For Investments

   Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

   C. Federal Income Taxes

   MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Large Case Variable Life Plus Segment is part of MassMutual's total operation and is not taxed separately. The Large Case Variable Life Plus Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Large Case Variable Life Plus Segment credited to the policies. Accordingly, MassMutual does not intend to make any charge to the Large Case Variable Life Plus Segment's divisions to provide for company income taxes. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Large Case Variable Life Plus Segment.

   D. Policy Loan

   When a policy loan is made, the Large Case Variable Life Plus Segment transfers the amount of the loan to MassMutual, thereby decreasing both the assets and the reserves of the Large Case Variable Life Plus Segment by an equal amount. The interest rate charged on any loan is 6% per year, or where permitted, the policyowner may select an adjustable loan rate, in all jurisdictions except Arkansas, at the time of application. Loan repayments result in the transfer of values equal to the repayment from the loaned portion of the Guaranteed Principal Account to the non-loaned portion of the Guaranteed Principal Account and the divisions of the Large Case Variable Life Plus Segment.

   The policyowner earns interest at a rate which is the greater of 4% or the policy loan rate less a MassMutual declared charge (maximum .75%) for expenses and taxes.

   E. Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. CHARGES

   MassMutual charges the Large Case Variable Life Plus Segment's divisions for the mortality and expense risks it assumes. The charge is made daily at an effective annual rate of 0.40% of the value of each division's net assets.

   MassMutual makes certain deductions from the annual premium before amounts are allocated to the Large Case Variable Life Plus Segment and the Guaranteed Principal Account. The deductions are for sales charges and state premium taxes. No additional deductions are taken when money is transferred from the Guaranteed Principal Account to the Large Case Variable Life Plus Segment. MassMutual also makes certain charges for the cost of insurance and administrative costs.

5. SALES AGREEMENTS

   MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, acts as principal underwriter (as defined in the Investment Company Act of 1940, as amended) of the policies pursuant to an agreement among MMLISI, MassMutual and Separate Account I. Registered representatives of MMLISI, authorized as variable life insurance agents under applicable state insurance laws, sell the policies.

   Under the sales agreement among MMLISI, MassMutual and Separate Account I, agents receive commissions and service fees from MMLISI for selling and servicing the policies. MassMutual reimburses MMLISI for such compensation and for other expenses incurred in marketing and selling the policies.

6. PURCHASES AND SALES OF INVESTMENTS

                                                       MML          MML                   Oppenheimer   Oppenheimer  Oppenheimer
                                           MML        Money       Managed        MML         High         Capital       Global
For The Year Ended                       Equity       Market        Bond         Blend       Income     Appreciation  Securities
December 31, 1995                       Division     Division     Division     Division     Division      Division     Division
-----------------                       --------     --------     --------     --------     --------      --------     --------
Cost of purchases................      $10,875,867  $24,594,692   $1,131,037   $  952,725   $2,401,194    $4,908,166   $9,143,954
Proceeds from sales..............          497,741   25,486,411    1,160,670    1,729,474    1,185,878       158,173      596,529
Average monthly value
  of securities..................        7,577,418    2,796,367    1,447,918    2,375,770    1,862,721     2,124,448    4,048,478

7. NET INVESTMENT RETURN

   The following table shows the net investment return for each division in the Large Case Variable Life Plus Segment:

                                                             MML        MML                Oppenheimer   Oppenheimer  Oppenheimer
                                                  MML       Money     Managed      MML        High         Capital       Global
                                                Equity      Market      Bond       Blend      Income     Appreciation  Securities
                                               Division    Division   Division   Division    Division      Division     Division
                                               --------    --------   --------   --------    --------      --------     --------
For the Year Ended December 31, 1995 .........   26.63%      5.81%     16.87%     21.35%      19.26%         34.64%       4.69%
For the Year Ended December 31, 1994 .........
 and *For the Period January 3, 1994
 (Date of Commencement of Operations)
  Through December 31, 1994...................    4.58%      3.33%     (1.23)%     2.14%     *(2.72)%        *0.81%     *(6.17)%
For the Year Ended December 31, 1993..........    8.28%      2.33%      4.07%      8.54%         --             --          --
For the Year Ended December 31, 1992..........    9.74%      2.72%      6.76%      8.73%         --             --          --
For the Year Ended December 31, 1991..........   15.42%      6.04%     16.82%     16.05%         --             --          --

   The net investment return for each division of the Large Case Variable Life Plus Segment is computed using the net increase in net assets resulting from operations as compared to the average monthly net assets. The net investment return figures shown above do not reflect expenses related to insurance products. Inclusion of such expenses would reduce the net investment return figures for all periods shown.

8. NET INCREASE (DECREASE) IN ACCUMULATION UNITS

                                                            MML         MML                   Oppenheimer  Oppenheimer  Oppenheimer
                                               MML         Money      Managed       MML          High        Capital       Global
For The Year Ended                            Equity       Market       Bond       Blend        Income     Appreciation   Securities
December 31, 1995                            Division     Division    Division    Division     Division      Division      Division
-----------------                            --------     --------    --------    --------     --------      --------      --------
Units purchased..........................    1,539,221   17,138,525     476,211     214,619     607,924       738,795     1,771,180
Units withdrawn and transferred to
  Guaranteed Principal Account...........     (287,636)  (3,767,540)   (116,379)   (154,072)    (71,573)     (167,596)     (178,395)
Units transferred between divisions......    4,220,389  (14,183,662)   (416,191)   (591,133)    560,099     3,721,390     7,568,397
                                           -----------  -----------  ----------  ----------  ----------   -----------   -----------
Net increase (decrease)..................    5,471,974     (812,677)    (56,359)   (530,586)  1,096,450     4,292,589     9,161,182
Units, at beginning of the year..........    2,241,374    2,347,148     808,743   1,677,565     547,686       628,560     1,735,252
                                           -----------  -----------  ----------  ----------  ----------   -----------   -----------
Units, at end of the year................    7,713,348    1,534,471     752,384   1,146,979   1,644,136     4,921,149    10,896,434
                                           ===========  ===========  ==========  ==========  ==========   ===========   ===========


For The Year Ended December 31, 1994                         MML        MML                   Oppenheimer  Oppenheimer  Oppenheimer
and *For The Period January 3, 1994              MML        Money     Managed       MML          High        Capital       Global
(Date of Commencement of                        Equity      Market      Bond       Blend        Income     Appreciation   Securities
Operations) Through December 31, 1994          Division    Division   Division    Division     Division      Division      Division
-------------------------------------          --------    --------   --------    --------     --------      --------      --------
Units purchased..........................       234,587    7,556,179    58,066     268,058      475,497       170,688       164,153
Units withdrawn and transferred to
  Guaranteed Principal Account...........      (151,689)    (257,120)  (58,196)   (245,582)     (17,215)      (28,652)      (59,292)
Units transferred between divisions......     1,818,935   (5,035,521)  513,807     248,837       89,404       486,524     1,630,391
                                              ---------    ---------  --------   ---------     --------     ---------     ---------
Net increase.............................     1,901,833    2,263,538   513,677     271,313      547,686       628,560     1,735,252
Units, at beginning of the year/period...       339,541       83,610   295,066   1,406,252           --            --            --
                                              ---------    ---------  --------   ---------     --------      --------     ---------
Units, at end of the year................     2,241,374    2,347,148   808,743   1,677,565      547,686       628,560     1,735,252
                                              =========    =========  ========   =========     =========    =========     =========

9. CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

   As discussed in Note 1, the financial statements only represent activity of MassMutual's Large Case Variable Life Plus Segment. The combined net assets as of December 31, 1995 for Separate Account I, which includes the Variable Life Plus, the Large Case Variable Life Plus, Strategic Variable Life and Variable Life Select Segments, are as follows:

                                                MML           MML                                  Oppenheimer
                                  MML          Money        Managed         MML       Oppenheimer      High      Oppenheimer
                                Equity         Market         Bond         Blend         Money        Income        Bond
                               Division       Division      Division      Division     Division      Division     Division
                             -------------  ------------  ------------  ------------  -----------  ------------  -----------
Total Assets................ $  26,836,037  $  2,133,915  $  1,624,713  $  6,123,793  $     5,128  $  1,904,738  $     5,282
Total Liabilities...........        13,542           166           178         3,597            1            62           --
                             -------------  ------------  ------------  ------------  -----------  ------------  -----------
Net Assets.................. $  26,822,495  $  2,133,749  $  1,624,535  $  6,120,196  $     5,127  $  1,904,676  $     5,282
                             =============  ============  ============  ============  ===========  ============  ===========
Net Assets:
For variable life insurance
  policies.................. $  26,755,049  $  2,086,950  $  1,570,853  $  6,058,216  $        --  $  1,893,501  $        --
Retained in Variable Life
  Separate Account I by
  Massachusetts Mutual
  Life Insurance  Company...        67,446        46,799        53,682        61,980        5,127        11,175        5,282
                             -------------  ------------  ------------  ------------  -----------  ------------  -----------
Net Assets.................. $  26,822,495  $  2,133,749  $  1,624,535  $  6,120,196  $     5,127  $  1,904,676  $     5,282
                             =============  ============  ============  ============  ===========  ============  ===========

                               Oppenheimer                 Oppenheimer   Oppenheimer  Oppenheimer
                                 Capital     Oppenheimer    Multiple       Global      Strategic   Oppenheimer
                               Appreciation    Growth      Strategies    Securities      Bond    Growth & Income
                                 Division     Division      Division      Division     Division      Division
                             -------------  ------------  ------------  ------------  -----------  ------------
Total Assets................ $   6,115,715  $     22,781  $      5,332  $ 10,342,662  $    11,843  $      6,254
Total Liabilities...........           652           453             1           806          --             --
                             -------------  ------------  ------------  ------------  -----------  ------------
Net Assets.................. $   6,115,063  $     22,328  $      5,331  $ 10,341,856  $    11,843  $      6,254
                             =============  ============  ============  ============  ===========  ============
Net Assets:
For variable life insurance
  policies.................. $   6,097,294  $     11,145  $         --  $ 10,327,228  $     1,193  $         --
Retained in Variable Life
  Separate Account I by
  Massachusetts Mutual
  Life Insurance  Company...        17,769        11,183         5,331        14,628       10,650         6,254
                             -------------  ------------  ------------  ------------  -----------  ------------
Net Assets.................. $   6,115,063  $     22,328  $      5,331  $ 10,341,856  $    11,843  $      6,254
                             =============  ============  ============  ============  ===========  ============

   Offered through MML Investors Services, Inc., Springfield, Massachusetts

Report Of Independent Accountants

To the Board of Directors and Policyowners of Massachusetts Mutual Life Insurance Company

We have audited the statement of assets and liabilities of the MML Equity Division, MML Money Market Division, MML Managed Bond Division, MML Blend Division, Oppenheimer High Income Division, Oppenheimer Capital Appreciation Division and Oppenheimer Global Securities Division of the Large Case Variable Life Plus segment of Massachusetts Mutual Variable Life Separate Account I as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets of MML Equity Division, MML Money Market Division, MML Managed Bond Division and MML Blend Division for each of the two years in the period then ended, and the statement of changes in net assets of Oppenheimer High Income Division, Oppenheimer Capital Appreciation Division and Oppenheimer Global Securities Division for the year ended
December 31, 1995 and for the period January 3, 1994 (date of commencement of operations) to December 31, 1994. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1995, by examination of the records of MML Series Investment Fund and by confirmation with Oppenheimer Variable Account Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the MML Equity Division, MML Money Market Division, MML Managed Bond Division, MML Blend Division, Oppenheimer High Income Division, Oppenheimer Capital Appreciation Division and Oppenheimer Global Securities Division of the Large Case Variable Life Plus segment of Massachusetts Mutual Variable Life Separate Account I as of
December 31, 1995, the results of their operations for the year then ended, and the changes in net assets of the MML Equity Division, MML Money Market Division, MML Managed Bond Division and MML Blend Division for each of the two years in the period then ended, and the changes in net assets of the Oppenheimer High Income Division, Oppenheimer Capital Appreciation Division and Oppenheimer Global Securities Division for the year ended December 31, 1995 and for the period January 3, 1994 (date of commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                           Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 9, 1996

                           MML SERIES INVESTMENT FUND

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
To Our Shareholders.....................................................   2 - 4

Statement of Assets and Liabilities as of December 31, 1995.............       5

     MML Equity Fund
     MML Money Market Fund
     MML Managed Bond Fund
     MML Blend Fund

Statement of Operations for the year ended December 31, 1995............       6

     MML Equity Fund
     MML Money Market Fund
     MML Managed Bond Fund
     MML Blend Fund

Statement of Changes in Net Assets for the year ended December 31, 1995
 and 1994...............................................................       7

     MML Equity Fund
     MML Money Market Fund
     MML Managed Bond Fund
     MML Blend Fund

Financial Highlights

     MML Equity Fund....................................................       8
     MML Money Market Fund..............................................       8
     MML Managed Bond Fund..............................................       9
     MML Blend Fund.....................................................       9

Schedule of Investments as of December 31, 1995

     MML Equity Fund.................................................... 10 - 12
     MML Money Market Fund..............................................      13
     MML Managed Bond Fund.............................................. 14 - 16
     MML Blend Fund..................................................... 17 - 21

Notes to Financial Statements........................................... 22 - 24

Report of Independent Accountants.......................................      25

MML Series Investment Fund

To Our Shareholders

An Economic Soft Landing Is Achieved in U.S.

The past year saw the continuation of a very good economic environment for investors in both stocks and bonds. The U.S. economic growth rate as measured by Gross Domestic Product continued to slow throughout the year from its heated level of 4.1% in 1994 to roughly 2.5% in 1995. The Federal Reserve, which had been raising rates during 1994 in an attempt to slow growth somewhat, was able to change course and even move rates lower. Because the economy is cyclical, the Fed wanted growth to slow to a more moderate, sustainable level - a "soft landing" from 1994's rapid pace - to prolong the positive part of the current cycle.

As demand for goods slowed from 1994 levels, businesses began reducing their inventories, which had started the year at high levels. This in turn slowed order- and production-driven demand from the manufacturing sector, which exerted further downward pressure on the growth rate, supported the cause for interest rate cuts, and helped keep inflation at bay.

Stock and Bond Markets React

While the Federal Reserve actually increased rates as late as February 1995, the bond market had begun to rally as early as November 1994 on the belief that growth would slow enough to indicate a change in monetary policy. The market was correct. The Fed's February rate increase of 1/2 point was followed during the year by two cuts of 1/4 point each in July and December. Rates on Treasuries fell significantly during this period, which drove dramatic price appreciation for Treasuries. The prices in most other bond sectors followed suit, with 1995 playing out to be one of the strongest bull markets for bonds in history.

Backed by low interest rates and a strong bond market, stocks reached all-time highs in 1995. The Dow Jones Industrial Average made new highs almost daily, hitting a peak of 5216 and closing the year at 5117, and the S&P 500 rose 37.58%. In addition to support from the bond market, stocks reacted to continued positive earnings surprises, merger and consolidation activity, an improving export picture and growing productivity and efficiency throughout corporate America.

Outlook for Economy, Markets Remains Positive

The forecast for the economy and markets appears favorable, though both should be somewhat more moderate than they were during the past year. Economic growth will probably slow further because employment and personal income - which are important components of demand - are not strong enough to fuel increases in demand-driven growth.

Even in the face of a slower economy, sales and earnings remained strong through the end of 1995. The U.S. had its biggest productivity gain on record in 1995 and exports grew, aided in the early part of the year by a weak dollar, which in turn created improvements in trade. Going into 1996, we expect to see exports remain strong, as U.S. businesses recognize that future growth will come in part from operating in a global market. This opinion is supported by the heavy outlays we've seen for business equipment, which should further enhance competitiveness, productivity and export activity for the coming year.

The Case for Value Investing

Because of uncertainty about the slowing in the economy throughout 1995, growth investing, or buying stocks of companies whose earnings growth rates can surpass that of the economy, took the lead last year. By the same token it was growth, rather than income, that led to the dramatic appreciation of 1995's bond market. With both markets currently at high levels in terms of price, we believe we will see a return of superior performance from value investing strategies. Value investing relies on capturing appreciation by "buying well" and seeking out fundamental values, rather than buying above-average growth. Value investors like the MML Series Investment Fund work to buy stocks and bonds that are either temporarily out-of-favor with the markets, or that offer opportunities that have not yet been recognized by the investment community at large.

With stocks and bonds at highs and an economy that is likely to continue to slow, we expect both the stocks and bond markets to return to more "normal" activity in terms of returns and volatility. In this type of environment, value investing should continue to offer solid long-term results. Since security selection should be very important in the coming year, your portfolio managers will continue to rely upon hands-on research and careful analysis in an effort to find the best opportunities for investors.


                                /s/ Stuart H. Reese

                                Stuart H. Reese
                                President
                                MML Series Investment Fund

January 31, 1996

MML EQUITY

How has the Fund performed over the period?

The Fund has performed very well, with 1995 returns at nearly three times the long-term average for stocks. Typically, our value-oriented style has not outperformed the broad market indices in years where absolute gains have been as robust as in 1995. Over the long term, however, our value strategy - focusing on dividend-paying companies with strong balance sheets while their stocks are selling at what we consider low prices - has been very successful.

How did large company stocks perform in 1995?

Large company stocks were the place to be this year. Benefiting from improved productivity, falling interest rates and, through August, a weak dollar, large companies were able to turn in earnings at levels more typical of small company growth stocks, which drove their prices up. The market's focus on large cap stocks benefited the Fund.

What strategic moves have you made within the portfolio?

Though we make investments based on researching individual companies rather than their industry sectors, the biggest move we made over the period was increasing our exposure to consumer non-durables companies, one of the best performing sectors for the year. Our purchases in Albertson's, a major grocery concern and several consumer goods companies such as American Brands and Kimberly-Clark, benefited the portfolio considerably. These businesses typically are insulated from slowing economic growth. We also increased our holdings in the very strong financial services area, buying the stock of MBIA, a municipal bond insurer and Safeco, a large property and casualty insurance firm. Our higher exposure to financial services was another plus for the Fund - in fact, looking back, we would have liked to have owned more. Over the year, the size of the Fund has grown, and so has the weighted average market capitalization. This was a third benefit during a period of large cap leadership.

What segments of the market are you currently targeting?

Our buying has shifted from consumer non-durables to more cyclical companies. Because this area suffered price declines over the year as the market favored sectors with more stable earnings, we've been able to buy stocks at what we consider compelling values. We are buying and looking to buy companies that can benefit from lower basic materials costs and thus improve their profit margins regardless of the slower economy.

What is your outlook for the Fund?

After the past year, it's become more difficult to find reasonably-priced stocks, but with inflation and long-term interest rates low, our outlook remains favorable. We believe the coming year's market will be positive, but that it will perform more like its historical average than it did in 1995. We expect to see more typical levels of volatility than last year's market. During the past year, the broad market advanced significantly. Going forward, we believe stock selection will again become more important. That could benefit the Fund in that strong stock selection is one of the major advantages of a research-driven value strategy like ours.

MML MONEY MARKET

How has the Fund performed over the period?

The Fund has performed well, remaining on target with its goal of providing principal preservation and a competitive level of current income by investing in highly liquid short-term debt instruments. While longer-term interest rates continued to decline over the majority of the year, rates for the extremely short-term securities we focus on remained favorable, and even exceeded rates on longer-term issues at certain times during the year.

What strategic moves have you made within the portfolio?

Over the course of the year, we made one major change. Both in the early part of 1995 when it was anticipated and then later when it actually happened, we lengthened the average maturity of the Fund's portfolio on the likelihood of the Federal Reserve's interest rate cuts. By lengthening our maturity, we hoped to make use of available higher current income levels for as long as possible, expecting that debt issued after a rate cut would offer lower income levels. This strategy benefited the Fund by allowing us to maintain our income stream while the market adjusted to the Fed's actions.

What is your outlook for the Fund?

The Fed eased, or lowered rates, twice in 1995 and may do so again in the first few months of 1996 depending on the forecast for the economy. If it appears that the economy has slowed too far, or if budget discussions are finalized, another decline is a distinct possibility. However, we believe that any further declines will not be significant. In this environment, we are continuing to extend maturities in an effort to make the most of the current rates while maintaining an emphasis on principal stability. Our outlook for the Fund remains optimistic, though our performance as always will be tied to any changes in the Federal Reserve's monetary policy.

MML MANAGED BOND

How has the Fund performed over the period?

The Fund's performance has been excellent. It compares favorably to its market indices and has been outstanding on an absolute and historical basis. The past year has been an extremely strong period for the bond market in general, with bonds from almost every sector the Fund invests in benefiting from decreasing interest rates and the price appreciation that accompanies rate declines.

What strategic decisions have you made within the portfolio as a result of lower rates?

In response to declines in interest rates, our duration increased somewhat over the period. A longer duration will help us take advantage of any potential benefits from further changes in the rate structure. New supply in the market tended to be longer, particularly in corporate bonds. This was due in part to lower rates. So increasing our duration has allowed us to continue to track the duration of the Lehman Government/Corporate Index, which is our benchmark. The portfolio's average duration increased over the period from 4.85 years to 5.23 years.

What other strategic moves have you made within the portfolio?

During the year, the Fund grew from $121 million to $159 million in size. While this was due in part to asset appreciation and in part to new investments, it required a great deal of trading activity to become fully invested. Over the period we initially increased our holdings of Treasuries, and then we sold some of our Treasuries as the market improved. Corporates also performed well over the period due to strong fundamentals and demand factors. Additionally, we increased our holdings of mortgage-backed securities. Though mortgages are typically sensitive to prepayment risk, our well-seasoned, well-structured holdings remained strong throughout the period's declines in rates.

What areas of the market are you currently targeting?

As we believe the corporate market still offers strong potential, though within a slowing economy, we're employing extensive credit research before investing in corporate issues. We also continue to increase our exposure to the mortgage-backed sector of the market, especially in adjustable rate mortgages, where we're finding particularly attractive pricing. Pricing remains an important part of our investment strategy. We continue to buy bonds across sectors wherever we believe we've found appreciation potential through mispriced issues.

What is your outlook for the Fund?

This has been a dramatic year for the bond market and the Fund. While current low inflation and slow to moderate economic growth lead us to believe there is still room for appreciation in the market, it would be very difficult to imagine repeating 1995's performance. Our outlook is for the extension of a positive market environment, where income will again be an important component of total return. Within this outlook, we expect the Fund to continue to provide high total return potential consistent with reasonable risk by maintaining a diversified portfolio of high quality bonds.

MML BLEND

How has the Fund performed over the period?

The Fund has performed quite well, backed by the dramatic appreciation declining interest rates sparked in both the stock and bond markets. Because of the Fund's focus on preservation of capital, however, it did not perform as well as some of its more aggressive peers over this unusual time period. Though it will tend to lag in strong bull markets, we believe our strategy is prudent for long-term investors and that it will outperform over time.

Did your allocation between stocks, bonds and cash change over the period?

Our stock holdings will normally fall within a range of 50% to 70% of the portfolio. In the beginning of the year, we were 53% invested in stocks and by the end of year, they represented approximately 54%. Our core bond holdings at the end of 1995 represented 15% of the portfolio, down from 19%. In bonds, a flattening yield curve also indicated a shortening in the average life of our portfolio. When the yield curve is flatter, investors are typically not well-compensated for extending into longer-maturity bonds. While this excluded us from some of the appreciation in the bond market, our bond portfolio performed well. Our allocation decisions stem from a policy consistent with preservation of capital. The remainder of the portfolio, approximately 31% up from 28% a year ago, is invested in short-term securities.

What is your outlook for the Fund?

An environment of low inflation, favorable interest rates and slow to moderate economic growth suggests the continuation of decent markets for both stocks and bonds. While results should remain positive, we expect to see a return to more normal periods for both markets. In stocks, we are positioning the Fund for greater volatility and selectivity in the coming year and in bonds, we expect income to again become the most consistent component of total return. We believe the MML Blend Fund's conservative strategy should position it to perform well during this more typical market environment.

MML Series Investment Fund

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

                                                                                      MML             MML
                                                                     MML             Money          Managed            MML
                                                                   Equity           Market           Bond             Blend
                                                                    Fund             Fund            Fund             Fund
                                                                   ------           ------          ------           -------
ASSETS
Investments at value (See Schedule of Investments)
    (Notes 2A, 2B and 5)
  Equities (Identified cost: $784,795,485;
    $627,696,809 respectively)...............................   $1,155,154,333    $         --    $         --    $1,008,564,451
  Bonds and notes (Identified cost: $145,473,365;
    $267,817,760 respectively)...............................               --              --     151,903,257       279,948,878
  Short-term investments (Identified cost: $146,006,980;
    $109,543,253; $2,578,380; $582,413,954 respectively).....      146,000,856     109,543,253       2,578,380       582,150,249
                                                                --------------    ------------    ------------    --------------
    Total investments........................................    1,301,155,189     109,543,253     154,481,637     1,870,663,578
Cash.........................................................            8,396           2,440       5,639,136        13,407,050
Interest and dividends receivable............................        2,502,360             497       2,067,198         6,632,527
Receivable for investments sold..............................          910,994              --       7,093,878         1,355,885
Receivable for settlement of investments
  purchased on a forward commitment basis (Note 2D)..........               --              --              --         1,388,372
Prepaid trustees' fees.......................................              820             522             522               390
                                                                --------------    ------------    ------------    --------------
    Total assets.............................................    1,304,577,759     109,546,712     169,282,371     1,893,447,802
                                                                --------------    ------------    ------------    --------------
LIABILITIES
Payable for investments purchased............................        7,019,418              --       7,923,222        14,568,979
Dividends payable (Note 2C)..................................       47,382,259         475,700       2,456,289        53,960,727
Investment management fee payable (Note 4)...................        1,197,689         135,475         187,550         1,722,486
Accrued liabilities..........................................           79,387          15,336          17,172            54,680
                                                                --------------    ------------    ------------    --------------
    Total liabilities........................................       55,678,753         626,511      10,584,233        70,306,872
                                                                --------------    ------------    ------------    --------------
NET ASSETS...................................................   $1,248,899,006    $108,920,201    $158,698,138    $1,823,140,930
                                                                ==============    ============    ============    ==============
Net assets consist of:
Series shares (par value $.01 per share; an unlimited
  number authorized) (Note 6)................................   $      481,756    $  1,089,202    $    127,487    $      888,515
Additional paid-in capital...................................      878,072,599     107,830,999     152,990,211     1,428,825,164
Undistributed (overdistributed) net investment
  income (Note 2C)...........................................            3,739           9,734         (72,567)           (7,094)
Undistributed net realized loss on investments and
  forward commitments (Notes 2D and 3).......................               --          (9,734)       (776,885)               --
Overdistributed net realized gain on investments and
  forward commitments (Notes 2C and 2D)......................          (11,812)             --              --          (689,082)
Net unrealized appreciation on:
  Investments (Note 2A)......................................      370,352,724              --       6,429,892       392,735,055
  Forward commitments (Note 2D)..............................               --              --              --         1,388,372
                                                                --------------    ------------    ------------    --------------
NET ASSETS...................................................   $1,248,899,006    $108,920,201    $158,698,138    $1,823,140,930
                                                                ==============    ============    ============    ==============
Outstanding series shares....................................       48,175,574     108,920,201      12,748,690        88,851,472
                                                                ==============    ============    ============    ==============
Net asset value per share....................................           $25.92           $1.00          $12.45            $20.52
                                                                ==============    ============    ============    ==============

                       See Notes to Financial Statements.

MML Series Investment Fund

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1995

                                                                                     MML           MML
                                                                       MML          Money        Managed          MML
                                                                     Equity         Market         Bond          Blend
                                                                      Fund           Fund          Fund          Fund
                                                                     ------         ------        ------        ------
Investment income (Note 2B)
Dividends....................................................      $ 28,229,106   $       --    $        --   $ 26,802,102
Interest.....................................................         6,641,154    5,999,684     10,026,269     49,931,175
                                                                   ------------   ----------    -----------    -----------
    Total income.............................................        34,870,260    5,999,684     10,026,269     76,733,277
                                                                   ------------   ----------    -----------    -----------
Expenses
Investment management fee (Note 4)...........................         4,178,204      501,924        681,807      6,344,373
Trustees' fees...............................................            14,625       11,617         11,651         11,900
Audit fees...................................................            27,433       18,917         24,467         29,567
Tax expense..................................................             6,263           --             --          6,263
Registration fee.............................................            65,689        5,908          7,745         46,532
Other........................................................             1,892        1,178          1,178          1,180
                                                                   ------------   ----------    -----------    -----------
    Total expenses...........................................         4,294,106      539,544        726,848      6,439,815
                                                                   ------------   ----------    -----------    -----------
Net investment income (Note 2C)..............................        30,576,154    5,460,140      9,299,421     70,293,462
                                                                   ------------   ----------    -----------    -----------
Net realized and unrealized gain (loss) on investments
  and forward commitments (Notes 2A, 2B and 2D)
Net realized gain (loss) on:
  Investments (Notes 2B and 2C)..............................        16,898,835         (841)       866,079     29,289,639
  Forward commitments (Note 2D)..............................                --           --        453,016      6,506,024
                                                                   ------------   ----------    -----------    -----------
    Net realized gain (loss).................................        16,898,835         (841)     1,319,095     35,795,663
                                                                   ------------   ----------    -----------    -----------
Change in net unrealized appreciation/depreciation on:
  Investments (Note 2A)......................................       237,559,436           --     13,542,298    241,023,762
  Forward commitments (Note 2D)..............................                --           --        162,634      2,579,828
    Total change in net unrealized appreciation/                   ------------   ----------    -----------    -----------
      depreciation...........................................       237,559,436           --     13,704,932    243,603,590
                                                                   ------------   ----------    -----------    -----------
Net gain (loss)..............................................       254,458,271         (841)    15,024,027    279,399,253
                                                                   ------------   ----------    -----------    -----------
Net increase in net assets resulting from operations.........      $285,034,425   $5,459,299    $24,323,448   $349,692,715
                                                                   ============   ==========    ===========   ============

                       See Notes to Financial Statements.

MML Series Investment Fund

STATEMENT OF CHANGES IN NET ASSETS
For The Years Ended December 31, 1995 and 1994

                                                                    1995
                                       -------------------------------------------------------------------
                                                              MML              MML
                                            MML              Money           Managed             MML
                                          Equity            Market            Bond              Blend
                                           Fund              Fund             Fund              Fund
                                          ------            ------           ------            ------
Increase (decrease)
  in net assets
Operations:
Net investment income...............   $   30,576,154     $  5,460,140     $  9,299,421     $   70,293,462
Net realized gain (loss)
  on investments and
  forward commitments...............       16,898,835             (841)       1,319,095         35,795,663
Change in net unrealized
  appreciation/depreciation
  on investments and forward
  commitments.......................      237,559,436               --       13,704,932        243,603,590
                                       --------------     ------------     ------------     --------------
Net increase (decrease) in
  net assets resulting from
  operations........................      285,034,425        5,459,299       24,323,448        349,692,715
  Dividends to shareholders
   from: (Note 2C)
   Distribution of net investment
    income..........................      (30,563,214)      (5,459,299)      (9,294,583)       (70,291,011)
   Distribution of net
    realized gains..................      (16,854,045)              --               --        (35,463,987)
   Distribution in excess of net
    realized gains..................               --               --               --                 --
  Net increase in capital share
   transactions (Note 6)............      190,498,822       17,134,168       22,459,621        134,942,076
                                       --------------     ------------     ------------     --------------
   Total increase (decrease)........      428,115,988       17,134,168       37,488,486        378,879,793

NET ASSETS, at beginning
  of the year.......................      820,783,018       91,786,033      121,209,652      1,444,261,137
                                       --------------     ------------     ------------     --------------
NET ASSETS, at end
  of the year.......................   $1,248,899,006     $108,920,201     $158,698,138     $1,823,140,930
                                       ==============     ============     ============     ==============
(Overdistributed) undistributed
  net investment income included
  in net assets at end
  of the year.......................   $        3,739     $      9,734     $    (72,567)    $      (7,094)
                                       ==============     ============     ============     ==============
Rate per share of dividends
  to shareholders from:
  Net investment income.............            $.634            $.054            $.782     $         .811
  Net realized gains................             .350               --               --               .399


                                                                 1994
                                       ----------------------------------------------------------------
                                                           MML              MML
                                           MML            Money           Managed             MML
                                         Equity           Market           Bond              Blend
                                          Fund             Fund            Fund              Fund
                                         ------           ------          ------            ------
   .................................
Increase (decrease)
  in net assets
Operations:
Net investment income...............   $ 23,743,493     $ 3,147,135     $  8,506,956     $   56,319,900
Net realized gain (loss)
  on investments and
  forward commitments...............      9,479,860          (5,364)      (2,156,483)        28,803,202
Change in net unrealized
  appreciation/depreciation
  on investments and forward
  commitments.......................     (1,773,621)             --      (11,386,882)       (49,350,511)
                                       ------------     -----------      -----------     --------------
Net increase (decrease) in
  net assets resulting from
  operations........................     31,449,732       3,141,771       (5,036,409)        35,772,591
  Dividends to shareholders
   from: (Note 2C)
   Distribution of net investment
    income..........................    (23,735,788)     (3,141,771)      (8,503,670)       (56,320,396)
   Distribution of net
    realized gains..................     (9,536,463)             --               --        (29,300,874)
   Distribution in excess of net
    realized gains..................             --              --               --           (254,531)
  Net increase in capital share
   transactions (Note 6)............    159,512,479      18,127,025        5,640,533        197,821,191
                                       ------------     -----------     ------------     --------------
   Total increase (decrease)........    157,689,960      18,127,025       (7,899,546)       147,717,981

NET ASSETS, at beginning
  of the year.......................    663,093,058      73,659,008      129,109,198      1,296,543,156
                                       ------------     -----------     ------------     --------------
NET ASSETS, at end
  of the year.......................   $820,783,018     $91,786,033     $121,209,652     $1,444,261,137
                                       ============     ===========     ============     ==============
(Overdistributed) undistributed
  net investment income
  included in net assets at
  end of the year...................   $     (9,200)    $     8,893     $     (3,270)    $        2,008
                                       ============     ===========     ============     ==============
Rate per share of dividends
  to shareholders from:
  Net investment income.............   $       .594     $      .038     $       .792     $         .707
  Net realized gains................           .238              --               --               .362

                       See Notes to Financial Statements

MML Series Investment Fund

FINANCIAL HIGHLIGHTS
Selected per share data for each series share outstanding throughout each year ended ended December 31:

                                MML EQUITY FUND

                                  1995        1994        1993        1992        1991
                                  ----        ----        ----        ----        ----
Net asset value:
  Beginning of year........... $  20.520     $20.510     $19.862     $18.735     $15.659
                               ---------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........      .634        .594        .524        .543        .563
Net realized and unrealized
  gain (loss) on investments..     5.754        .248       1.365       1.420       3.440
                               ---------     -------     -------     -------     -------
Total from investment
 operations...................     6.388        .842       1.889       1.963       4.003
                               ---------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............     (.634)      (.594)      (.524)      (.543)      (.562)
Distribution from net
 realized gains...............     (.350)      (.238)      (.717)      (.288)      (.365)
Distribution in excess of
 net realized gains...........        --          --          --       (.005)         --
                               ---------     -------     -------     -------     -------
Total distributions...........     (.984)      (.832)     (1.241)      (.836)      (.927)
                               ---------     -------     -------     -------     -------
Net asset value:
  End of year................. $  25.924     $20.520     $20.510     $19.862     $18.735
                               =========     =======     =======     =======     =======
Total return..................     31.13%       4.10%       9.52%      10.48%      25.56%

Net assets (in millions):
  End of year................. $1,248.90     $820.78     $663.09     $490.62     $355.04
Ratio of expenses to
 average net assets...........       .41%        .43%        .44%        .46%        .48%
Ratio of net investment
 income to average net
 assets.......................      2.89%       3.04%       3.23%       3.09%       3.43%
Portfolio turnover rate.......     11.72%       9.99%      11.28%       9.07%       9.37%



                                   1990         1989        1988        1987        1986
                                   ----         ----        ----        ----        ----
Net asset value:
  Beginning of year...........    $16.764      $14.929     $13.828     $15.591     $13.832
                                  -------      -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........       .636         .694        .646        .525        .495
Net realized and unrealized
  gain (loss) on investments..      (.722)       2.746       1.660       (.066)      2.174
                                  -------      -------     -------     -------     -------
Total from investment
 operations...................      (.086)       3.440       2.306        .459       2.669
                                  -------      -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............      (.665)       (.711)      (.639)      (.988)      (.412)
Distribution from net
 realized gains...............      (.354)       (.894)      (.566)     (1.234)      (.498)
Distribution in excess of
 net realized gains...........         --           --          --          --          --
                                  -------      -------     -------     -------     -------
Total distributions...........     (1.019)      (1.605)     (1.205)     (2.222)      (.910)
                                  -------      -------     -------     -------     -------
Net asset value:
  End of year.................    $15.659      $16.764     $14.929     $13.828     $15.591
                                  =======      =======     =======     =======     =======
Total return..................       (.51%)      23.04%      16.68%       2.10%      20.15%

Net assets (in millions):
  End of year.................    $235.45      $226.41     $172.80     $150.41     $141.46
Ratio of expenses to
 average net  assets..........        .49%         .50%        .50%        .51%        .52%
Ratio of net investment
 income to average net
 assets.......................       4.09%        4.30%       4.05%       3.44%       3.54%
Portfolio turnover rate.......      13.50%       15.71%      15.97%      15.73%      14.73%


                             MML MONEY MARKET FUND

                                   1995        1994        1993        1992        1991
                                   ----        ----        ----        ----        ----
Net asset value:
  Beginning of year........... $   1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                               ---------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........      .054        .038        .027        .034        .059
                               ---------     -------     -------     -------     -------
Total from investment
 operations...................      .054        .038        .027        .034        .059
                               ---------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............     (.054)      (.038)      (.027)      (.034)      (.059)
                               ---------     -------     -------     -------     -------
Total distributions...........     (.054)      (.038)      (.027)      (.034)      (.059)
                               ---------     -------     -------     -------     -------
Net asset value:
  End of year................. $   1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                               =========     =======     =======     =======     =======
Total return..................      5.58%       3.84%       2.75%       3.48%       6.01%

Net assets (in millions):
  End of year................. $  108.92     $ 91.79     $ 73.66     $ 84.56     $ 94.41
Ratio of expenses to
 average net
  assets......................       .54%        .55%        .54%        .53%        .52%
Ratio of net investment
 income to average net
 assets.......................      5.43%       3.81%       2.71%       3.42%       5.91%

                                  1990        1989         1988        1987        1986
                                  ----        ----         ----        ----        ----
Net asset value:
  Beginning of year...........  $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                -------      -------     -------     -------     -------
Income from investment
 operations:
Net investment income.........     .078         .088        .072        .063        .064
                                -------      -------     -------     -------     -------
Total from investment
 operations...................     .078         .088        .072        .063        .064
                                -------      -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income............    (.078)       (.088)      (.072)      (.063)      (.064)
                                -------      -------     -------     -------     -------
Total distributions...........    (.078)       (.088)      (.072)      (.063)      (.064)
                                -------      -------     -------     -------     -------
Net asset value:
  End of year.................  $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                =======      =======     =======     =======     =======
Total return..................     8.12%        9.16%       7.39%       6.49%       6.60%
Net assets (in millions):
  End of year.................  $114.59      $ 70.16     $ 66.35     $ 52.35     $ 33.54
Ratio of expenses to
 average net assets...........      .54%         .54%        .55%        .57%        .57%
Ratio of net investment
 income to average net
 assets.......................     7.80%        8.79%       7.20%       6.35%       6.44%

                       See Notes to Financial Statements

MML Series Investment Fund

                             MML MANAGED BOND FUND

                                 1995          1994          1993           1992          1991
                                 ----          ----          ----           ----          ----
Net asset value:
  Beginning of year            $  11.141     $  12.405      $  12.041     $  12.219     $11.318
                               ---------     ---------      ---------     ---------     -------
Income from investment
 operations:
Net investment income               .782          .792           .785          .870        .903
Net realized and unrealized
  gain (loss) on investments
  and forward commitments          1.307        (1.264)          .618          .001        .916
                               ---------     ---------      ---------     ---------     -------
Total from investment
 operations                        2.089         (.472)         1.403          .871       1.819
                               ---------     ---------      ---------     ---------     -------
Less distributions:
Dividends from net
 investment income                 (.782)        (.792)         (.784)        (.869)      (.902)
Distribution from net
 realized gains                       --            --          (.255)        (.158)      (.016)
Distribution in excess of
 net realized  gains                  --            --             --         (.022)         --
                               ---------     ---------      ---------     ---------     -------
Total distributions                (.782)        (.792)        (1.039)       (1.049)      (.918)
                               ---------     ---------      ---------     ---------     -------
Net asset value:
  End of year                  $  12.448     $  11.141      $  12.405     $  12.041     $12.219
                               =========     =========      =========     =========     =======
Total return                       19.14%        (3.76%)        11.81%         7.31%      16.66%
Net assets (in millions):
  End of year                  $  158.70     $  121.21      $  129.11     $   88.15     $ 66.98
Ratio of expenses to
 average net assets                  .52%          .52%           .54%          .56%        .57%
Ratio of net investment
 income to average net
 assets                             6.63%         6.69%          6.37%         7.28%       7.96%
Portfolio turnover rate            70.00%        32.77%         58.81%        39.51%      61.85%


                                1990        1989        1988        1987        1986
                                ----        ----        ----        ----        ----
Net asset value:
  Beginning of year            $11.354     $10.919     $11.052     $12.541     $11.978
                               -------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income             .943        .918        .906        .969       1.061
Net realized and unrealized
  gain (loss) on investments
  and forward commitments        (.036)       .454       (.133)      (.673)       .597
                               -------     -------     -------     -------     -------
Total from investment
 operations                       .907       1.372        .773        .296       1.658
                               -------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income               (.943)      (.918)      (.906)     (1.229)     (1.095)
Distribution from net
 realized gains                     --       (.019)         --       (.556)         --
Distribution in excess of
 net realized gains                 --          --          --          --          --
                               -------     -------     -------     -------     -------
Total distributions              (.943)      (.937)      (.906)     (1.785)     (1.095)
                               -------     -------     -------     -------     -------
Net asset value:
  End of year                  $11.318     $11.354     $10.919     $11.052     $12.541
                               =======     =======     =======     =======     =======
Total return                      8.38%      12.83%       7.13%       2.60%      14.46%

Net assets (in millions):
  End of year                  $ 43.07     $ 40.03     $ 31.35     $ 26.16     $ 30.38
Ratio of expenses to
 average net assets                .57%        .59%        .61%        .60%        .60%
Ratio of net investment
 income to average net
 assets                           8.40%       8.35%       8.25%       8.24%       8.87%
Portfolio turnover rate          69.93%      64.77%      74.92%      55.60%     203.76%


                                MML BLEND FUND

                                  1995          1994          1993           1992         1991
                                  ----          ----          ----           ----         ----
Net asset value:
  Beginning of year            $  17.672     $  18.305      $  17.846     $  17.307     $14.839
                               ---------     ---------      ---------     ---------     -------
Income from investment
 operations:
Net investment income               .811          .707           .655          .707        .736
Net realized and unrealized
  gain (loss) on investments
  and forward commitments          3.246         (.271)         1.057          .880       2.771
                               ---------     ---------      ---------     ---------     -------
Total from investment
 operations                        4.057          .436          1.712         1.587       3.507
                               ---------     ---------      ---------     ---------     -------
Less distributions:
Dividends from net
 investment income                 (.811)        (.707)         (.655)        (.707)      (.736)
Distribution from net
 realized gains                    (.399)        (.359)         (.598)        (.326)      (.303)
Distribution in excess of
 net realized gains                   --         (.003)            --         (.015)         --
                               ---------     ---------      ---------     ---------     -------
Total distributions               (1.210)       (1.069)        (1.253)       (1.048)     (1.039)
                               ---------     ---------      ---------     ---------     -------
Net asset value:
  End of year                  $  20.519     $  17.672      $  18.305     $  17.846     $17.307
                               =========     =========      =========     =========     =======
Total return                       23.28%         2.48%          9.70%         9.36%      24.00%

Net assets (in millions):
  End of year                  $1,823.14     $1,444.26      $1,296.54     $1,013.28     $797.04
Ratio of expenses to
 average net assets                  .38%          .39%           .40%          .41%        .42%
Ratio of net investment
 income to average net
 assets                             4.19%         3.93%          3.60%         4.07%       4.54%
Portfolio turnover rate            30.78%        26.59%         20.20%        25.43%      26.92%


                                  1990        1989        1988        1987        1986
                                  ----        ----        ----        ----        ----
Net asset value:
  Beginning of year            $15.428     $13.876     $13.095     $13.774     $12.244
                               -------     -------     -------     -------     -------
Income from investment
 operations:
Net investment income             .792        .823        .734        .624        .540
Net realized and unrealized
  gain (loss) on investments
  and forward commitments        (.445)      1.921       1.000       (.148)      1.653
                               -------     -------     -------     -------     -------
Total from investment
 operations                       .347       2.744       1.734        .476       2.193
                               -------     -------     -------     -------     -------
Less distributions:
Dividends from net
 investment income               (.811)      (.835)      (.728)      (.747)      (.560)
Distribution from net
 realized gains                  (.125)      (.357)      (.225)      (.408)      (.103)
Distribution in excess of
 net realized gains                 --          --          --          --          --
                               -------     -------     -------     -------     -------
Total distributions              (.936)     (1.192)      (.953)     (1.155)      (.663)
                               -------     -------     -------     -------     -------
Net asset value:
  End of year                  $14.839     $15.428     $13.876     $13.095     $13.774
                               =======     =======     =======     =======     =======
Total return                      2.37%      19.96%      13.40%       3.12%      18.30%

Net assets (in millions):
  End of year                  $574.15     $524.29     $401.22     $346.12     $236.15
Ratio of expenses to
 average net assets                .44%        .45%        .46%        .48%        .51%
Ratio of net investment
 income to average net
 assets                           5.37%       5.57%       5.29%       4.77%       4.81%
Portfolio turnover rate          24.55%      22.39%      25.70%      36.56%      58.75%

Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

                       See Notes to Financial Statements

MML Equity Fund

SCHEDULE OF INVESTMENTS
December 31, 1995

                                                      Number        Market
                                                        of           Value
                                                      Shares       (Note 2A)
                                                   ------------  ------------
EQUITIES - 92.49%

Aerospace & Defense - 2.23%
 The Boeing Company.........................            202,500  $ 15,870,938
 TRW, Inc...................................            154,100    11,942,750
                                                   ------------  ------------
                                                        356,600    27,813,688
                                                   ------------  ------------

Agribusiness - 1.56%
 Archer-Daniels-Midland Company.............            359,975     6,479,550
 Pioneer Hi-Bred International, Inc.........            235,000    13,071,875
                                                   ------------  ------------
                                                        594,975    19,551,425
                                                   ------------  ------------

Apparel, Textiles, Shoes - .93%
 VF Corporation.............................            220,000    11,605,000
                                                   ------------  ------------

Automotive & Parts - 4.20%
 Ford Motor Company.........................            477,000    13,833,000
 Genuine Parts Company......................            433,500    17,773,500
 Goodyear Tire & Rubber Company.............            461,000    20,917,875
                                                   ------------  ------------
                                                      1,371,500    52,524,375
                                                   ------------  ------------

Banking, Savings & Loans - 6.16%
 The Bank of New York Company,
  Incorporated..............................            435,000    21,206,250
 Comerica, Incorporated.....................            435,000    17,454,375
 CoreStates Financial Corporation...........            410,500    15,547,687
 Norwest Corporation........................            291,000     9,603,000
 Wachovia Corporation.......................            288,200    13,185,150
                                                   ------------  ------------
                                                      1,859,700    76,996,462
                                                   ------------  ------------

Beverages - 1.95%
 Brown-Forman Corporation (Class B).........            333,000    12,154,500
 Pepsico, Incorporated......................            218,000    12,180,750
                                                   ------------  ------------
                                                        551,000    24,335,250
                                                   ------------  ------------

Chemicals - 4.03%
 Eastman Chemical Company...................            240,000    15,030,000
 E.I. du Pont de Nemours and Company........            166,500    11,634,187
 The Lubrizol Corporation...................            242,000     6,745,750
 Nalco Chemical Company.....................            335,000    10,091,875
 Rohm & Haas................................            106,300     6,843,063
                                                   ------------  ------------
                                                      1,089,800    50,344,875
                                                   ------------  ------------

Communications - 2.18%
 AT&T Corporation...........................            420,000    27,195,000
                                                   ------------  ------------

Computers & Office Equipment - 6.41%
 Hewlett-Packard Company....................            385,000    32,243,750
 International Business Machines Corporation            121,000    11,101,750
 Pitney Bowes, Inc..........................            423,500    19,904,500
 Xerox Corporation..........................            123,000    16,851,000
                                                   ------------  ------------
                                                      1,052,500    80,101,000
                                                   ------------  ------------

Containers - .97%
 Temple-Inland, Inc.........................            273,500    12,068,188
                                                   ------------  ------------

Cosmetics & Personal Care - 1.28%
 Kimberly-Clark Corporation.................            193,600    16,020,400
                                                   ------------  ------------

Electric Utilities - 1.84%
 Niagara Mohawk Power Corporation...........            463,500     4,461,187
 NIPSCO Industries, Inc.....................            200,000     7,650,000
 SCANA Corporation..........................            378,000    10,820,250
                                                   ------------  ------------
                                                      1,041,500    22,931,437
                                                   ------------  ------------

                                                      Number        Market
                                                        of           Value
                                                      Shares       (Note 2A)
                                                   ------------  ------------

EQUITIES (Continued)

Electrical Equipment & Electronics - 7.53%
 AMP, Incorporated..........................            580,000  $ 22,257,500
 General Electric Company...................            470,000    33,840,000
 General Signal Corporation.................            269,500     8,725,063
 Honeywell Inc..............................            272,500    13,250,313
 Hubbell, Incorporated (Class B)............            242,072    15,916,234
                                                   ------------  ------------
                                                      1,834,072    93,989,110
                                                   ------------  ------------

Energy - 8.65%
 Amoco Corporation..........................            380,000    27,312,500
 Atlantic Richfield Company.................            175,500    19,436,625
 Chevron Corporation........................            360,000    18,900,000
 Kerr-McGee Corporation.....................            250,100    15,881,350
 Mobil Corporation..........................            197,200    22,086,400
 USX Corporation - Marathon Group...........            145,000     2,827,500
 Union Pacific Resources Group, Inc.........             62,100     1,575,787
                                                   ------------  ------------
                                                      1,569,900   108,020,162
                                                   ------------  ------------

Financial Services - 1.33%
 American Express Company...................            400,000    16,550,000
                                                   ------------  ------------

Foods - 1.57%
 CPC International, Inc.....................            285,000    19,558,125
                                                   ------------  ------------

Forest Products & Paper - 2.37%
 Westvaco Corporation.......................            335,755     9,317,201
 Weyerhaeuser Company.......................            467,500    20,219,375
                                                   ------------  ------------
                                                        803,255    29,536,576
                                                   ------------  ------------

Hardware & Tools - 1.30%
 The Stanley Works..........................            315,500    16,248,250
                                                   ------------  ------------

Healthcare - 9.60%
 Becton, Dickinson and Company..............            260,000    19,500,000
 Bristol-Myers Squibb Company...............            507,500    43,581,562
 Pfizer, Incorporated.......................            600,000    37,800,000
 Schering-Plough Corp.......................            347,500    19,025,625
                                                   ------------  ------------
                                                      1,715,000   119,907,187
                                                   ------------  ------------

Household Products - .91%
 The Clorox Company.........................            159,500    11,424,188
                                                   ------------  ------------

Industrial Distribution - 1.25%
 W. W. Grainger, Inc........................            236,000    15,635,000
                                                   ------------  ------------

Industrial Transportation - 1.54%
 Norfolk Southern Corporation...............            242,000    19,208,750
                                                   ------------  ------------

Insurance - 4.92%
 Allstate Corporation.......................            185,182     7,615,610
 Jefferson-Pilot Corporation................            207,000     9,625,500
 MBIA, Inc..................................            154,000    11,550,000
 SAFECO Corporation.........................            750,000    25,875,000
 Unitrin, Inc...............................            140,000     6,720,000
                                                   ------------  ------------
                                                      1,436,182    61,386,110
                                                   ------------  ------------

Machinery & Components - 1.62%
 Dover Corporation..........................            325,000    11,984,375
 Parker-Hannifin Corporation................            242,050     8,290,213
                                                   ------------  ------------
                                                        567,050    20,274,588
                                                   ------------  ------------

Metals & Mining - .27%
 Reynolds Metals Company....................             60,000     3,397,500
                                                   ------------  ------------

MML Equity Fund

December 31, 1995

                                                      Number        Market
                                                        of           Value
                                                      Shares       (Note 2A)
                                                   ------------  ------------

EQUITIES (Continued)

Miscellaneous - 2.59%
 Harsco Corporation.........................            169,500  $  9,852,187
 Minnesota Mining &
  Manufacturing Company.....................            340,000    22,525,000
                                                   ------------  ------------
                                                        509,500    32,377,187
                                                   ------------  ------------

Photography - 1.21%
 Eastman Kodak Company......................            225,000    15,075,000
                                                   ------------  ------------

Publishing & Printing - 4.35%
 The Dun & Bradstreet Corporation...........            308,500    19,975,375
 McGraw-Hill Companies, Inc.................            224,000    19,516,000
 R. R. Donnelley & Sons Company.............            378,000    14,883,750
                                                   ------------  ------------
                                                        910,500    54,375,125
                                                   ------------  ------------

Retail - 2.32%
 J.C. Penney Company, Inc...................             89,400     4,257,675
 The May Department Stores Company..........            363,000    15,336,750
 Sears Roebuck and Company..................            242,000     9,438,000
                                                   ------------  ------------
                                                        694,400    29,032,425
                                                   ------------  ------------

Retail - Grocery - 1.20%
 Albertson's, Inc...........................            455,200    14,964,700
                                                   ------------  ------------

Telephone Utilities - 2.64%
 Ameritech Corporation......................            182,000    10,738,000
 Frontier Corporation.......................            423,500    12,705,000
 Southern New England
  Telecommunications Corporation............            240,000     9,540,000
                                                   ------------  ------------
                                                        845,500    32,983,000
                                                   ------------  ------------

Tobacco - 1.58%
 American Brands, Inc.......................            442,000    19,724,250
                                                   ------------  ------------

Total Equities
 (Cost $784,795,485)........................                    1,155,154,333
                                                                -------------

                                                    Principal
                                                     Amount
                                                   -----------
SHORT-TERM INVESTMENTS - 11.69%

Commercial Paper
 Aristar, Inc.
  5.600%         2/14/96....................       $  3,480,000     3,456,181
 Comdisco, Inc.
  6.030%         1/11/96....................          3,545,000     3,539,062
 Comdisco, Inc.
  6.030%         1/12/96....................          3,300,000     3,293,920
 Comdisco, Inc.
  6.000%         1/22/96....................          4,610,000     4,593,235
 Comdisco, Inc.
  5.950%         2/12/96....................          4,790,000     4,756,356
 ConAgra, Inc.
  5.970%         1/3/96.....................          5,585,000     5,583,148
 ConAgra, Inc.
  5.930%         1/24/96....................          3,615,000     3,601,304


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 ConAgra, Inc.
  5.930%         2/1/96.....................       $  4,590,000  $  4,566,562
 ConAgra, Inc.
  5.770%         2/6/96.....................          3,835,000     3,812,872
 Dana Credit Corporation
  6.000%         1/31/96....................          6,220,000     6,187,578
 Dana Credit Corporation
  5.950%         2/16/96....................          4,295,000     4,261,793
 Dana Credit Corporation
  5.820%         3/21/96....................          3,165,000     3,123,042
 Dominion Resources Inc.
  6.010%         1/23/96....................          5,200,000     5,180,901
 Florida Power & Light Co.
  5.580%         2/7/96.....................          2,255,000     2,242,068
 GTE Corporation
  5.950%         2/2/96.....................          5,225,000     5,197,366
 GTE Corporation
  5.830%         2/9/96.....................          5,900,000     5,862,737
 Illinois Power Company
  6.000%         1/25/96....................          3,225,000     3,212,100
 Illinois Power Company
  6.100%         2/5/96.....................          2,380,000     2,365,885
 Illinois Power Company
  5.930%         2/8/96.....................          4,000,000     3,974,962
 MAPCO Inc.
  6.050%         1/5/96.....................          4,575,000     4,571,925
 MAPCO Inc.
  6.000%         1/8/96.....................          4,385,000     4,379,884
 MAPCO Inc.
  6.000%         1/10/96....................          4,000,000     3,994,000
 ORIX Credit Alliance, Inc.
  6.080%         1/17/96....................          5,865,000     5,848,749
 ORIX Credit Alliance, Inc.
  6.070%         1/19/96....................          5,160,000     5,144,178
 ORIX Credit Alliance, Inc.
  6.000%         1/26/96....................          4,000,000     3,983,333
 ORIX Credit Alliance, Inc.
  6.070%         1/30/96....................          4,000,000     3,980,175
 ORIX Credit Alliance, Inc.
  5.750%         2/14/96....................          8,000,000     7,943,778
 Public Service Company of Colorado
  6.000%         1/29/96....................          6,410,000     6,380,087
 Rite Aid Corporation
  5.900%         2/26/96....................          3,790,000     3,754,926
 Rite Aid Corporation
  5.980%         1/16/96....................          3,500,000     3,491,057
 Texas Utilities Electric Company
  5.950%         1/2/96.....................          4,000,000     3,999,339
 Textron, Inc.
  5.970%         2/29/96....................          1,500,000     1,485,146
 Tyson Foods, Inc.
  6.050%         1/4/96.....................          1,340,000     1,339,324
 Tyson Foods, Inc.
  5.990%         1/9/96.....................          2,745,000     2,741,346
 Tyson Foods, Inc.
  5.990%         1/18/96....................          4,165,000     4,152,537
                                                   ------------  ------------
Total Short-Term Investments
  (Cost $146,006,980).......................       $146,650,000   146,000,856
                                                   ============  ============

MML Equity Fund

December 31, 1995

                                                                     Market
                                                                      Value
                                                                    (Note 2A)
                                                                 --------------
Total Investments -
 (Cost $930,802,465) (a)                                104.18%  $1,301,155,189
Other Assets -                                              27        3,422,570
Liabilities -                                            (4.45)     (55,678,753)
                                                        -------  --------------
Net Assets -                                            100.00%  $1,248,899,006
                                                        =======  ==============

(a)  Federal Income Tax Information: At
     December 31, 1995 the net unrealized
     appreciation on investments based on cost of $930,814,277 for federal income tax purposes is as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there is an excess
     of market value over tax cost..................             $  378,715,018

     Aggregate gross unrealized depreciation for
     all investments in which there is an excess
     of tax cost over market value..................                 (8,374,106)
                                                                 --------------
     Net unrealized appreciation....................             $  370,340,912
                                                                 ==============

                      See Notes to Financial Statements.

MML Money Market Fund

SCHEDULE OF INVESTMENTS
December 31, 1995

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS - 100.57%
Commercial Paper
 Anheuser-Busch Companies, Inc.
  5.550%         3/7/96.....................       $  2,115,000  $  2,093,480
 Aristar, Inc.
  5.780%         1/30/96....................          4,000,000     3,981,375
 Atlantic Richfield Corp.
  5.600%         2/9/96.....................          2,800,000     2,783,013
 Baltimore Gas & Electric Company
  5.680%         1/19/96....................          3,015,000     3,006,437
 Bell Atlantic Network Funding Corp.
  5.450%         2/22/96....................          2,035,000     2,018,980
 Bell Atlantic Network Funding Corp.
  5.510%         2/23/96....................          2,265,000     2,246,626
 Campbell Soup Company
  5.650%         1/16/96....................          3,210,000     3,202,443
 Caterpillar Financial Services Corp.
  5.650%         2/15/96....................          1,915,000     1,901,475
 Coca Cola Company
  5.580%         2/2/96.....................          1,425,000     1,417,932
 Coca Cola Company
  5.350%         3/6/96.....................          1,000,000       990,340
 Coca Cola Financial Corporation
  5.580%         2/1/96.....................          1,845,000     1,836,135
 Consolidated Natural Gas Company
  5.630%         2/6/96.....................          1,435,000     1,426,921
 Dresser Industries, Inc.
  5.750%         1/31/96....................          2,200,000     2,189,458
 Dresser Industries, Inc.
  5.650%         1/26/96....................          1,800,000     1,792,938
 E.I. du Pont de Nemours and Company
  5.660%         1/17/96....................          3,015,000     3,007,416
 Echlin Inc.
  5.710%         1/26/96....................          2,000,000     1,992,069
 Eli Lilly & Company
  5.670%         1/19/96....................          1,890,000     1,884,642
 Eli Lilly & Company
  5.550%         3/28/96....................          2,400,000     2,367,810
 Ford Motor Credit Company
  5.350%         7/22/96....................          4,000,000     3,879,328
 GTE Corporation
  5.850%         2/14/96....................          2,545,000     2,526,803
 GTE Corporation
  5.840%         2/16/96....................            230,000       228,284
 GTE Corporation
  5.600%         3/5/96.....................          1,580,000     1,564,270
 General Electric Company
  5.420%         5/3/96.....................          1,125,000     1,104,167
 General Motors Acceptance Corporation
  5.570%         3/15/96....................          2,080,000     2,056,185
 General Motors Acceptance Corporation
  5.847%         1/2/96.....................            510,000       510,000
 Georgia Power Company
  5.610%         3/6/96.....................            360,000       356,354
 Georgia Power Company
  5.640%         2/12/96....................          3,900,000     3,874,338
 Great Lakes Chemical Corp.
  5.670%         1/22/96....................          1,735,000     1,729,261
 Hercules Incorporated
  5.660%         2/16/96....................          1,870,000     1,856,476
 Hercules Incorporated
  5.350%         6/19/96....................          1,600,000     1,559,578
 Indianapolis Power & Light Company
  5.680%         1/25/96....................          2,025,000     2,017,332


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 John Deere Capital Corporation
  5.680%         2/13/96....................       $  3,930,000  $  3,903,337
 McCormick & Company Inc.
  5.600%         1/29/96....................          2,855,000     2,842,565
 Minnesota Mining and Manufacturing Company
  5.480%         3/14/96....................          2,460,000     2,432,664
 Nestle Capital Corporation
  5.660%         1/23/96....................          1,595,000     1,589,483
 Nestle Capital Corporation
  5.370%         4/11/96....................          2,720,000     2,679,021
 Northern Illinois Gas Company
  5.670%         1/12/96....................          4,500,000     4,492,204
 Northern States Power Company
  5.680%         1/18/96....................          2,020,000     2,014,582
 Pacificorp
  5.710%         1/5/96.....................          1,570,000     1,569,004
 Pacificorp
  5.700%         2/7/96.....................          2,250,000     2,236,819
 J.C. Penney Funding Corp.
  5.650%         2/8/96.....................          3,785,000     3,762,427
 Pepsico Inc.
  5.700%         1/12/96....................            820,000       818,572
 Pepsico Inc.
  5.550%         2/6/96.....................          1,770,000     1,760,177
 Pioneer Hi-Bred International, Inc.
  5.700%         1/24/96....................          3,375,000     3,362,709
 Pitney Bowes Credit Corporation
  5.620%         2/5/96.....................          3,060,000     3,043,281
 Proctor & Gamble Company
  5.610%         2/21/96....................          4,000,000     3,968,210
 Southern New England Telecommunications
 Corporation
  5.700%         1/31/96....................          1,530,000     1,522,733
 Southwestern Bell Telephone Company
  5.500%         2/27/96....................          4,180,000     4,143,599
                                                   ------------  ------------


Total Short-Term Investments
  (Cost $109,543,253) (a)                          $110,345,000   109,543,253
                                                   ============  ------------
Total Investments -
 (Cost $109,543,253) (a)                 100.57%                  109,543,253
Other Assets -                              .01                         3,459
Liabilities -                              (.58)                     (626,511)
                                         -------                 ------------
Net Assets -                             100.00%                 $108,920,201
                                         =======                 ============

(a) Federal Income Tax Information: The aggregate cost for investments for the MML Money Market Fund as of December 31, 1995 is the same for financial reporting and federal income tax purposes.
   December 31, 1995 seven-day average yield for the portfolio: 5.25%

                      See Notes to Financial Statements.

MML Managed Bond Fund

SCHEDULE OF INVESTMENTS
December 31, 1995

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES - 95.72%

Asset Backed Securities - 10.03%
Auto Receivables
 Daimler-Benz Auto Grantor Trust 1995-A
  5.850%         5/15/02.....................      $  2,883,620  $  2,894,433
 Daimler-Benz Vehicle Trust 1994-A
  5.950%         12/15/00....................           660,968       662,059
 Ford Credit 1994-B Grantor Trust
  7.300%         10/15/99....................           959,110       977,390
 GMAC 1992-E Grantor Trust
  4.750%         8/15/97.....................           321,666       320,257
 Honda Auto Receivables 1992-A Grantor Trust
  4.900%         6/15/98.....................           195,325       194,653
 Jet Equipment Trust 1995-A
  8.235%         5/1/15......................         1,990,986     2,187,895
 Midlantic Auto Grantor Trust 1992-1
  4.300%         9/15/97.....................            93,624        93,594
 Nissan Auto Receivables 1994-A Grantor Trust
  6.450%         9/15/99.....................         1,547,068     1,560,110
 Railcar Trust No. 1992-1
  7.750%         6/1/04......................         1,715,380     1,849,385
 World Omni 1994-A Automobile Lease
 Securitization Trust
  6.450%         9/25/00.....................         2,131,553     2,145,110
 World Omni 1995-A Automobile Lease
 Securitization Trust
  6.050%         11/25/01....................         3,000,000     3,026,250
                                                   ------------  ------------
Total Asset Backed Securities
 (Cost $15,716,572)                                  15,499,300    15,911,136
                                                   ------------  ------------

Corporate Debt - 51.52%
 American Airlines, Inc.
  9.780%         11/26/11....................         2,000,000     2,364,400
 AMR Corporation
  9.000%         8/1/12......................         1,000,000     1,127,770
 Analog Devices, Inc.
  6.625%         3/1/00......................         1,000,000     1,012,980
 Associates Corporation of North America
  7.875%         9/30/01.....................         2,000,000     2,182,260
 Atlantic Richfield Company
  7.770%         2/13/02.....................         3,000,000     3,275,310
 BP America Inc.
  8.500%         4/15/01.....................         2,000,000     2,240,220
 Bell Atlantic Financial Services, Inc.
  6.610%         2/4/00......................         2,000,000     2,064,600
 Columbia Gas System, Inc.
  6.610%         11/28/02....................         2,000,000     2,036,220
 Commercial Credit Company
  7.750%         3/1/05......................         3,000,000     3,333,180
 Corning Glass Works, Inc.
  8.875%         3/15/16.....................           500,000       603,690
 Dow Capital
  7.125%         1/15/03.....................         4,000,000     4,167,880
 English China Clays Delaware, Inc.
  7.375%         10/1/02.....................         1,000,000     1,059,300
 Equifax, Inc.
  6.500%         6/15/03.....................         1,250,000     1,273,950
 ERAC USA Finance Company 144A
  7.875%         3/15/98.....................         1,500,000     1,576,875
 Foster Wheeler Corporation
  6.750%         11/15/05....................         2,000,000     2,061,620
 General Electric Capital Corporation
  8.750%         5/21/07.....................         1,000,000     1,206,390
 General Motors Acceptance Corporation
  6.300%         9/10/97.....................         2,500,000     2,529,150


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

Corporate Debt (Continued)
 The Goldman Sachs Group, L.P. 144A
  6.200%         2/15/01.....................      $  2,000,000  $  2,004,360
 Hercules Incorporated
  6.625%         6/1/03......................         2,000,000     2,055,180
 Imcera Group, Inc.
  6.000%         10/15/03....................         2,000,000     1,924,780
 ITT Corporation (New)
  7.375%         11/15/15....................         3,500,000     3,608,500
 Leucadia National Corporation
  7.750%         8/15/13.....................         2,000,000     2,070,380
 Lockheed Corporation
  5.650%         4/1/97......................         2,000,000     1,995,500
 McDonnell Douglas Corporation
  9.250%         4/1/02......................         1,400,000     1,630,160
 Newmont Mining Corporation
  8.625%         4/1/02......................         2,000,000     2,209,980
 News America Holdings Incorporated
  9.250%         2/1/13......................         1,000,000     1,177,840
 Penske Truck Leasing Co., L.P.
  7.750%         5/15/99.....................         1,250,000     1,305,450
 Polaroid Corporation
  7.250%         1/15/97.....................         1,000,000     1,013,290
 Polaroid Corporation
  8.000%         3/15/99.....................         1,000,000     1,056,350
 Ralston Purina Company
  7.750%         10/1/15.....................         3,000,000     3,222,240
 Rolls-Royce Capital Inc.
  7.125%         7/29/03.....................         1,500,000     1,564,890
 Service Corporation International
  7.000%         6/1/15......................         2,250,000     2,507,018
 Tenaga Nasional Berhad 144A
  7.875%         6/15/04.....................         1,250,000     1,373,563
 Textron Inc.
  9.550%         3/19/01.....................         1,000,000     1,136,100
 Thomas & Betts Corporation
  8.250%         1/15/04.....................         1,500,000     1,645,035
 Time Warner, Inc.
  7.750%         6/15/05.....................         3,000,000     3,123,090
 US West Capital Funding Corporation
  8.375%         10/18/99....................         3,000,000     3,262,140
 Union Oil of California
  8.750%         8/15/01.....................         1,500,000     1,669,890
 United Air Lines, Inc.
  10.110%        2/19/06.....................           476,860       540,998
 Valassis Communications, Inc.
  9.550%         12/1/03.....................         2,000,000     2,039,240
 Westinghouse Electric Corporation
  8.375%         6/15/02.....................         1,200,000     1,237,680
 W.R. Grace & Co.
  7.750%         10/1/02.....................         2,100,000     2,273,250
                                                   ------------  ------------
Total Corporate Debt
 (Cost $78,945,707)..........................        76,676,860    81,762,699
                                                   ============  ============


MML Managed Bond Fund

December 31, 1995

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------

BONDS AND NOTES (Continued)

U.S. Government Agency Obligations - 19.01%

Federal Home Loan Mortgage
 Corporation (FHLMC) - 4.06%

Collateralized Mortgage Obligations - 3.91%
 FHLMC Series 1080 Class D
  7.000%         7/15/20.....................      $  2,000,000  $  2,032,500
 FHLMC Series 1322 Class G
  7.500%         2/15/07.....................         2,000,000     2,088,740
 FHLMC Series 1460 Class H
  7.000%         5/15/07.....................         2,000,000     2,072,500
                                                   ------------  ------------
                                                      6,000,000     6,193,740
                                                   ------------  ------------

Pass-Through Securities - .15%
 FHLMC
  9.000%         3/1/17......................           228,281       242,521
                                                   ------------  ------------
                                                      6,228,281     6,436,261
                                                   ------------  ------------

Federal National Mortgage
 Association (FNMA) - 3.32%

Collateralized Mortgage Obligations - 2.81%
 FNMA Series 1993-175 Class PL
  5.000%         10/25/02....................         2,000,000     1,980,000
 FNMA Series 1993-191 Class PD
  5.400%         3/25/04.....................         1,500,000     1,486,395
 FNMA Series 1993-221 Class PD
  6.000%         12/25/08....................         1,000,000       989,680
                                                   ------------  ------------
                                                      4,500,000     4,456,075
                                                   ------------  ------------

Pass-Through Securities - .51%
 FNMA
  9.000%         5/1/09......................           761,881       809,971
                                                   ------------  ------------
                                                      5,261,881     5,266,046
                                                   ------------  ------------

Government National Mortgage
  Association (GNMA) - 9.10%

Collateralized Mortgage Obligations - .60%
 JHM Acceptance Corporation, Series E Class 5
  8.960%         4/1/19......................           895,053       956,587
                                                   ------------  ------------

Pass-Through Securities - 8.50%
 GNMA
  8.000%         6/15/06 - 3/15/08...........         6,449,335     6,833,391
 GNMA - ARMS
  6.000%         7/20/25 - 12/20/25..........         6,586,262     6,659,175
                                                   ------------  ------------
                                                     13,035,597    13,492,566
                                                   ------------  ------------
                                                     13,930,650    14,449,153
                                                   ------------  ------------

                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

U.S. Government Guaranteed Notes - 2.53%
 1994-A Atlanta, GA
  5.780%         8/1/98......................      $    130,000  $    130,637
 1994-A Baxter Springs, KS
  5.780%         8/1/98......................           700,000       703,430
 1994-A Boston, MA
  5.780%         8/1/98......................           745,000       748,650
 1994-A Detroit, MI
  5.780%         8/1/98......................           385,000       386,887
 1994-A Egg Harbor, NJ
  5.780%         8/1/98......................           260,000       261,274
 1994-A Kansas City, MO
  5.780%         8/1/98......................           550,000       552,695
 1994-A Mayaguez, PR
  5.780%         8/1/98......................           295,000       296,446
 1994-A Rochester, NY
  5.780%         8/1/98......................           300,000       301,470
 1994-A Sacramento, CA
  5.780%         8/1/98......................            55,000        55,270
 1994-A Saginaw, MI
  5.780%         8/1/98......................           315,000       316,544
 1994-A Youngstown, OH
  5.780%         8/1/98......................           265,000       266,299
                                                   ------------  ------------
                                                      4,000,000     4,019,602
                                                   ------------  ------------
Total U.S. Government Agency Obligations
 (Cost $29,136,748)..........................        29,420,812    30,171,062
                                                   ------------  ------------

U.S. Treasury Obligations - 15.16%

U.S. Treasury Bonds - 9.28%
 U.S. Treasury Bond
  8.875%         8/15/17.....................        11,000,000    14,733,070
                                                   ------------  ------------

U.S. Treasury Notes - 3.50%
 U.S. Treasury Note
  7.250%         5/15/04.....................         5,000,000     5,550,000
                                                   ------------  ------------

U.S. Treasury Strips - 2.38%
 U.S. Treasury Strip - Principal Only
  0.000%         2/15/15.....................        12,200,000     3,775,290
                                                   ------------  ------------

Total U.S. Treasury Obligations
 (Cost $21,674,338)..........................        28,200,000    24,058,360
                                                   ------------  ------------

Total Bonds and Notes
 (Cost $145,473,365).........................      $149,796,972   151,903,257
                                                   ============  ============

MML Managed Bond Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS - 1.62%

Commercial Paper
 ORIX Credit Alliance, Inc.
  6.400%         1/5/96........................    $  2,185,000  $  2,183,446
 Ryder System Inc.
  6.000%         1/2/96........................         395,000       394,934
                                                   ------------  ------------
Total Short-Term Investments
 (Cost $2,578,380)                                 $  2,580,000     2,578,380
                                                   ============  ------------

Total Investments
 (Cost $148,051,745) (a)                      97.34%              154,481,637
Other Assets -                                 9.33                14,800,734
Liabilities -                                 (6.67)              (10,584,233)
                                             -------             ------------
Net Assets -                                 100.00%             $158,698,138
                                             =======             ============

(a)  Federal Income Tax Information. At
     December 31, 1995 the net unrealized
     appreciation on investments based on
     cost of $148,061,936 for federal income
     tax purposes is as follows.

     Aggregate gross unrealized appreciation for
     all investments and forward commitments in
     which there is an excess of market value over
     tax cost.................................................   $  7,077,046

     Aggregate gross unrealized depreciation for
     all investments and forward commitments in
     which there is an excess of tax cost over
     market value.............................................       (657,345)
                                                                 ------------

        Net unrealized appreciation...........................   $  6,419,701
                                                                 ============


                       See Notes to Financial Statements

MML Blend Fund

SCHEDULE OF INVESTMENTS
December 31, 1995


                                                     Number         Market
                                                       of            Value
                                                     Shares        (Note 2A)
                                                   ------------  ------------
EQUITIES - 55.32%

Aerospace & Defense - 1.42%
 The Boeing Company..........................           193,500  $ 15,165,563
 TRW, Inc....................................           138,500    10,733,750
                                                   ------------  ------------
                                                        332,000    25,899,313
                                                   ------------  ------------

Agribusiness - .95%
 Archer-Daniels-Midland Company..............           318,017     5,724,306
 Pioneer Hi-Bred International, Inc..........           208,000    11,570,000
                                                   ------------  ------------
                                                        526,017    17,294,306
                                                   ------------  ------------

Apparel, Textiles, Shoes - .60%
 VF Corporation..............................           208,000    10,972,000
                                                   ------------  ------------

Automotive & Parts - 2.57%
 Ford Motor Company..........................           410,000    11,890,000
 Genuine Parts Company.......................           397,000    16,277,000
 Goodyear Tire & Rubber Company..............           412,200    18,703,575
                                                   ------------  ------------
                                                      1,219,200    46,870,575
                                                   ------------  ------------

Banking, Savings & Loans - 3.85%
 The Bank of New York Company, Incorporated..           390,000    19,012,500
 Comerica, Incorporated......................           397,000    15,929,625
 CoreStates Financial Corporation............           374,800    14,195,550
 Norwest Corporation.........................           262,000     8,646,000
 Wachovia Corporation........................           270,600    12,379,950
                                                   ------------  ------------
                                                      1,694,400    70,163,625
                                                   ------------  ------------

Beverages - 1.25%
 Brown-Forman Corporation (Class B)..........           319,500    11,661,750
 Pepsico, Incorporated.......................           200,000    11,175,000
                                                   ------------  ------------
                                                        519,500    22,836,750
                                                   ------------  ------------

Chemicals - 2.12%
 Eastman Chemical Company....................           216,475    13,556,747
 E.I. du Pont de Nemours and Company.........           146,000    10,201,750
 The Lubrizol Corporation....................           216,000     6,021,000
 Nalco Chemical Company......................           295,000     8,886,875
                                                   ------------  ------------
                                                        873,475    38,666,372
                                                   ------------  ------------

Communications - .66%
 AT&T Corporation............................           185,000    11,978,750
                                                   ------------  ------------

Computers & Office Equipment - 3.88%
 Hewlett-Packard Company.....................           343,000    28,726,250
 International Business Machines Corporation.           106,000     9,725,500
 Pitney Bowes, Inc...........................           371,000    17,437,000
 Xerox Corporation...........................           108,000    14,796,000
                                                   ------------  ------------
                                                        928,000    70,684,750
                                                   ------------  ------------

Cosmetic & Personal Care - .80%
 Kimberly-Clark Corporation..................           176,200    14,580,550
                                                   ------------  ------------

Electric Utilities - 1.11%
 Niagara Mohawk Power Corporation............           416,000     4,004,000
 NIPSCO Industries, Inc......................           178,000     6,808,500
 SCANA Corporation...........................           326,000     9,331,750
                                                   ------------  ------------
                                                        920,000    20,144,250
                                                   ------------  ------------

Electrical Equipment & Electronics - 4.63%
 AMP, Inc....................................           530,000    20,338,750
 General Electric Company....................           420,000    30,240,000
 General Signal Corporation..................           243,000     7,867,125
 Honeywell Inc...............................           243,000    11,815,875
 Hubbell, Incorporated (Class B).............           215,940    14,198,055
                                                   ------------  ------------
                                                      1,651,940    84,459,805
                                                   ------------  ------------


                                                     Number         Market
                                                       of            Value
                                                     Shares        (Note 2A)
                                                   ------------  ------------
EQUITIES (Continued)

Energy - 5.08%
 Amoco Corporation...........................           332,000  $ 23,862,500
 Atlantic Richfield Company..................           151,000    16,723,250
 Chevron Corporation.........................           324,000    17,010,000
 Kerr-McGee Corporation......................           216,000    13,716,000
 Mobil Corporation...........................           177,100    19,835,200
 Union Pacific Resources Group, Inc..........            55,400     1,405,775
                                                   ------------  ------------
                                                      1,255,500    92,552,725
                                                   ------------  ------------

Financial Services - .80%
 American Express Company....................           352,500    14,584,688
                                                   ------------  ------------

Foods - 1.07%
 CPC International, Inc......................           285,000    19,558,125
                                                   ------------  ------------

Forest Products & Paper - 1.54%
 Westvaco Corporation........................           363,012    10,073,583
 Weyerhaeuser Company........................           415,000    17,948,750
                                                   ------------  ------------
                                                        778,012    28,022,333
                                                   ------------  ------------

Hardware & Tools - .81%
 The Stanley Works...........................           285,300    14,692,950
                                                   ------------  ------------

Healthcare - 5.96%
 Becton, Dickinson and Company...............           247,800    18,585,000
 Bristol-Myers Squibb Company................           450,000    38,643,750
 Pfizer, Incorporated........................           540,000    34,020,000
 Schering-Plough Corp........................           318,400    17,432,400
                                                   ------------  ------------
                                                      1,556,200   108,681,150
                                                   ------------  ------------

Household Products - .57%
 The Clorox Company..........................           146,000    10,457,250
                                                   ------------  ------------

Industrial Distribution - .77%
 W. W. Grainger, Inc.........................           212,300    14,064,875
                                                   ------------  ------------

Industrial Transportation - .92%
 Norfolk Southern Corporation................           212,000    16,827,500
                                                   ------------  ------------

Insurance - 2.99%
 Allstate Corporation........................           165,501     6,806,228
 Jefferson-Pilot Corporation.................           183,000     8,509,500
 MBIA, Inc...................................           135,000    10,125,000
 SAFECO Corporation..........................           668,000    23,046,000
 Unitrin, Inc................................           125,000     6,000,000
                                                   ------------  ------------
                                                      1,276,501    54,486,728
                                                   ------------  ------------

Machinery & Components - 1.05%
 Dover Corporation...........................           286,000    10,546,250
 Parker-Hannifin Corporation.................           251,750     8,622,438
                                                   ------------  ------------
                                                        537,750    19,168,688
                                                   ------------  ------------

Metals & Mining - .17%
 Reynolds Metals Company.....................            55,000     3,114,375
                                                   ------------  ------------

Miscellaneous - 1.62%
 Harsco Corporation..........................           159,050     9,244,781
 Minnesota Mining &
  Manufacturing Company......................           305,000    20,206,250
                                                   ------------  ------------
                                                        464,050    29,451,031
                                                   ------------  ------------

Photography - .73%
 Eastman Kodak Company.......................           198,500    13,299,500
                                                   ------------  ------------

MML Blend Fund

December 31, 1995


                                                     Number         Market
                                                       of            Value
                                                     Shares        (Note 2A)
                                                   ------------  ------------
EQUITIES (Continued)

Publishing & Printing - 2.66%
 The Dun & Bradstreet Corporation............           276,000  $ 17,871,000
 McGraw-Hill Companies, Inc..................           200,000    17,425,000
 R.R. Donnelley & Sons Company...............           334,000    13,151,250
                                                   ------------  ------------
                                                        810,000    48,447,250
                                                   ------------  ------------

Retail - 1.42%
 J.C. Penney Company, Inc....................            81,000     3,857,625
 The May Department Stores Company...........           324,000    13,689,000
 Sears Roebuck and Company...................           216,000     8,424,000
                                                   ------------  ------------
                                                        621,000    25,970,625
                                                   ------------  ------------

Retail - Grocery - .75%
 Albertson's, Inc............................           418,300    13,751,612
                                                   ------------  ------------

Telephone Utilities - 1.63%
 Ameritech Corporation.......................           170,000    10,030,000
 Frontier Corporation........................           371,000    11,130,000
 Southern New England
  Telecommunications Corporation.............           216,000     8,586,000
                                                   ------------  ------------
                                                        757,000    29,746,000
                                                   ------------  ------------

Tobacco - .94%
 American Brands, Inc........................           384,000    17,136,000
                                                   ------------  ------------
Total Equities
 (Cost $627,696,809).........................                   1,008,564,451
                                                                -------------



                                                    Principal
                                                     Amount
                                                   ------------
BONDS AND NOTES - 15.36%

Asset Backed Securities - 1.16%
Auto Receivables
 Daimler-Benz Auto Grantor Trust 1995-A
  5.850%         5/15/02.....................      $  2,403,016     2,412,028
 Daimler-Benz Vehicle Trust 1994-A
  5.950%         12/15/00....................         1,321,937     1,324,118
 Ford Credit Auto Loan Master Trust,
 Series 1992-1
  6.875%         1/15/99.....................         1,500,000     1,520,625
 Ford Credit 1994-B Grantor Trust
  7.300%         10/15/99....................         1,278,813     1,303,187
 GMAC 1992-E Grantor Trust
  4.750%         8/15/97.....................           193,000       192,154
 Honda Auto Receivables 1992-A Grantor Trust
  4.900%         6/15/98.....................           195,325       194,653
 Nissan Auto Receivables 1994-A Grantor Trust
  6.450%         9/15/99.....................         4,177,084     4,212,297
 Railcar Trust No. 1992-1
  7.750%         6/1/04......................         1,552,419     1,673,694
 World Omni 1994-A Automobile Lease
 Securitization Trust
  6.450%         9/25/00.....................         4,689,417     4,719,242
 World Omni 1995-A Automobile Lease
 Securitization Trust
  6.050%         11/25/01....................         3,500,000     3,530,625
                                                   ------------  ------------
Total Asset Backed Securities
  (Cost $20,966,611).........................        20,811,011    21,082,623
                                                   ------------  ------------


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

Corporate Debt - 5.49%
 AMR Corporation
  9.000%         8/1/12......................      $  2,000,000  $  2,255,540
 American Airlines, Inc.
  9.780%         11/26/11....................         5,000,000     5,911,000
 American Brands, Inc.
  8.750%         2/15/96.....................         1,000,000     1,002,850
 American General Finance Corporation
  7.750%         1/15/97.....................         2,000,000     2,041,440
 Analog Devices, Inc.
  6.625%         3/1/00......................         1,500,000     1,519,470
 Bell Atlantic Financial Services Inc.
  6.610%         2/4/00......................         1,000,000     1,032,300
 Cardinal Distribution, Inc.
  8.000%         3/1/97......................         2,000,000     2,051,560
 Chrysler Financial Corp.
  6.620%         4/29/97.....................         2,000,000     2,023,180
 Columbia Gas System, Inc.
  6.610%         11/28/02....................         3,000,000     3,054,330
 Commercial Credit Company
  7.750%         3/1/05......................         2,500,000     2,777,650
 Corning Glass Works, Inc.
  8.875%         3/15/16.....................           500,000       603,690
 Delta Air Lines, Inc.
  8.540%         1/2/07......................         4,578,616     4,962,075
 ERAC USA Finance Company 144A
  7.875%         3/15/98.....................         4,000,000     4,205,000
 English China Clays Delaware, Inc.
  7.375%         10/1/02.....................         1,000,000     1,059,300
 Ford Motor Credit Company
  8.450%         7/15/06.....................         1,500,000     1,521,360
 GTE Corporation
  9.100%         6/1/03......................         1,000,000     1,162,710
 General Electric Capital Corporation
  8.750%         5/21/07.....................         1,500,000     1,809,585
 General Motors Acceptance Corporation
   9.125%        7/15/01.....................         1,500,000     1,710,120
 The Goldman Sachs Group, L.P. 144A
  6.200%         2/15/01.....................         4,000,000     4,008,720
 ITT Corporation (New)
  7.375%         11/15/15....................         5,000,000     5,155,000
 Leucadia National Corporation
  7.750%         8/15/13.....................         3,000,000     3,105,570
 McDonnell Douglas Corporation
  9.250%         4/1/02......................         2,200,000     2,561,680
 Newmont Mining Corporation
  8.625%         4/1/02......................         5,000,000     5,524,950
 News America Holdings Incorporated
  9.250%.....................................         2,000,000     2,355,680
 North Finance (Bermuda) Limited 144A
  7.000%         9/15/05.....................         4,000,000     4,080,000
 Polaroid Corporation
  7.250%         1/15/97.....................         4,500,000     4,559,805
 Ralston Purina Company
  7.750%         10/1/15.....................         2,000,000     2,148,160
 Rolls-Royce Capital Inc.
  7.125%         7/29/03.....................         2,000,000     2,086,520
 Service Corporation International
  7.000%         6/1/15......................         4,500,000     5,014,035
 Tele-Communications, Inc.
  7.550%         9/2/03......................         3,000,000     3,168,390
 Tenaga Nasional Berhad 144A
  7.875%         6/15/04.....................         2,500,000     2,747,125
 Thomas & Betts Corporation
  8.250%         1/15/04.....................         1,000,000     1,096,690


MML Blend Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)-
 Time Warner, Inc.
  7.750%         6/15/05.....................      $  3,000,000  $  3,123,090
 The Toro Company
  11.000%        8/1/17......................         2,000,000     2,000,000
 United States Leasing
 International, Inc.
  8.750%         5/1/96......................         3,500,000     3,533,635
 Valassis Communications, Inc.
  9.550%         12/1/03.....................         2,000,000     2,039,240
 Westinghouse Electric Corporation
  8.375%         6/15/02.....................         1,000,000     1,031,400
                                                   ------------  ------------
Total Corporate Debt
 (Cost $94,662,584)..........................        93,778,616   100,042,850
                                                   ------------  ------------

U.S. Government Agency Obligations - 4.03%

Federal Home Loan Mortgage
 Corporation (FHLMC) - .93%

Collateralized Mortgage Obligations - .67%
 FHLMC Series 1080 Class D
  7.000%         7/15/20.....................         5,000,000     5,081,250
 FHLMC Series 1322 Class G
  7.500%         2/15/07.....................         5,000,000     5,221,850
 FHLMC Series 1460 Class 4
  7.000%         5/15/07.....................         1,789,000     1,853,851
                                                   ------------  ------------
                                                     11,789,000    12,156,951
                                                   ------------  ------------

Pass-Through Securities - .26%
 FHLMC
  9.000%         3/1/17......................           684,843       727,563
                                                   ------------  ------------
                                                     12,473,843    12,884,514
                                                   ------------  ------------

Federal National Mortgage
 Association (FNMA) - .28%

Collateralized Mortgage Obligations - .08%
 FNMA Series 1993-191 Class PD
  5.400%         3/25/04.....................         1,500,000     1,486,395
                                                   ------------  ------------

Pass-Through Securities - .20%
 FNMA
  5.000%         10/25/02....................         4,130,000     4,088,700
 FNMA
  8.000%         5/1/13......................         3,474,720     3,626,739
                                                   ------------  ------------
                                                      7,604,720     7,715,439
                                                   ------------  ------------
                                                      9,104,720     9,201,834
                                                   ------------  ------------

Government National Mortgage
 Association (GNMA) - 1.64%

Collateralized Mortgage Obligations - .10%
 JHM Acceptance Corporation, Series E Class 5
  8.960%         4/1/19......................         1,790,105     1,913,175
                                                   ------------  ------------

Pass-Through Securities - 1.54%
 GNMA
  8.000%         1/15/04-5/15/08.............         8,755,864     9,277,277
 GNMA
  9.000%         8/15/08-9/15/09.............         2,679,591     2,900,658
 GNMA - ARMS
  6.000%         7/20/25-12/20/25............        15,725,551    15,900,693
                                                   ------------  ------------
                                                     27,161,006    28,078,628
                                                   ------------  ------------
                                                     28,951,111    29,991,803
                                                   ------------  ------------


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

Government National Mortgage
 Association (GNMA) (Continued)

U.S. Government Guaranteed Notes - 1.18%
 1994-A Abilene, TX
  5.780%         8/1/98......................      $     70,000  $     70,343
 1994-A Bakersfield, CA
  5.780%         8/1/98......................           245,000       246,200
 1994-A Barberton, OH
  5.780%         8/1/98......................            75,000        75,367
 1994-A Buffalo, NY
  5.780%         8/1/98......................           375,000       376,837
 1991-A Caguas, PR
  8.740%         8/1/01......................           280,000       317,719
 1991-A Council Bluffs, IA
  8.740%         8/1/01......................           155,000       175,880
 1994-A Cumberland, MD
  5.780%         8/1/98......................            55,000        55,269
 1994-A Elizabeth, NJ
  5.780%         8/1/98......................            75,000        75,367
 1994-A Erie, PA
  5.780%         8/1/98......................            70,000        70,343
 1994-A Euclid, OH
  5.780%         8/1/98......................           105,000       105,514
 1994-A Fairfax County, VA
  5.780%         8/1/98......................           110,000       110,539
 1991-A Fairfax County, VA
  8.740%         8/1/01......................            85,000        96,450
 1991-A Fajardo, PR
  8.740%         8/1/01......................           210,000       238,289
 1994-A Fort Myers, FL
  5.040%         8/1/96......................           120,000       119,700
 1994-A Fort Myers, FL
  5.780%         8/1/98......................           135,000       135,661
 1991-A Gasden, AL
  8.740%         8/1/01......................           100,000       113,471
 1994-A Jacksonville, FL
  5.040%         8/1/96......................           200,000       199,500
 1994-A Lawrence, MA
  5.040%         8/1/96......................            35,000        34,913
 1994-A Lawrence, MA
  5.780%         8/1/98......................            40,000        40,196
 1994-A Little Rock, AK
  5.040%         8/1/96......................           310,000       309,225
 1994-A LA County, CA
  5.040%         8/1/96......................           145,000       144,638
 1994-A LA County, CA
  5.780%         8/1/98......................           175,000       175,858
 1991-A Lorain, OH
  8.740%         8/1/01......................            30,000        34,041
 1994-A Macon, GA
  5.040%         8/1/96......................            25,000        24,938
 1994-A Mayaguez, PR
  5.780%         8/1/98......................            65,000        65,319
 1991-A Mayaguez, PR
  8.740%         8/1/01......................           150,000       170,207
 1994-A Mobile, AL
  5.780%         8/1/98......................           205,000       206,005
 1994-A Montgomery County, PA
  5.780%         8/1/98......................           230,000       231,126
 1994-A Montgomery County, PA
  5.040%         8/1/96......................           215,000       214,463
 1994-A New Orleans, LA
  5.780%         8/1/98......................           175,000       175,857


MML Blend Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)
U.S. Government Guaranteed Notes (Continued)
 1994-A Ocean Shores, WA
  5.780%         8/1/98......................      $    110,000  $    110,539
 1994-A Pasadena, CA
  5.780%         8/1/98......................           140,000       140,686
 1994-A Providence, RI
  5.040%         8/1/96......................            40,000        39,900
 1994-A Providence, RI
  5.780%         8/1/98......................            50,000        50,245
 1994-A Reading, PA
  5.040%         8/1/96......................            15,000        14,962
 1994-A Reading, PA
  5.780%         8/1/98......................            65,000        65,319
 1994-A Roanoke, VA
  5.780%         8/1/98......................           210,000       211,029
 1994-A Rochester, NY
  5.040%         8/1/96......................           155,000       154,613
 1994-A Rochester, NY
  5.780%         8/1/98......................           165,000       165,809
 1991-A Rochester, NY
  8.650%         8/1/00......................         4,295,000     4,784,029
 1994-A Sacramento, CA
  5.040%         8/1/96......................           125,000       124,688
 1994-A Sacramento, CA
  5.780%         8/1/98......................           300,000       301,470
 1994-A St. Joseph, MO
  5.040%         8/1/96......................            70,000        69,825
 1994-A Salt Lake City, UT
  5.040%         8/1/96......................           135,000       134,662
 1994-A Schaumburg, IL
  5.040%         8/1/96......................            60,000        59,850
 1994-A Syracuse, NY
  5.040%         8/1/96......................            50,000        49,875
 1994-A Syracuse, NY
  5.780%         8/1/98......................            50,000        50,245
 1994-A Tacoma, WA
  5.040%         8/1/96......................           130,000       129,675
 1994-A Tacoma, WA
  5.780%         8/1/98......................           155,000       155,759
 1994-A Trenton, NJ
  5.040%         8/1/96......................           120,000       119,700
 1994-A Trenton, NJ
  5.780%         8/1/98......................           130,000       130,637
 1994-A Virginia Beach, VA
  5.780%         8/1/98......................           260,000       261,274
 1994-A Waterford Township, MI
  5.780%         8/1/98......................            55,000        55,269
 1994-A Waterford Township, MI
  5.040%         8/1/96......................            50,000        49,875
 1994-A West Palm Beach, FL
  5.780%         8/1/98......................           105,000       105,515
 U.S. Department of Housing and Urban
 Development, Series 1995-A
  8.240%         8/1/02......................         8,475,000     9,557,681
                                                   ------------  ------------
                                                     19,780,000    21,502,366
                                                   ------------  ------------

Total U.S. Government Agency Obligations
 (Cost $69,632,270)..........................        70,309,674    73,580,517
                                                   ------------  ------------



                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
BONDS AND NOTES (Continued)

U.S. Treasury Obligations - 4.68%

U.S. Treasury Bonds - 2.04%
 U.S. Treasury Bond
  8.750%         5/15/17.....................      $ 28,125,000  $ 37,195,313
                                                   ------------  ------------
U.S. Treasury Notes - 2.43%
 U.S. Treasury Note
  6.375%         1/15/99.....................        30,000,000    30,932,700
 U.S. Treasury Note
  7.250%         5/15/04.....................        12,000,000    13,320,000
                                                   ------------  ------------
                                                     42,000,000    44,252,700
                                                   ------------  ------------

U.S. Treasury Strips - .21%
 U.S. Treasury Strip - Principal Only
  0.000%         2/15/10.....................         8,750,000     3,794,875
                                                   ------------  ------------
Total U.S. Treasury Obligations
 (Cost $82,556,295)..........................        78,875,000    85,242,888
                                                   ------------  ------------
Total Bonds and Notes
 (Cost $267,817,760).........................      $263,774,301   279,948,878
                                                   ============  ------------

SHORT-TERM INVESTMENTS - 31.93%
Commercial Paper
 Bausch & Lomb, Inc.
  5.700%         1/26/96.....................      $  6,745,000     6,716,181
 Campbell Soup Company
  5.670%         1/2/96......................         9,165,000     9,163,447
 Central and South West Corporation
  5.700%         1/22/96.....................        11,250,000    11,209,087
 Central and South West Corporation
  5.720%         1/19/96.....................        12,170,000    12,132,685
 Coca Cola Company
  5.580%         2/1/96......................        11,140,000    11,079,013
 Coca Cola Company
  5.350%         3/6/96......................        10,860,000    10,742,048
 Comdisco, Inc.
  6.000%         1/3/96......................        14,695,000    14,690,102
 ConAgra, Inc.
  5.780%         2/21/96.....................        12,350,000    12,244,180
 ConAgra, Inc.
  5.640%         3/20/96.....................        13,875,000    13,693,276
 Consolidated Natural Gas Company
  5.650%         1/23/96.....................         5,000,000     4,981,263
 Consolidated Natural Gas Company
  5.630%         2/6/96......................         3,525,000     3,503,778
 Dana Credit Corporation
  5.900%         3/15/96.....................         7,200,000     7,111,450
 Dana Credit Corporation
  5.880%         3/13/96.....................        10,000,000     9,880,208
 Dana Credit Corporation
  5.700%         3/21/96.....................         8,995,000     8,875,754
 Dean Witter, Discover & Company
  5.680%         1/31/96.....................        13,860,000    13,787,754
 Dean Witter, Discover & Company
  5.700%         2/7/96......................        16,500,000    16,396,203
 Deere Capital Corporation
  5.560%         2/29/96.....................        17,070,000    16,900,959
 Dial Corp.
  5.650%         3/11/96.....................         4,820,000     4,763,800
 Echlin Inc.
  5.710%         1/23/96.....................         5,265,000     5,245,270

MML Blend Fund

December 31, 1995


                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 Echlin Inc.
  5.710%         1/24/96.....................      $  7,815,000  $  7,783,872
 GTE California, Inc.
  5.780%         2/27/96.....................         7,960,000     7,886,302
 GTE Northwest, Inc.
  5.580%         3/29/96.....................        11,645,000    11,475,743
 Georgia Power Company
  5.650%         3/4/96......................        10,000,000     9,894,583
 Hercules Incorporated
  5.660%         2/16/96.....................        13,650,000    13,544,463
 Hercules Incorporated
  5.350%         6/19/96.....................         7,990,000     7,769,221
 IBM Credit Corporation
  5.630%         2/22/96.....................        16,370,000    16,224,640
 IBM Credit Corporation
  5.550%         3/5/96......................         8,650,000     8,557,433
 Monsanto Company
  5.680%         1/30/96.....................         8,290,000     8,248,913
 Nestle Capital Corporation
  5.530%         2/23/96.....................        10,000,000     9,908,036
 Nestle Capital Corporation
  5.530%         2/26/96.....................        10,940,000    10,838,759
 Nestle Capital Corporation
  5.470%         3/14/96.....................        11,985,000    11,839,516
 Northern Illinois Gas Company
  5.680%         1/9/96......................         6,900,000     6,890,644
 Northern States Power Company
  5.680%         1/18/96.....................        10,725,000    10,692,908
 NYNEX Corp.
  5.700%         2/2/96......................        10,000,000     9,945,311
 NYNEX Corp.
  5.750%         2/8/96......................        14,625,000    14,528,963
 NYNEX Corp.
  5.550%         3/19/96.....................         4,680,000     4,619,453
 ORIX Credit Alliance, Inc.
  6.050%         1/29/96.....................         8,445,000     8,404,588
 ORIX Credit Alliance, Inc.
  6.000%         2/20/96.....................         7,645,000     7,581,831
 ORIX Credit Alliance, Inc.
  5.750%         3/21/96.....................         5,900,000     5,821,784
 ORIX Credit Alliance, Inc.
  5.700%         3/8/96......................         8,529,000     8,433,641
 PHH Corporation
  5.680%         1/17/96.....................        10,000,000     9,972,291
 Pennsylvania Power & Light Company
  6.000%         1/11/96.....................         2,195,000     2,191,342
 J.C. Penney Funding Corporation
  5.650%         2/12/96.....................        10,000,000     9,929,763
 J.C. Penney Funding Corporation
  5.620%         2/28/96.....................         7,100,000     7,031,997
 PepsiCo, Inc.
  5.700%         1/12/96.....................         9,360,000     9,342,549
 Pitney Bowes Credit Corporation
  5.620%         2/5/96......................        10,545,000    10,483,279
 Proctor & Gamble Company
  5.650%         1/25/96.....................         7,600,000     7,567,894
 Proctor & Gamble Company
  5.620%         2/14/96.....................        10,000,000     9,924,686
 Proctor & Gamble Company
  5.570%         3/1/96......................         7,525,000     7,449,279
 Public Service Company of Colorado
  5.820%         3/22/96.....................        12,000,000    11,839,000



                                                                    Market
                                                    Principal        Value
                                                     Amount        (Note 2A)
                                                   ------------  ------------
   ..........................................
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 Public Service Electric and Gas Company
  5.900%         1/29/96.....................      $    585,000  $    582,315
 Rite Aid Corporation
  5.750%         1/8/96......................        11,575,000    11,561,267
 Rite Aid Corporation
  5.920%         2/9/96......................         7,720,000     7,669,395
 Sierra Pacific Power Company
  5.950%         1/26/96.....................         5,000,000     4,979,340
 SUPERVALU, Inc.
  6.020%         2/6/96......................         7,615,000     7,569,155
 Textron Inc.
  6.000%         1/16/96.....................        10,500,000    10,473,172
 Textron Inc.
  5.930%         2/15/96.....................         9,670,000     9,594,296
 Textron Inc.
  6.000%         1/4/96......................         8,360,000     8,355,820
 Tyson Foods, Inc.
  5.850%         1/10/96.....................        10,000,000     9,984,491
 Tyson Foods, Inc.
  5.870%         1/11/96.....................         7,175,000     7,162,434
 Tyson Foods, Inc.
  5.910%         1/5/96......................         8,945,000     8,938,956
 VF Corporation
  5.850%         2/9/96......................         5,500,000     5,463,947
 Xerox Corporation
  5.630%         2/13/96.....................        10,150,000    10,076,519
                                                   ------------  ------------

Total Short-Term Investments
 (Cost $582,413,954).........................      $586,349,000   582,150,249
                                                   ============  ------------
Total Investments -
 (Cost $1,477,928,523) (a)                   102.61%              1,870,663,578
Other Assets -                                 1.25                  22,784,224
Liabilities -                                 (3.86)                (70,306,872)
                                             -------              --------------
Net Assets -                                 100.00%              $1,823,140,930
                                             =======              ==============


Table of Open Forward Commitment Contracts

                       Forward        Aggregate      Expiration
                      Commitment    Face Value of        of         Unrealized
                      Contracts       Contracts      Contracts     Appreciation
                      ----------    -------------    -----------   ------------
United States of America
 6.500% due 8/15/05                  $51,200,000    February 1996  $ 1,388,372
                                                                   ------------

Total Forward Commitment
 Contracts                                                         $ 1,388,372
                                                                   ===========

(a) Federal Income Tax Information: At
    December 31, 1995 the net unrealized
    appreciation on investments and forward
    commitment contracts based on cost of
    $1,531,480,367 for federal income tax
    purposes is as follows:

    Aggregate gross unrealized appreciation for
    all investments and forward commitments in
    which there is an excess of market value
    over tax cost.........................................     $  400,196,547

    Aggregate gross unrealized depreciation for
    all investments and forward commitments in
    which there is an excess of tax cost over
    market value..........................................         (6,519,128)
                                                               ---------------
      Net unrealized appreciation.........................     $  393,677,419
                                                               ===============

                      See Notes to Financial Statements.

MML SERIES INVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS

1.  HISTORY

MML Series Investment Fund (the "MML Trust") is registered under the
Investment Company Act of 1940 as a no-load, registered open end, diversified management investment company. MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund (the "Funds") are the four series of shares of the MML Trust. The MML Trust is organized under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust.

The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the MML Trust are not offered to the general public. MassMutual at December 31, 1995, was the beneficial owner of 1.1% of MML Blend Fund's shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with generally accepted accounting principles.

    A. INVESTMENT VALUATION

    Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange, or on the NASDAQ national market system. If securities are unlisted, or there is no reported sale price, the bid price of the prior trade date will be used. Long-term bonds are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size, trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

    For MML Equity Fund, MML Managed Bond Fund, and MML Blend Fund, short-term securities with more than sixty days to maturity from the date of purchase are valued at market and short-term securities having a maturity from the date of purchase of sixty days or less are valued at amortized cost. MML Money Market Fund's portfolio securities are valued at amortized cost in accordance with a rule of the Securities and Exchange Commission pursuant to which MML Money Market Fund must adhere to certain conditions. It is the intention of MML Money Market Fund to maintain a per share net asset value of $1.00.

    B. ACCOUNTING FOR INVESTMENTS

    Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on short-term securities are amortized in determining interest income.

    The cost basis of long-term bonds is not adjusted for amortization of premium or accrual of discount since MML Managed Bond Fund and MML Blend Fund do not generally intend to hold such investments until maturity; however, the MML Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

    Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

    C. FEDERAL INCOME TAX

    The MML Trust has established a policy for each of the Funds to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Funds will not be subject to federal income tax on any net investment income and any net capital gains to the extent they are distributed or are deemed to have been distributed to shareholders. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

    D. Forward Commitments

    Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Forward commitments are not used for purposes of trading. Settlement for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Fund generally does not take delivery on these forward commitments, but such commitments are instead settled with offsetting transactions. When a forward commitment contract is closed, the Funds record a realized gain or loss. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they can not close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Fund monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. The Funds instruct the custodian to segregate liquid high quality assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repo rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. At December 31, 1995, the cost (value) of forward commitments to purchase securities amounted to $53,105,836 ($54,494,208) for the MML Blend Fund.

    E. ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL LOSS CARRYFORWARD

The accumulated net realized loss on investments for the MML Money Market Fund results in a capital loss carryforward of $9,734 which is available for federal income tax purposes to offset future capital gains. Of the total carryforward, $485 expires December 31, 1997, $1,639 expires December 31, 1998, $1,204 expires December 31, 2000, $201 expires December 31, 2001, $5,364 expires December 31, 2002 and $841 expires December 31, 2003.

The accumulated net realized loss on investments for the MML Managed Bond Fund results in a capital loss carryforward of $840,829 which is available for federal income tax purposes to offset future capital gains. This carryforward expires December 31, 2002.

4. INVESTMENT MANAGEMENT FEE

MassMutual provides all investment advisory, management and administrative services needed by the Funds. For acting as such, MassMutual receives a quarterly fee from each Fund at the annual rate of .50% of the first $100,000,000 of the average daily net asset value of each Fund, .45% of the next $200,000,000, .40% of the next $200,000,000, and .35% of any excess over
$500,000,000.

MassMutual has entered into an investment sub-advisory agreement with Concert Capital Management, Inc. ("Concert"), a wholly-owned subsidiary of Babson Acquisition Corporation which is a controlled subsidiary of MassMutual. The agreement provides that Concert manage the assets of MML Equity Fund and the assets of the Equity Sector of MML Blend Fund. MassMutual pays Concert a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity Fund and the Equity Sector of MML Blend Fund.

MassMutual has agreed, at least through April 30, 1997, to bear the expenses of the Funds to the extent that the aggregate expenses (excluding each Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during each Fund's fiscal year exceed .11% of the average daily net asset value of each Fund for such year. For the year ended December 31, 1995, MassMutual was not required to reimburse the Funds for any expenses.

5. PURCHASES AND SALES OF INVESTMENTS AND FORWARD COMMITMENTS

                                                                                  Proceeds
    For the Year Ended                                     Acquisition           from Sales
    December 31, 1995                                         Cost             and Maturities
    ------------------                                   --------------        --------------
    Investments
    -----------
    MML EQUITY FUND
      Equities.......................................    $  229,128,687        $  111,920,115
      Short-term investments.........................     1,173,976,609         1,111,406,690
    MML MONEY MARKET FUND
      Short-term investments.........................       655,453,234           644,100,630
    MML MANAGED BOND FUND
      Bonds and notes................................        49,417,797            31,634,617
      U.S. Government investments - long term........        66,464,380            60,934,135
      Short-term investments.........................       535,089,316           540,413,398
    MML BLEND FUND
      Equities.......................................       117,991,665           171,211,503
      Bonds and notes................................        55,930,726            27,095,542
      U.S. Government investments - long term........       176,774,268           197,430,879
      Short-term investments.........................     2,401,405,335         2,275,579,310
                                                                                    Cost
    Forward Commitments                                                         of Contracts
    -------------------                                                         -------------
    MML MANAGED BOND FUND
      U.S. Treasury and GNMA Forward
       Commitment Contracts:
        Contracts opened.............................                          $   14,301,523
        Contracts closed.............................                              21,317,004
          Outstanding at December 31, 1995...........                                      --
    MML BLEND FUND
      U.S. Treasury and GNMA Forward
       Commitment Contracts:
        Contracts opened.............................                             218,072,828
        Contracts closed.............................                             224,132,699
          Outstanding at December 31, 1995...........                              53,105,836

6. NET INCREASE FROM CAPITAL SHARE TRANSACTIONS

                                                       MML            MML
                                        MML           Money         Managed           MML
     For the Year Ended                Equity         Market          Bond           Blend
      December 31, 1995                 Fund           Fund           Fund            Fund
     ------------------              -----------     ----------    -----------    ------------
    Shares
      Reinvestment of dividends....    1,621,795      5,376,748        763,489       5,184,192
      Sales of shares..............    8,464,024     92,327,266      2,219,273       6,885,480
      Redemptions of shares........   (1,909,273)   (80,569,846)    (1,113,390)     (4,944,135)
                                   -------------   ------------   ------------   -------------
      Net increase.................    8,176,546     17,134,168      1,869,372       7,125,537
                                   =============   ============   ============   =============
    Amount
      Reinvestment of dividends....$  33,282,252   $  5,376,748   $  8,979,443   $  96,495,329
      Sales of shares..............  203,078,940     92,327,266     26,776,179     135,128,246
    135,128,246
      Redemptions of shares........  (45,862,370)   (80,569,846)   (13,296,001)    (96,681,499)
                                   -------------   ------------   ------------   -------------
      Net increase.................$ 190,498,822   $ 17,134,168   $ 22,459,621   $ 134,942,076
                                   =============   ============   ============   =============
                                        MML           Money         Managed           MML
     For the Year Ended                Equity         Market          Bond           Blend
      December 31, 1994                 Fund           Fund           Fund            Fund
     ------------------              -----------     ----------    -----------    ------------
    Shares
      Reinvestment of dividends        1,956,594      2,918,570        930,847       5,115,478
      Sales of shares                  7,668,310     63,560,555      1,691,878       9,445,934
      Redemptions of shares           (1,955,939)   (48,352,100)    (2,151,153)     (3,664,257)
                                   -------------   ------------   ------------   -------------
      Net increase                     7,668,965     18,127,025        471,572      10,897,155
                                   =============   ============   ============   =============
    Amount
      Reinvestment of dividends    $  40,128,959   $  2,918,570   $ 11,006,790   $  92,494,374
      Sales of shares                159,968,984     63,560,555     19,994,563     171,986,353
      Redemptions of shares          (40,585,464)   (48,352,100)   (25,360,820)    (66,659,536)
                                   -------------   ------------   ------------   -------------
      Net increase                  $159,512,479   $ 18,127,025   $  5,640,533   $ 197,821,191
                                   =============   ============   ============   =============

Report Of Independent Accountants

To the Board of Trustees and Shareholders of MML Series Investment Fund

We have audited the accompanying statement of assets and liabilities of each of the Funds which comprise the MML Series Investment Fund (a Massachusetts business trust), including the schedules of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 1995, the results of their respective operations for the year then ended, the changes in their respective net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                            Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 2, 1996

Oppenheimer High Income Fund

Narrative by David Negri, Fund Manager

The Fund's performance during the last year was good, primarily due to two main factors. First, we profited from a rise in bond prices as a result of significant declines in interest rates over the past twelve months. Second, we benefited from making the right decisions in terms of industry sector selection.

Over the past year, we continued to focus on the higher quality tiers of below-investment grade bonds. Since default is always a risk with high yield bonds, we believe an emphasis on the upper tiers is the best way to capture the potential of the market without taking on unnecessary risk.

Additionally, we continued to focus our investments in situations where there is an opportunity for outstanding value or growth. Value, as we found in the housing, gaming, and energy sectors over the past year, is simply the chance to buy bonds that we feel are worth more than their market price. Growth companies, in contrast with cyclical industries, whose profits are tied to the business cycle, have the potential to increase earnings in almost any environment. The past year's investments in bonds of foreign cable companies are a good example of growth./1/

Although the economy is slowing, we believe it will remain strong, therefore, we believe the environment is still good for high yield bonds. This slower growth and lower interest rates have led to an extension of the business cycle, which means we should continue to avoid a recession in the near term. In addition, inflation has remained low and corporations have remained profitable in the face of slower growth. While most of these indicators are good, careful analysis and selectivity in terms of bonds and issuers remains important.

In this type of market, we believe that the income advantage of high yield bonds should translate into solid returns, and that active management, coupled with a focus on finding higher-quality bonds within this sector, should help the Fund capitalize on the market's potential.

We appreciate your trust in Oppenheimer Variable Account Funds' High Income Fund, and we will continue to do our best to help meet your investment objectives in the future.

Oppenheimer Capital Appreciation Fund

Narrative by Paul LaRocco, Fund Manager

As we'd anticipated, small cap stocks, which remain the focus of this fund, really turned around in the second half of 1995. Although the stock market enjoyed a strong rally over the past year, the rally wasn't broad-based, in fact the market decidedly favored the stocks of large companies through late spring. The reason for the outperformance of large-company stocks versus small-cap stocks in 1994 and the first half of 1995 was mainly due to the extended economic expansion that promoted above-average earnings growth for large companies during that period. Indeed, earnings growth was as good for the average large company as it was for the average small one, so investors had less incentive to seek faster-growing, but riskier, small-cap stocks./1/

This all began to change beginning in the third quarter, however, as investors began to anticipate that the earnings growth of large companies would decelerate through the rest of 1995 and through 1996, while small companies would keep their growth pace up. As a result, market leadership shifted back toward small-cap stocks, with the Fund benefiting from this shift, as well as from above-average stock selection.

Our approach to successfully invest in this market, is to focus our attention on identifying very good individual companies that have carved out a unique market niche, rather than trying to bet on broad industry sectors. Only after that careful analysis of an individual company and its management, do we then look for anything on the economic horizon that might have either a negative or positive impact.

Looking ahead, we believe that the underlying economic conditions that have driven stocks up this far - moderate growth with low inflation and falling interest rates - will mean slower earnings growth for larger companies while smaller companies should continue to grow rapidly as long as the economy does not fall into a recession, which we feel is unlikely any time soon. Therefore, investing in smaller stocks makes sense now, but the most important reason to include small company stocks in your portfolio is that historically they have often outperformed large cap stocks on a long-term basis.

We appreciate the confidence you have placed in Oppenheimer Variable Account Funds' Capital Appreciation Fund, and we will continue to do our best to help you meet your investment goals.

--------------------
/1/The Fund's portfolio is subject to change.

Oppenheimer Global Securities Fund

Narrative by George Evans, Fund Manager

Over the past twelve months the Fund has performed well, primarily the result of a large position in U.S. stocks which helped to offset the lagging performance of foreign markets. The Fund, once again, benefitted from the flexibility to change its portfolio weightings depending on the Manager's outlook for specific sectors.

Another equally important factor in the Fund's good performance is your Manager's disciplined "theme based" approach to searching out companies in the U.S. and around the world that stand to benefit from one or more key global themes. These worldwide trends such as telecommunications expansion, emerging consumer markets, infrastructure development and global integration among others are themes that your Manager believes define the future growth of global economies and have allowed the Fund to capitalize on significant growth trends around the world./1/

Although most overseas markets have underperformed the U.S. market over the last year or so, your Manager believes that the underperformance of investments outside the U.S. is about to change. As falling interest rates and a more stable U.S. dollar have begun to help dollar based emerging markets in general, and specifically large international companies that export to the U.S., there are outstanding growth opportunities at inexpensive prices. As a result, the Fund has increased its exposure to Japanese and European export oriented companies with a focus on high-quality technology stocks. A stronger dollar is beneficial to overseas exporters because their goods are more competitively priced in world markets.

Looking ahead, your Manager believes the outlook for the Fund is extremely positive. Last year the U.S. stock market was the clear winner. Next year it could be Europe, Asia, or even Latin America - but by being able to diversify the Fund's investments throughout the world and by sticking to a theme-based approach for finding the best companies around the world, your Manager feels confident that the Fund is positioned to participate in any environment.

We appreciate your trust in the Oppenheimer Variable Account Funds' Global Securities Fund, and we will continue to do our best to help meet your investment objectives in the future.

--------------------
/1/The Fund's portfolio is subject to change. Foreign investments subject the fund to greater risks and expenses, such as the risk of adverse currency fluctuation.

Oppenheimer Variable Account Funds

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1995

                                                                                 Oppenheimer     Oppenheimer
                                                                Oppenheimer        Capital          Global
                                                                High Income      Appreciation     Securities
                                                                    Fund             Fund            Fund
                                                                -----------      ------------    -----------
ASSETS:
Investments, at value (cost *) (including repurchase
  agreements **) - see accompanying statements:
  Unaffiliated companies....................................    $131,522,956     $335,795,407    $361,259,286
  Affiliated companies......................................              --               --       1,368,000
Unrealized appreciation on forward foreign currency
  exchange contracts - Note 5...............................             805               --         150,274
Cash........................................................          98,614           59,048         136,798
Receivables:
  Dividends and interest....................................       2,379,583           96,851         352,962
  Shares of beneficial interest sold........................          92,239          324,174         202,710
  Investments sold..........................................         541,324               --       4,677,263
Other.......................................................           6,456            2,162           9,300
                                                                ------------     ------------    ------------
  Total assets..............................................     134,641,977      336,277,642     368,156,593
                                                                ------------     ------------    ------------
LIABILITIES:
Options written, at value (premiums received ***)
 - see accompanying statements - Note 4.....................           1,390               --              --
Payables and other liabilities:
  Dividends.................................................              --               --              --
  Investments purchased.....................................       1,044,711        7,783,979       6,654,962
  Shares of beneficial interest redeemed....................         111,962        3,038,804         367,884
  Other.....................................................          33,134           50,768         154,914
                                                                ------------     ------------    ------------
  Total liabilities.........................................       1,191,197       10,873,551       7,177,760
                                                                ------------     ------------    ------------
NET ASSETS..................................................    $133,450,780     $325,404,091    $360,978,833
                                                                ============     ============    ============
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................    $129,659,991     $240,344,897    $363,343,602
Undistributed (distributions in excess of) net
  investment income.........................................       1,473,129        1,115,939          (1,068)
Accumulated net realized gain (loss) from investments
  and foreign currency transactions.........................      (3,407,583)      20,967,908     (26,173,952)
Net unrealized appreciation on investments and
  translation of assets and liabilities denominated
    in foreign currencies...................................       5,725,243       62,975,347      23,810,251
                                                                ------------     ------------    ------------
NET ASSETS..................................................    $133,450,780     $325,404,091    $360,978,833
                                                                ============     ============    ============
SHARES OF BENEFICIAL INTEREST
OUTSTANDING.................................................      12,551,582        9,512,651      24,067,821
NET ASSET VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE....................................          $10.63           $34.21          $15.00
*Cost:
 Unaffiliated companies.....................................    $125,812,139     $272,820,061    $337,580,583
 Affiliated companies.......................................    $         --     $         --    $  1,401,000
**Repurchase Agreements.....................................    $  2,780,000     $ 35,600,000    $ 17,300,000
***Premiums Received........................................    $      1,430     $         --    $         --

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1995

                                                                                  Oppenheimer        Oppenheimer
                                                                 Oppenheimer        Capital            Global
                                                                 High Income      Appreciation       Securities
                                                                    Fund              Fund              Fund
                                                                 -----------      ------------      ------------
INVESTMENT INCOME:
Interest....................................................     $11,710,273       $ 2,664,312      $  1,031,404
Dividends:
  Unaffiliated companies (net of withholding taxes of *)....         569,924           330,943         4,699,083
  Affiliated companies (net of withholding taxes of *)......              --                --            62,163
                                                                 -----------       -----------      ------------
  Total income..............................................      12,280,197         2,995,255         5,792,650
                                                                 -----------       -----------      ------------
EXPENSES:
Management fees - Note 6....................................         866,154         1,790,785         2,451,556
Custodian fees and expenses.................................          33,144            27,791           457,420
Shareholder reports.........................................           7,870            11,912            11,015
Legal and auditing fees.....................................          17,092            12,215            17,395
Insurance expenses..........................................           4,698                --             7,400
Trustees' fees and expenses.................................             812             1,699             1,631
Registration and filing fees................................           5,404            24,486                --
Other.......................................................           1,046             2,916               720
                                                                 -----------       -----------      ------------
  Total expenses............................................         936,220         1,871,804         2,947,137
                                                                 -----------       -----------      ------------
NET INVESTMENT INCOME.......................................      11,343,977         1,123,451         2,845,513
                                                                 -----------       -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments:
  Unaffiliated companies....................................         838,501        22,379,477       (31,891,633)
  Affiliated companies......................................              --                --         1,000,520
Closing and expiration of options written - Note 4..........        (428,900)               --                --
Foreign currency transactions...............................         213,132                --         5,123,230
Net change in unrealized appreciation or depreciation on:
  Investments...............................................       9,435,938        47,042,428        33,819,559
  Translation of assets and liabilities denominated
  in foreign currencies.....................................         (22,937)               --        (2,166,551)
                                                                 -----------       -----------      ------------
Net realized and unrealized gain............................      10,035,734        69,421,905         5,885,125
                                                                 -----------       -----------      ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS...................................     $21,379,711       $70,545,356      $  8,730,638
                                                                 ===========       ===========      ============
*Dividends:
  Unaffiliated companies....................................     $        --       $       999      $    381,116
  Affiliated companies......................................     $        --       $        --      $      7,446

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 1995 and 1994

                                                      Oppenheimer                 Oppenheimer                   Oppenheimer
                                                          High                      Capital                       Global
                                                         Income                   Appreciation                   Securities
                                                          Fund                       Fund                          Fund
                                               -----------------------     ------------------------     -------------------------
                                                   1995         1994           1995          1994           1995           1994
                                               --------      ---------     --------      ----------     --------       ----------
OPERATIONS:
Net investment income........................  $ 11,343,977  $ 9,253,988   $  1,123,451  $    769,034   $  2,845,513   $  1,162,074
Net realized gain (loss).....................       622,733   (3,689,385)    22,379,477    (1,045,951)   (25,767,883)       385,837
Net change in unrealized
  appreciation/depreciation..................     9,413,001   (8,629,376)    47,042,428   (10,016,034)    31,653,008    (24,015,375)
                                               ------------  -----------   ------------  ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations..................    21,379,711   (3,064,773)    70,545,356   (10,292,951)     8,730,638    (22,467,464)


DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
Dividends from net investment income.........   (12,039,383)  (6,580,907)      (719,183)     (218,275)            --       (359,955)

Distributions from net realized gain.........            --   (2,106,023)      (363,458)  (17,112,748)    (8,174,158)    (2,441,859)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets resulting from
  beneficial interest transactions - Note 2..    28,412,143   14,438,679     70,167,835    76,512,412     62,580,432    226,686,688
                                               ------------  -----------   ------------  ------------   ------------   ------------
Total increase...............................    37,752,471    2,686,976    139,630,550    48,888,438     63,136,912    201,417,410

NET ASSETS:
Beginning of the year........................    95,698,309   93,011,333    185,773,541   136,885,103    297,841,921     96,424,511
                                               ------------  -----------   ------------  ------------   ------------   ------------
End of the year..............................  $133,450,780  $95,698,309   $325,404,091  $185,773,541   $360,978,833   $297,841,921
                                               ============  ===========   ============  ============   ============   ============

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

FINANCIAL HIGHLIGHTS

Selected per share data for each fund's share outstanding throughout each year ended December 31:

                                                                     Oppenheimer High Income Fund
                                    ----------------------------------------------------------------------------------------------
                                        1995     1994     1993     1992     1991     1990     1989     1988     1987    1986/(1)/
                                    ----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning
 of period                          $   9.79  $ 11.02  $  9.74  $  9.40  $  7.90  $  8.59  $  9.30  $  9.14  $ 10.04  $  10.00
Income (loss) from investment
 operations:
  Net investment income                  .98      .94      .82     1.19     1.28     1.21     1.09     1.12     1.30       .72
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency
    transactions                         .94    (1.27)    1.65      .43     1.30     (.82)    (.65)     .23     (.51)     (.24)
                                    ----------------------------------------------------------------------------------------------
  Total income (loss) from
   investment operations                1.92     (.33)    2.47     1.62     2.58      .39      .44     1.35      .79       .48
                                    ----------------------------------------------------------------------------------------------
Dividends and distributions
   to shareholders:
  Dividends from net investment
   income                              (1.08)    (.66)   (1.19)   (1.28)   (1.08)   (1.08)   (1.08)   (1.07)   (1.55)     (.44)
  Distributions from net
   realized gain on investments
   and foreign currency
   transactions                           --     (.24)      --       --       --       --     (.07)    (.12)    (.14)       --
                                    ----------------------------------------------------------------------------------------------
  Total dividends and
   distributions to shareholders       (1.08)    (.90)   (1.19)   (1.28)   (1.08)   (1.08)   (1.15)   (1.19)   (1.69)     (.44)
                                    ----------------------------------------------------------------------------------------------
Net asset value, end of period      $  10.63  $  9.79  $ 11.02  $  9.74  $  9.40  $  7.90  $  8.59  $  9.30  $  9.14  $  10.04
                                    ==============================================================================================
TOTAL RETURN, AT NET ASSET
  VALUE/(2)/                           20.37%  (3.18)%   26.34%   17.92%   33.91%    4.65%    4.84%   15.58%    8.07%     4.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                     $133,451  $95,698  $93,011  $40,817  $27,308  $19,172  $23,698  $25,551  $21,768  $ 14,833
Average net assets (in thousands)   $115,600  $101,09  $67,000  $36,861  $23,663  $21,493  $26,040  $24,530  $20,637  $  8,036
Ratios to average net assets:
  Net investment income                 9.81%    9.15%   10.50%   12.08%   14.26%   14.32%   11.52%   11.94%   13.13%    11.18%/(3)/

  Expenses                               .81%     .67%     .68%     .73%     .75%     .75%     .75%     .75%     .75%      .75%/(3)/

  Portfolio turnover rate/(4)/         107.1%   110.1%   135.7%   144.2%   108.0%    95.1%    78.7%    57.9%    42.1%     18.3%

1. For the period from April 30, 1986 (commencement of operations) to December 31, 1986.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3. Annualized

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


                See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                                                Oppenheimer Capital Appreciation Fund
                                 ---------------------------------------------------------------------------------------------------
                                 1995      1994      1993      1992      1991      1990      1989      1988      1987      1986/1/
                                 ---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:

Net asset value, beginning of
period                           $  25.95  $  31.64  $  26.04  $  23.24  $  15.24  $  20.40  $  16.31  $  14.39  $  13.12 $ 16.21

Income (loss) from investment
 operations:                          .11       .10       .05       .06       .08       .32       .50       .33       .21     .12

  Net investment income

  Net realized and unrealized
  gain (loss) on investment          8.29     (2.22)     6.71      3.43      8.18     (3.54)     3.93      1.60      1.67   (1.24)
                                 ---------------------------------------------------------------------------------------------------

  Total income (loss) from
   investment operations             8.40     (2.12)     6.76      3.49      8.26     (3.22)     4.43      1.93      1.88   (1.12)
                                 ---------------------------------------------------------------------------------------------------

Dividends and distributions to
 shareholders:

  Dividends from net investment
   income                            (.09)     (.04)     (.06)     (.14)     (.26)     (.53)     (.34)       --      (.34)   (.21)


  Distrubutions from net
   realized gain on investments      (.05)    (3.53)    (1.10)     (.55)       --     (1.41)       --      (.01)     (.27)  (1.76)
                                 ---------------------------------------------------------------------------------------------------

  Total dividends and
   distributions to shareholders     (.14)    (3.57)    (1.16)     (.69)     (.26)    (1.94)     (.34)     (.01)     (.61)  (1.97)
                                 ---------------------------------------------------------------------------------------------------

Net asset value, end of period   $  34.21  $  25.95  $  31.64  $  26.04  $  23.24  $  15.24  $  20.40  $  16.31  $  14.39 $ 13.12
                                 ---------------------------------------------------------------------------------------------------

TOTAL RETURN, AT NET ASSET
 VALUE/2/                           32.52%    (7.59)%   27.32%    15.42%    54.72%   (16.82)%   27.57     13.41%    14.34%  (1.65)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (in thousands)                  $ 325,404 $ 185,774 $ 136,885 $  83,335 $  49,371 $  23,295 $  27,523 $  13,667 $   9,692 $4,549

Average net assets
 (in thousands)                  $ 240,730 $ 153,832 $  98,228 $  56,371 $  34,887 $  24,774 $  21,307 $  13,239 $   8,589 $3,099

Ratios to average net assets:

  Net investment income               .47%      .50%      .23%      .30%      .81%     1.93%     3.27%     2.13%     1.68%  2.36%/3/

  Expenses                            .78%      .57%      .47%      .54%      .63%      .71%      .68%      .73%      .75%  1.01%/3/

  Portfolio turnover rate/4/        125.5%     96.5%    122.8%     78.9%    122.3%    222.0%    130.5%    128.7%    138.7%   100.1%

  Average brokerage commission
   rate/5/                       $   0.18        --        --        --        --        --        --        --        --        --

1. For the six months ended December 31, 1986, Operating results prior to August 15, 1986 were achieved by Centennial Capital Appreciation Fund, a separate investment company acquired by OCAP on August 14, 1986.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurane products, inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
5. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

                                                                             Oppenheimer Global Securities Fund
                                                          ----------------------------------------------------------------------
                                                               1995       1994       1993       1992       1991       1990/(1)/
                                                          ----------------------------------------------------------------------
PER SHARE OPERATING DATA:

Net asset value, beginning of period                          $15.09     $16.30      $9.57      $10.38     $10.04     $10.00
Income (loss) from investment operations:
  Net investment income                                          .12        .04       (.02)        .07        .04         --
Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              .19       (.96)      6.75        (.80)       .30        .04
                                                          ----------------------------------------------------------------------
  Total income (loss) from investment operations                 .31       (.92)      6.73        (.73)       .34        .04
                                                          ----------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income                            --       (.04)        --        (.04)        --         --
  Distributions from net realized gain on investments and
    foreign currency transactions                               (.40)      (.25)        --        (.04)        --         --
                                                          ----------------------------------------------------------------------
  Total dividends and distributions to shareholders             (.40)      (.29)        --        (.08)        --         --
                                                          ----------------------------------------------------------------------
Net asset value, end of period                                $15.00     $15.09     $16.30       $9.57     $10.38     $10.04
                                                          ======================================================================
TOTAL RETURN, AT NET ASSET VALUE/(2)/                           2.24%     (5.72)%    70.32%      (7.11)%     3.39%       .40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                    $360,979   $297,842    $96,425     $13,537     $7,339     $  432
Average net assets (in thousands)                           $332,336   $214,545    $31,696     $11,181     $3,990     $  263
Ratios to average net assets:
  Net investment income                                          .86%       .54%       .72%       1.04%       .75%       .08%/(3)/
  Expenses                                                       .89%       .91%       .92%       1.06%      1.32%      6.84%/(3)/
  Portfolio turnover rate/(4)/                                 131.3%      70.4%      65.1%       34.1%      29.5%       0.0%
  Average brokerage commission rate/(5)/                    $   0.01         --         --          --         --         --

1. For the period from November 12, 1990 (commencement of operations) to December 31, 1990.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
5. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund

STATEMENT OF INVESTMENTS
December 31, 1995

                                                   Principal     Market Value
                                                   Amount/(1)/     (Note 1)
                                                ---------------  --------------
Certificates of Deposit -- 1.8%
 Citibank CD:
 19%, 1/19/96/(2)/ IDR.......................... $1,369,800,000   $     599,101
 27.40%, 3/22/96/(2)/ HUF.......................     83,706,000         612,667
 Indonesia (Republic of) Bank Negara
  CD, Zero Coupon, 15.914%,
  6/17/96/(2)//(3)/ IDR.........................  2,000,000,000         805,012
 Krungthai Thanakit CD, Zero Coupon,
  11.533%, 2/29/96/(2)//(3)/ THB................     10,000,000         387,586
                                                                 --------------
                                                                      1,192,598
                                                                 --------------
Total Certificates of Deposit
 (Cost $2,427,679)..............................                      2,404,366
                                                                 --------------
Mortgage-Backed Obligations -- 2.6%
Private -- 2.6%
Commercial -- 0.8%
 CBA Mortgage Corp., Mtg. Pass-
  Through Certificates, Series 1993-C1,
  Cl. F, 7.154%, 12/25/03/(4)//(5)/.............        700,000         518,219
 Merrill Lynch Mortgage Investors, Inc.,
  Mtg. Pass-Through Certificates, Series
  1995-C2, Cl. D, 8.06%, 6/15/21/(4)/...........        496,835         509,644
                                                                 --------------
                                                                      1,027,863
                                                                 --------------
Multi-Family -- 1.8%
 Resolution Trust Corp., Commercial Mtg.
  Pass-Through Certificates:
 Series 1994-C1, Cl. E, 8%, 6/25/26.............        747,797         631,889
 Series 1994-C2, Cl. G, 8%, 4/25/25.............        913,912         768,543
 Series 1995-C1, Cl. F, 6.90%, 2/25/27..........      1,133,508         997,841
                                                                 --------------
                                                                      2,398,273
                                                                 --------------
Total Mortgage-Backed Obligations
 (Cost $3,274,663)..............................                      3,426,136
                                                                 --------------
U.S. Government Obligations -- 5.1%
Treasury -- 5.1%
 U.S. Treasury Bonds, 6.875%, 8/15/25
  (Cost $6,531,094).............................      6,000,000       6,770,621
                                                                 --------------
Foreign Government Obligations -- 12.2%
 Argentina (Republic of):
 Bonds, Bonos del Tesoro, Series I,
  5.89%, 5/31/96/(4)/...........................        200,000         195,944
 Medium-Term Nts., 8%, 8/9/97 NLG...............        800,000         495,325
 Sr. Unsub. Unsec. Nts., 9.875%,
  1/6/98 FRF....................................      2,060,000         420,446
 Brazil (Federal Republic of) Interest
  Due and Unpaid Bonds, 6.688%,
  1/1/01/(4)/...................................        356,250         306,820
 Bulgaria (Republic of) Interest Arrears Bonds,
  6.75%, 7/28/11/(4)//(6)/......................        200,000          92,750
 Canada (Government of) Bonds:
  7.75%, 9/1/99 CAD.............................        641,000         492,321
 Series A-76, 9%, 6/1/25 CAD....................        592,000         506,792
 Central Bank of Costa Rica Principal
  Bonds, Series A, 6.25%, 5/21/10...............        500,000         310,000
 Colombia (Republic of) 1989-1990
  Integrated Loan Facility Bonds, 6.875%,
  7/1/01/(4)//(7)/..............................      1,114,360       1,036,355
 Denmark (Kingdom of) Bonds:
  7%, 11/10/24 DKK..............................      6,300,000       1,014,039
  8%, 3/15/06 DKK...............................      1,410,000         268,296
 Ecuador (Republic of) Disc. Bonds,
  6.812%, 2/28/25/(4)/..........................        520,000         264,550
 European Investment Bank, 12.75%
  Debs., 2/15/00 ITL............................    206,000,000         140,404

                                                   Principal     Market Value
                                                   Amount/(1)/     (Note 1)
                                                ---------------  --------------
Foreign Government Obligations (Continued)
 France (Government of) Obligation
  Assimilable du Tresor Debs., 9.50%,
  6/25/98 FRF................................... $      556,000   $     124,403
 Germany (Republic of) Bonds, Series
  94, 6.25%, 1/4/24 DEM.........................      1,450,000         943,685
 Hashemite Kingdom of Jordan Disc. Bonds,
  6.437%, 12/23/23/(4)/.........................      1,000,000         620,000
 International Bank for Reconstruction
  and Development Bonds, 12.50%,
  7/25/97 NZD...................................        500,000         348,124
 Italy (Republic of) Treasury Bonds,
  Buoni del Tesoro Poliennali, 10.50%,
  4/1/00 ITL....................................    320,000,000         203,611
 Morocco (Kingdom of) Loan
  Participation Agreement, Tranche A,
  6.594%, 1/1/09/(4)/...........................      1,500,000         999,375
 National Treasury Management Agency
  (Irish Government) Bonds, 8%,
  10/18/00 IEP..................................        140,000         235,831
 New Zealand (Republic of) Bonds, 10%,
  7/15/97 NZD...................................      1,230,000         826,403
 Nordic Investment Bank, 11.30% Debs.,
  3/4/02 ITL....................................    215,000,000         140,440
 Norwegian Government Bonds, 9.50%,
  10/31/02 NOK..................................      4,400,000         824,375
 Panama (Republic of) Debs., 6.75%,
  5/10/02/(4)/..................................        175,000         149,953
 Poland (Republic of) Treasury Bills,
  Zero Coupon, 29.984%, 4/17/96/(3)/ PLZ........        500,000         188,298
 Portugal (Republic of) Gtd. Bonds,
  Obrigicion do tes Medio Prazo, 11.875%,
  2/23/00 PTE...................................     85,000,000         613,096
 Spain (Kingdom of):
 Debs., Bonos y Obligacion del Estado,
  10.10%, 2/28/01 ESP...........................     39,000,000         325,174
 Gtd. Bonds, Bonos y Obligacion del Estado,
 12.25%, 3/25/00 ESP............................     49,000,000         441,551
 Sweden (Kingdom of) Bonds, Series
  1028, 11%, 1/21/99 SEK........................      3,500,000         568,290
 Treasury Corp. of Victoria Bonds, 12%,
  10/22/98 AUD..................................        450,000         372,686
 Trinidad & Tobago Loan Participation
  Agreement, Tranche B, 1.563%,
  9/30/00/(4)//(7)/ JPY.........................     65,000,000         534,044
 United Kingdom Treasury:
 Debs., 8.50%, 12/7/05 GBP......................        185,000         308,684
 10%, 2/26/01 GBP...............................        180,000         315,974
 United Mexican States, Nacional
  Financiera SNC Nts., 13.60%,
  4/2/98 ESP....................................    100,000,000         800,594
 Venezuela (Republic of) Disc. Bonds,
  Series DL, 6.563%, 12/18/07/(4)/..............      1,500,000         828,750
                                                                 --------------
 Total Foreign Government Obligations
  (Cost $16,009,093)............................                     16,257,383
                                                                 --------------
 Municipal Bonds and Notes -- 0.9%
  San Joaquin Hills, California
   Transportation Corridor Agency Toll
   Road Capital Appreciation Revenue
   Bonds, Jr. Lien, Zero Coupon, 9%,
   1/1/28 (Cost $747,374)/(3)/..................     12,500,000       1,202,550
                                                                 --------------

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund

December 31, 1995

                                                   Principal     Market Value
                                                   Amount(1)       (Note 1)
                                                ---------------  --------------
Corporate Bonds and Notes -- 65.8%
Basic Industry -- 5.6%
Chemicals -- 1.0%
 NL Industries, Inc.:
 0%/13% Sr. Sec. Disc. Nts.,
  10/15/05 /(8)/................................ $      800,000   $     618,000
 11.75% Sr. Sec. Nts., 10/15/03.................        650,000         697,125
                                                                 --------------
                                                                      1,315,125
                                                                 --------------
Metals/Mining -- 0.8%
 Carbide/Graphite Group, Inc. (The),
  11.50% Sr. Nts., 9/1/03.......................        454,000         492,590
 Kaiser Aluminum & Chemical Corp., 9.875%
  Sr. Nts., 2/15/02.............................        300,000         309,750
 UCAR Global Enterprises, Inc., 12% Sr.
  Sub. Nts., 1/15/05............................        230,000         262,775
                                                                 --------------
                                                                      1,065,115
                                                                 --------------
Paper -- 3.8%
 Buckeye Cellulose Corp., 8.50% Sr. Sub.
  Nts., 12/15/05................................        250,000         257,812
 Crown Paper Co., 11% Sr. Sub. Nts.,
  9/1/05........................................        750,000         660,000
 Domtar, Inc.:
 11.25% Debs., 9/15/17..........................        400,000         426,000
 12% Nts., 4/15/01..............................        250,000         295,313
 Gaylord Container Corp., 11.50% Sr.
  Nts., 5/15/01.................................        500,000         517,500
 Repap New Brunswick, Inc., 9.25%
  First Priority Sr. Sec. Nts.,
  7/15/00 /(4)/.................................        400,000         402,000
 Repap Wisconsin, Inc., 9.25% First
  Priority Sr. Sec. Nts., 2/1/02................        500,000         477,500
 Riverwood International Corp.:
 10.75% Sr. Nts., 6/15/00.......................        400,000         427,500
 11.25% Sr. Sub. Nts., 6/15/02..................        200,000         215,000
 Stone Container Corp.:
 10.75% First Mtg. Nts., 10/1/02................      1,300,000       1,358,500
 10.75% Sr. Sub. Nts., 6/15/97..................        100,000         102,500
                                                                 --------------
                                                                      5,139,625
                                                                 --------------
Consumer Related -- 12.3%
Consumer Products -- 2.9%
 Coleman Holdings, Inc., Zero Coupon
  Sr. Sec. Disc. Nts., Series B, 10.901%,
  5/27/98 /(3)/.................................        400,000         320,000
 Harman International Industries, Inc.,
  12% Sr. Sub. Nts., 8/1/02.....................      1,650,000       1,823,250
 International Semi-Tech
  Microelectronics, Inc., 0%/11.50% Sr.
  Sec. Disc. Nts., 8/15/03 /(8)/................        650,000         344,500
 Revlon Worldwide Corp., Zero Coupon
  Sr. Sec. Disc. Nts., 12.333%,
  3/15/98 /(3)/.................................        350,000         260,750
 Tag-Heuer International SA, 12% Sr.
  Sub. Nts., 12/15/05 /(5)/.....................        500,000         501,875
 Williams (J. B.) Holdings, Inc., 12% Sr.
  Nts., 3/1/04..................................        600,000         600,000
                                                                 --------------
                                                                      3,850,375
                                                                 --------------
Food/Beverages/Tobacco -- 0.8%
 Consolidated Cigar Corp., 10.50% Sr.
  Sub. Nts., 3/1/03.............................        400,000         418,000
 Pulsar Internacional SA de CV, 11.80%
  Nts., 9/19/96 /(7)/...........................        700,000         705,250
                                                                 --------------
                                                                      1,123,250
                                                                 --------------
Healthcare -- 4.1%
 AmeriSource Corp., 11.25% Sr. Debs.,
  7/15/05 /(9)/.................................        650,000         718,250
 Capstone Capital Corp., 10.50% Cv. Debs.,
  4/1/02........................................      1,600,000       1,918,000

                                                   Principal     Market Value
                                                   Amount(1)       (Note 1)
                                                ---------------  --------------
Corporate Bonds and Notes  (Continued)
Consumer Related (Continued)
Healthcare (Continued)
 Icon Health & Fitness, Inc., 13% Sr.
  Sub. Nts., 7/15/02 /(5)/...................... $      400,000   $     434,000
 Magellan Health Services, Inc., 11.25%
  Sr. Sub. Nts., Series A, 4/15/04..............        500,000         548,750
 Quorum Health Group, Inc., 8.75% Sr.
  Sub. Nts., 11/1/05............................        300,000         311,625
 Tenet Healthcare Corp., 10.125% Sr.
  Sub. Nts., 3/1/05.............................        500,000         556,250
 Total Renal Care, Inc., 0%/12% Sr. Sub.
  Disc. Nts., 8/15/04 /(8)/.....................        994,000         959,210
                                                                 --------------
                                                                      5,446,085
                                                                 --------------
Hotel/Gaming -- 2.3%
 Bally's Casino Holdings, Inc., Zero
  Coupon Sr. Disc. Nts., 10.252%,
  6/15/98 /(3)/.................................        600,000         483,000
 Capital Gaming International, Inc.
  Promissory Nts................................          9,500              --
 Grand Casinos, Inc., 10.125% Gtd. First
  Mtg. Nts., 12/1/03............................        500,000         523,750
 Mohegan Tribal Gaming Authority,
  13.50% Sr. Sec. Nts., 11/15/02 /(5)/..........        400,000         434,000
 Rio Hotel & Casino, Inc., 10.625% Sr.
  Sub. Nts., 7/15/05............................        450,000         463,500
 Station Casinos, Inc., 9.625% Sr. Sub.
  Nts., 6/1/03..................................        750,000         738,750
 Trump Plaza Funding, Inc., 10.875% Gtd.
  Mtg. Nts., 6/15/01............................        250,000         260,000
 Trump Taj Mahal Funding, Inc., 11.35%
  Debs., Series A, 11/15/99 /(9)/...............        200,000         189,217
                                                                 --------------
                                                                      3,092,217
                                                                 --------------
Leisure -- 0.3%
 Gillett Holdings, Inc., 12.25% Sr. Sub.
  Nts., Series A, 6/30/02.......................        387,805         409,619
                                                                 --------------
Restaurants -- 1.3%
 Carrols Corp., 11.50% Sr. Nts., 8/15/03........        430,000         436,450
 Foodmaker, Inc.:
 9.25% Sr. Nts., 3/1/99.........................        200,000         192,500
 9.75% Sr. Sub. Nts., 6/1/02....................      1,275,000       1,160,250
                                                                 --------------
                                                                      1,789,200
                                                                 --------------
Textile/Apparel -- 0.6%
 Synthetic Industries, Inc., 12.75% Sr.
  Sub. Debs., 12/1/02...........................        750,000         738,750
                                                                 --------------
Energy -- 4.3%
 BP America, Inc., 10.875% Nts.,
  8/1/01 CAD....................................        350,000         297,207
 Chesapeake Energy Corp., 10.50% Sr.
  Nts., 6/1/02..................................        500,000         526,250
 Kelley Oil & Gas Corp., 13.50% Sr.
  Nts., 6/15/99.................................        600,000         489,000
 Maxus Energy Corp., 11.50% Debs.,
  11/15/15......................................        800,000         830,000
 OPI International, Inc., 12.875% Gtd. Sr.
  Nts., 7/15/02.................................        750,000         853,125
 Petroleum Heat & Power Co., Inc.:
 12.25% Sub. Debs., 2/1/05......................        250,000         280,000
 9.375% Sub. Debs., 2/1/06......................        250,000         246,250
 Plains Resources, Inc., 12% Sr. Sub.
  Nts., 10/1/99.................................        200,000         208,000
 Triton Energy Corp.:
 0%/9.75% Sr. Sub. Disc. Nts.,
  12/15/00 /(8)/................................        200,000         187,500

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund

December 31, 1995

                                                   Principal     Market Value
                                                   Amount(1)       (Note 1)
                                                ---------------  --------------
Corporate Bonds and Notes  (Continued)
Energy  (Continued)
 Triton Energy Corp.:
 Zero Coupon Sr. Sub. Disc. Nts.,
  10.318%, 11/1/97 /(3)/........................ $    1,200,000   $   1,041,000
 United Meridian Corp., 10.375% Gtd. Sr.
 Sub. Nts., 10/15/05............................        250,000         265,625
 Vintage Petroleum, Inc., 9% Sr. Sub.
  Nts., 12/15/05................................        500,000         506,250
                                                                 --------------
                                                                      5,730,207
                                                                 --------------
Financial Services -- 2.1%
Banks & Thrifts -- 0.7%
 Banco Bamerindus do Brasil SA:
 10.50% Debs., 6/23/97..........................        280,000         257,600
 11% Sr. Unsub. Unsec. Bonds, 10/6/97...........        280,000         257,600
 Banco Ganadero SA, Zero Coupon Sr.
  Unsub. Unsec. Nts., 9.941%,
  6/15/96 /(3)(5)/..............................        250,000         239,520
 Banco Mexicano SA, 8% Sr. Unsub.
  Unsec. Exchangeable Medium-Term Nts.,
  11/4/98.......................................        250,000         210,625
                                                                 --------------
                                                                        965,345
                                                                 --------------
Diversified Financial -- 0.9%
 Banco del Atlantico SA, 7.875%
  Eurobonds, 11/5/98............................        250,000         212,500
 ECM Fund, L.P.I., 14% Sub. Nts.,
  6/10/02 /(7)/.................................        244,994         269,494
 GPA Delaware, Inc., 8.75% Gtd. Nts.,
  12/15/98......................................        300,000         282,750
 Olympic Financial Ltd., 13% Sr. Nts.,
  5/1/00........................................        350,000         383,250
                                                                 --------------
                                                                      1,147,994
                                                                 --------------
Insurance -- 0.5%
 Terra Nova Insurance (UK) Holdings
  PLC, 10.75% Sr. Nts., 7/1/05..................        600,000         657,000
                                                                 --------------

Housing Related -- 2.1%
Building Materials -- 0.7%
 Southdown, Inc., 14% Sr. Sub. Nts.,
  Series B, 10/15/01............................        640,000         707,200
 Walter Industries, Inc., 17% Sub. Nts.,
  1/1/96 /(10)/.................................        400,000         254,000
                                                                 --------------
                                                                        961,200
                                                                 --------------
Homebuilders/Real Estate -- 1.4%
 Olympia & York First Canadian Place
  Ltd., 11% Debs., Series 3,
  11/4/49 /(11)/ CAD............................      1,000,000         472,929
 Saul (B.F.) Real Estate Investment
  Trust, 11.625% Sr. Sec. Nts., Series B,
  4/1/02........................................      1,000,000       1,025,000
 Tribasa Toll Road Trust, 10.50% Nts.,
  Series 1993-A, 12/1/11 /(5)/..................        500,000         372,500
                                                                 --------------
                                                                      1,870,429
                                                                 --------------
Manufacturing -- 3.1%
Aerospace/Electronics/Computers -- 1.9%
 Berg Electronics Holdings Corp.,
  11.375% Sr. Sub. Debs., 5/1/03................        500,000         562,500
 Communications & Power Industries,
  Inc., 12% Sr. Sub. Nts., 8/1/05...............        500,000         516,250
 Dell Computer Corp., 11% Sr. Nts.,
  8/15/00.......................................        500,000         555,000
 Rohr, Inc., 11.625% Sr. Nts., 5/15/03..........        800,000         876,000
                                                                 --------------
                                                                      2,509,750
                                                                 --------------

                                                   Principal     Market Value
                                                   Amount(1)       (Note 1)
                                                ---------------  --------------
Corporate Bonds and Notes  (Continued)
Manufacturing  (Continued)
Automotive -- 1.2%
 Aftermarket Technology Corp., 12% Sr.
  Sub. Nts., Series B, 8/1/04................... $      500,000   $     532,500
 Foamex LP/Foamex Capital Corp.:
 11.25% Sr. Nts., 10/1/02.......................        500,000         482,500
 9.50% Sr. Sec. Nts., 6/1/00....................        240,000         234,000
 Penda Corp., 10.75% Sr. Nts., Series B,
  3/1/04........................................        425,000         357,000
                                                                 --------------
                                                                      1,606,000
                                                                 --------------
Capital Goods -- 0.0%
 Farley, Inc., Zero Coupon Sub. Debs.,
 14.151%, 12/30/12 /(3)(7)/.....................        198,000          19,569
                                                                 --------------

Media -- 15.6%
Broadcasting -- 4.1%
 Act III Broadcasting, Inc., 9.625% Sr.
  Sub. Nts., 12/15/03...........................        430,000         433,225
 Argyle Television, Inc., 9.75% Sr. Sub.
  Nts., 11/1/05.................................        150,000         149,250
 Outlet Broadcasting, Inc., 10.875% Sr.
  Sub. Nts., 7/15/03............................      1,000,000       1,115,000
 Paxson Communications Corp., 11.625%
  Sr. Sub. Nts., 10/1/02 /(5)/..................      1,250,000       1,262,500
 Sinclair Broadcast Group, Inc.:
 10% Sr. Sub. Nts., 12/15/03....................        345,000         353,625
 10% Sr. Sub. Nts., 9/30/05.....................        400,000         411,000
 Summit Communications Group, Inc.,
  10.50% Sr. Sub. Debs., 4/15/05................        850,000         947,750
 Univision Television Group, Inc., 11.75%
  Sr. Sub. Nts., 1/15/01........................        700,000         754,250
                                                                 --------------
                                                                      5,426,600
                                                                 --------------
Cable Television -- 7.2%
 American Telecasting, Inc., 0%/14.50%
  Sr. Disc. Nts., 6/15/04 /(8)/.................      1,506,106       1,042,978
 Australis Media Ltd., Units (each unit
  consists of $1,000 principal amount of
  0%/14% sr. sub. disc. nts., 5/15/03 and
  one warrant to purchase 57.721
  ordinary shares) /(8)(12)/....................      1,500,000       1,095,000
 Bell Cablemedia PLC, 0%/11.95% Sr.
  Disc. Nts., 7/15/04 /(8)/.....................      1,500,000       1,070,625
 Cablevision Industries Corp., 9.25% Sr.
  Debs., Series B, 4/1/08.......................        600,000         651,000
 Cablevision Systems Corp., 10.75% Sr.
  Sub. Debs., 4/1/04............................        500,000         531,250
 Comcast UK Cable Partner Ltd.,
  0%/11.20% Sr. Disc. Debs., 11/15/07 /(8)/......       350,000         206,500
 Continental Cablevision, Inc., 9.50% Sr.
  Debs., 8/1/13.................................        300,000         319,500
 Diamond Cable Communications PLC:
 0%/11.75% Sr. Disc. Nts., 12/15/05 /(8)/.......        500,000         297,500
 0%/13.25% Sr. Disc. Nts., 9/30/04 /(8)/........        100,000          70,750
 Fundy Cable Ltd., 11% Sr. Sec. Second
  Priority Nts., 11/15/05.......................        400,000         420,000
 Helicon Group LP/Helicon Capital
  Corp., 9% Sr. Sec. Nts., Series B,
  11/1/03 /(4)/.................................        675,000         651,375
 International CableTel, Inc.:
 0%/10.875% Sr. Deferred Coupon Nts.,
  10/15/03 /(8)/................................        100,000          71,750
 0%/12.75% Sr. Deferred Coupon Nts.,
  4/15/05 /(8)/.................................        350,000         223,125
 People's Choice TV Corp., 0%/13.125%
  Sr. Disc. Nts., 6/1/04 /(8)/..................        350,000         202,125

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund

December 31, 1995

                                                   Principal     Market Value
                                                   Amount/(1)/     (Note 1)
                                                 --------------  --------------
Corporate Bonds and Notes (Continued)
Media (Continued)
Cable Television (Continued)
 Rogers Cablesystems Ltd., 10% Sr. Sec.
  Second Priority Debs., 12/1/07................ $      900,000  $      960,750
 TeleWest PLC, 0%/11% Sr. Disc. Debs.,
  10/1/07 /(8)/.................................      1,000,000         606,250
 TKR Cable I, Inc., 10.50% Sr. Debs.,
  10/30/07......................................        300,000         353,034
 United International Holdings, Inc., Zero
  Coupon Sr. Sec. Disc. Nts., 12.752%,
  11/15/99 /(3)/................................      1,240,000         775,000
                                                                 --------------
                                                                      9,548,512
                                                                 --------------
Diversified Media -- 3.2%
 Ackerley Communications, Inc., 10.75%
  Sr. Sec. Nts., Series A, 10/1/03..............        750,000         802,500
 Echostar Communications Corp.,
  0%/12.875% Sr. Disc. Nts., 6/1/04 /(8)/.......      1,000,000         675,000
 GSPI Corp., 10.15% First Mtg. Bonds,
  6/24/10 /(5)/.................................        479,871         578,845
 Lamar Advertising Co., 11% Sr. Sec.
  Nts., 5/15/03.................................        500,000         520,000
 Outdoor Systems, Inc., 10.75% Sr. Nts.,
  8/15/03.......................................        300,000         292,500
 Panamsat LP/Panamsat Capital Corp.:
 0%/11.375% Sr. Sub. Disc. Nts.,
  8/1/03 /(8)/..................................      1,250,000       1,031,250
 9.75% Sr. Sec. Nts., 8/1/00....................        350,000         371,875
                                                                 --------------
                                                                      4,271,970
                                                                 --------------
Entertainment/Film -- 1.2%
 Imax Corp., 7% Sr. Nts., 3/1/01 /(13)/.........      1,600,000       1,576,000
                                                                 --------------

Other -- 0.9%
Conglomerates -- 0.6%
 MacAndrews & Forbes Group, Inc.,
  12.25% Sub. Nts., 7/1/96......................        750,000         757,500
                                                                 --------------
Services -- 0.3%
 Protection One, Inc., 0%/13.625% Sr.
  Disc. Nts., 6/30/05 /(8)/.....................        500,000         405,000
                                                                 --------------
Retail -- 2.6%
Specialty Retailing -- 0.9%
 Eye Care Centers of America, Inc., 12%
  Sr. Nts., 10/1/03.............................        630,000         589,050
 Finlay Fine Jewelry Corp., 10.625% Sr.
  Nts., 5/1/03..................................        300,000         294,000
 United Stationers Supply Co., 12.75%
  Sr. Sub. Nts., 5/1/05.........................        300,000         325,500
                                                                 --------------
                                                                      1,208,550
                                                                 --------------
Supermarkets -- 1.7%
 Grand Union Co., 12% Sr. Nts., 9/1/04..........      1,500,000       1,305,000
 Kash 'N Karry Food Stores, Inc.,
  11.50% Sr. Nts., 2/1/03 /(9)/.................        533,800         519,491
 Penn Traffic Co., 10.25% Sr. Nts.,
  2/15/02.......................................        400,000         383,000
                                                                 --------------
                                                                      2,207,491
                                                                 --------------
Transportation -- 2.6%
Air Transportation -- 0.9%
 American International Group, Inc.,
  11.70% Unsec. Unsub. Bonds,
  12/4/01 ITL...................................    690,000,000         458,326
 Atlas Air, Inc., 12.25% Pass-Through
  Certificates, 12/1/02.........................        750,000         768,750
                                                                 --------------
                                                                      1,227,076
                                                                 --------------
                                                   Principal     Market Value
                                                  Amount/(1)/      (Note 1)
                                                 --------------  --------------
Corporate Bonds and Notes (Continued)
Transportation (Continued)
Railroads -- 1.1%
 Transtar Holdings LP/Transtar Capital
  Corp., 0%/13.375% Sr. Disc. Nts.,
  Series B, 12/15/03 /(8)/...................... $    2,200,000  $    1,463,000
                                                                 --------------

Shipping -- 0.6%
 Trans Ocean Container Corp., 12.25%
 Sr. Sub. Nts., 7/1/04..........................        750,000         783,750
                                                                 --------------

Utilities -- 14.6%
Electric Utilities -- 2.5%
 California Energy Co., 0%/10.25% Sr.
  Disc. Nts., 1/15/04 /(8)/.....................      1,000,000         947,500
 El Paso Electric Co.:
 10.75% Lease Obligation Bonds,
  4/1/13 /(10)/.................................        250,000         169,683
 9.375% Lease Obligation Bonds,
  10/1/96 /(10)/................................        100,000          67,761
 First PV Funding Corp., 10.15% Lease
  Obligation Bonds, Series 1986B, 1/15/16.......        500,000         515,685
 First PV Funding Corp., 10.30% Lease
  Obligation Bonds, Series 1986A, 1/15/14.......      1,000,000       1,021,561
 Subic Power Corp., 9.50% Sr. Sec.
  Nts., 12/28/08................................        672,413         642,155
                                                                 --------------
                                                                      3,364,345
                                                                 --------------


Telecommunications -- 12.1%
 A+ Network, Inc., 11.875% Sr. Sub.
  Nts., 11/1/05.................................        750,000         759,375
 Celcaribe SA, 0%/13.50% Sr. Sec.
  Nts., 3/15/04 /(5)(8)/........................      1,500,000       1,065,000
 Cellular Communications International, Inc.:
 Units (each unit consists of $1,000
  principal amount of zero coupon sr.
  disc. nts., 8/15/00 and one warrant
  to purchase 1.126 shares of common
  stock)/(12)/..................................        200,000         126,000
 Zero Coupon Sr. Disc. Nts., 12.844%,
  8/15/00 /(3)/.................................      2,250,000       1,355,625
 Cellular, Inc., 0%/11.75% Sr. Sub.
  Disc. Nts., 9/1/03 /(8)/......................      2,000,000       1,602,500
 Cencall Communications Corp.,
  0%/10.125% Sr. Disc. Nts.,
  1/15/04 /(8)/.................................      1,000,000         565,000
 Comcast Cellular Corp., Zero Coupon
  Nts., Series B, 7.889%, 3/5/00 /(3)/..........        850,000         656,625
 Comunicacion Celular SA, Units (each
  unit consists of $1,000 principal
  0%/13.125% sr. deferred coupon bond,
  11/15/03 and one warrant to purchase
  12,860 shares of common stock at
  $1.32 per 1,000 shares)/(5)(8)(12)/...........        750,000         427,500
 Geotek Communications, Inc., 0%/15%
  Sr. Sec. Disc. Nts., 7/15/05 /(8)/............      1,750,000         796,250
 GST Telecommunications, Inc., Units
  (each unit consists of eight
  0%/13.875% sr. disc. nts., 12/15/05
  and one 0%/13.875% cv. sr. sub. disc.
  nt., 12/15/05)/(5)(8)(12)/....................      1,305,000         681,500
 Horizon Cellular Telephone LP/Horizon
  Finance Corp., 0%/11.375% Sr. Sub.
  Disc. Nts., 10/1/00 /(8)/.....................      1,800,000       1,539,000
 In-Flight Phone Corp., 0%/14% Sr.
  Disc. Nts., 5/15/02 /(8)/.....................        950,000         318,250
 IntelCom Group (USA), Inc.,
  0%/13.50% Sr. Disc. Nts.,
  9/15/05 /(5)(8)/..............................      1,800,000       1,039,500

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund

December 31, 1995

                                                   Principal     Market Value
                                                  Amount/(1)/       (Note 1)
                                                 --------------  --------------
Corporate Bonds and Notes (Continued)
Utilities (Continued)
Telecommunications (Continued)
 MFS Communications, Inc., 0%/9.375%
  Sr. Disc. Nts., 1/15/04/(8)/..................  $   1,250,000  $    1,006,250
 Nextel Communications, Inc., 0%/11.50%
  Sr. Disc. Nts., 9/1/03/(8)/...................      1,400,000         866,250
 Omnipoint Corp., Units (each unit
  represents $1,000 principal amount of
  10% cv. sub. nts., 11/29/00 and one
  warrant to purchase a share of
  common stock)/(5)(9)(12)/.....................        750,000         743,925
 PriCellular Wireless Corp.:
 0%/12.25% Sr. Sub. Disc. Nts.,
  10/1/03/(8)/..................................        500,000         388,750
 0%/14% Sr. Sub. Disc. Nts., 11/15/01/(8)/......      2,000,000       1,760,000
 WinStar Communications, Inc., Units
  (each unit consists of two $1,000
  principal amount of 0%/14% sr. disc.
  nts.,10/15/05 and one cv. sr. sub. disc.
  nts., 10/15/05)/(5)(8)(12)/...................        300,000         475,500
                                                  -------------   -------------
                                                                     16,172,800
                                                                  -------------

 Total Corporate Bonds and Notes
  (Cost $84,569,662)...........................                      87,849,449
                                                                  -------------

                                                       Shares
                                                       ------
Common Stocks -- 1.4%
 American Telecasting, Inc./(14)/...............          6,800   $      98,600
 Berg Electronics Corp./(5)/....................         46,220         277,320
 Celcaribe SA/(5)(14)/..........................        203,250         241,868
 ECM Fund, L.P.I./(7)/..........................            150         150,000
 EchoStar Communications Corp., Cl. A...........          6,000         109,125
 Equitable Bag, Inc./(14)/......................          3,723           9,307
 Gillett Holdings, Inc., Cl. 2/(7)(14)/.........         10,355         207,100
 Grand Union Co./(14)/..........................         26,511         198,832
 Gulfstream Holding, Inc. ......................             56              --
 Gulfstream Housing Corp. ......................         27,850              --
 Kash 'N Karry Food Stores, Inc./(14)/..........         11,292         296,415
 Triangle Wire & Cable, Inc./(7)/...............         21,111          21,111
 United International Holdings, Inc., Cl.
  A/(14)/.......................................          9,000         132,750
 Walter Industries, Inc./(14)/..................          4,837          63,486
                                                                  -------------
 Total Common Stocks
  (Cost $1,554,075).............................                      1,805,914
                                                                  -------------

Preferred Stocks -- 5.2%
 BankAmerica Corp., 8.375%, Series K............         13,000         336,375
 Berg Electronics Corp., $3.3438, Series E/(9)/.         14,035         392,980
 Cablevision Systems Corp., 8.50% Cum.
  Cv., Series I.................................         20,000         545,000
 California Federal Bank, 10.625% Non-
  Cum., Series B................................          7,000         759,500
 Fidelity Federal Bank, 12% Non-Cum.
  Exchangeable Perpetual Preferred
  Stock, Series A...............................         20,000         507,500
 First Nationwide Bank, 11.50% Non-Cum. ........          8,500         955,188
 Glendale Federal Bank, F.S.B., 8.75%
  Non-Cum. Cv., Series E........................         16,500         746,625
 J. Ray McDermott, SA...........................         10,965         195,999
 K-III Communications Corp., $11.625
  Exchangeable, Series B/(9)/...................          7,511         747,365
 Kaiser Aluminum Corp., 8.255%
  Provisionally Redeemable Income
  Debt Exchangeable for Stock...................          6,000          77,250

                                                                 Market Value
                                                       Shares      (Note 1)
                                                       ------    --------------
Preferred Stocks (Continued)
 Navistar International
  Corp., $6.00 Cv., Series G.....................         2,500  $      135,625
 Pantry Pride, Inc., $14.875
  Exchangeable, Series B.........................         2,000         207,000
 Prime Retail, Inc., $19.00 Cv., Series B........        17,000         301,750
 SDW Holdings Corp., Units (each unit
  consists of ten shares of sr.
  exchangeable preferred stock and
  one cl. B warrant to purchase one share
  of common stock)/(5)(12)/......................         3,750       1,087,500
                                                                  -------------
 Total Preferred Stocks
  (Cost $6,311,457)..............................                     6,995,657
                                                                  -------------
                                                        Units
                                                        -----
Rights, Warrants and Certificates -- 0.6%
 American Telecasting, Inc. Wts.,
  Exp. 6/99.....................................          6,000   $      36,000
 Ames Department Stores, Inc.:
 Excess Cash Flow Payment
  Certificates, Series AG-7A/(7)/...............         12,400             124
 Litigation Trust/(7)/..........................         39,658             397
 Capital Gaming International, Inc.
  Wts., Exp. 2/99...............................         21,112             211
 Casino America, Inc. Wts., Exp. 11/96..........          1,631             163
 Cellular Communications International,
  Inc. Wts., Exp. 8/03..........................          2,250          50,625
 Digicon, Inc. Wts., Exp. 7/96..................          1,566              98
 Eye Care Centers of America, Inc.
  Wts., Exp. 10/03/(5)/.........................            630           3,150
 Foamex LP/JPS Automotive Corp.
  Wts., Exp. 7/99...............................            500           2,500
 Gaylord Container Corp. Wts., Exp. 7/96........         26,410         198,075
 Geotek Communications, Inc. Wts., Exp.
  7/05/(5)/.....................................         52,500         105,000
 Icon Health & Fitness, Inc. Wts.,
  Exp. 11/99/(5)/...............................            400          10,000
 In-Flight Phone Corp. Wts., Exp. 8/02/(5)/.....            950              --
 IntelCom Group, Inc. Wts., Exp. 9/05/(5)/......          5,940          23,760
 Jewel Recovery LP, Participation Units
  of Limited Partners' Interest.................          2,360              --
 People's Choice TV Corp. Wts., Exp. 6/00.......            350           3,500
 Protection One, Inc. Wts.:
  Exp. 11/03....................................         28,000         276,500
  Exp. 6/05.....................................          1,600           7,200
 Southland Corp. Wts., Exp. 3/96................            400             500
 Terex Corp. Rts., Exp. 7/96/(5)/...............            744              37
 Trizec Corp. Wts., Exp. 7/99 CAD...............          3,970           4,134
 UGI Corp. Wts., Exp. 3/98......................          6,000             300
 United International Securities Ltd.
  Wts., Exp. 11/99..............................          1,440          41,130
                                                                  -------------
 Total Rights, Warrants and Certificates
  (Cost $308,096)...............................                        763,404
                                                                  -------------

                                       Date     Strike     Contracts
                                       ----     ------     ---------
Put Options Purchased -- 0.0%
 Morocco (Kingdom of) Loan
  Participation Agreement, Tranche A,
  6.594%, 1/1/09, Put Opt. (Cost
  $19,000)...........................  Jan.     $ 60.25    1,000              1

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund

December 31, 1995

                                                    Principal     Market Value
                                                   Amount/(1)/      (Note 1)
                                                  --------------  -------------
Structured Instruments -- 0.9%
 Goldman, Sachs & Co. Argentina Local
  Market Securities Trust, 11.30%,
  4/1/00 (representing debt of Argentina
  (Republic of) Bonos del Tesoro Bonds,
  Series 10, 5.742%, 4/1/00 and an
  interest rate swap between Goldman
  Sachs and the Trust)/(7)/.....................  $     782,608   $     765,000
 Salomon Brothers, Inc., Zero Coupon
  Brazilian Credit Linked Nts., 11.318%,
  2/15/96 (indexed to the Nota Do
  Tesouro Nacional, Zero Coupon,
  2/15/96)/(3)/.................................        200,000         197,000
 United Mexican States, Linked Nts.
  (indexed to the greater of Cetes Option
  Amount or USD LIBOR Option
  Amount, 11/27/96)/(5)/........................        300,000         305,475
                                                                  -------------
 Total Structured Instruments
  (Cost $1,279,946).............................                      1,267,475
                                                                  -------------
                                                    Principal      Market Value
                                                   Amount/(1)/       (Note 1)
                                                 --------------    ------------
Repurchase Agreement -- 2.1%
 Repurchase agreement with PaineWebber, Inc.,
  5.90%, dated 12/29/95, to be repurchased at
  $2,781,822 on 1/2/96, collateralized by U.S.
  Treasury Nts., 6.875%, 8/31/99, with a value
  of $993,387,and U.S. Treasury Bonds,
  7.125%-7.625%, 11/15/22-2/15/23, with a
  value of $1,871,730 (Cost $2,780,000)......... $    2,780,000    $  2,780,000
                                                                   ------------

Total Investments, at Value
 (Cost $125,812,139)............................           98.6%    131,522,956
                                                          ------   ------------
Other Assets Net of Liabilities.................            1.4       1,927,824
                                                          ------   ------------
Net Assets......................................          100.0%   $133,450,780
                                                          ------   ------------

 /(1)/ Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   AUD - Australian Dollar        ITL - Italian Lira
   CAD - Canadian Dollar          JPY - Japanese Yen
   DEM - German Deutsche Mark     NLG - Netherlands Guilder
   DKK - Danish Krone             NOK - Norwegian Krone
   ESP - Spanish Peseta           NZD - New Zealand Dollar
   FRF - French Franc             PLZ - Polish Zloty
   GBP - British Pound Sterling   PTE - Portuguese Escudo
   HUF - Hungarian Forint         SEK - Swedish Krona
   IDR - Indonesian Rupiah        THB - Thai Baht
   IEP - Irish Punt
 /(2)/ Indexed instrument for which the principal amount and/or interest due at maturity is affected by the relative value of a foreign currency.
 /(3)/ For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
 /(4)/ Represents the current interest rate for a variable rate security.
 /(5)/ Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,828,494 or 8.11% of the Fund's net assets,at December 31, 1995.
 /(6)/ A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:


                              Face                                      Market
                             Subject  Expiration  Exercise  Premium     Value
                             To Call     Date      Price    Received  See Note 1
--------------------------------------------------------------------------------
Bulgaria (Republic of)
 Interest Arrears
 Bonds, 6.75%, 7/28/11       100,000     1/96       $45      $1,430     $1,390

 /(7)/ Identifies issues considered to be illiquid - See Note 7 of Notes to
       Financial Statements.
 /(8)/ Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
 /(9)/ Interest or dividend is paid in kind.
 /(10)/Non-income producing--issuer is in default of interest payment. /(11)/Partial interest payment received.
 /(12)/Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
 /(13)/Represents the current interest rate for an increasing rate security. /(14)/Non-income producing security.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS
December 31, 1995

                                                     Principal      Market Value
                                                      Amount          (Note 1)
                                                      ------        ------------
Convertible Corporate Bonds and Notes -- 1.1%
 Danka Business Systems PLC, 6.75%
  Cv. Sub. Nts., 4/1/02.......................      $  800,000      $ 1,122,000
PerSeptive Biosystems, Inc., 8.25% Cv.
 Sub. Debs., 8/15/01/(1)/.....................         850,000          709,750
Telxon Corp., 5.75% Cv. Debs.,
 1/1/03/(1)/..................................       1,500,000        1,627,500
                                                                    -----------

Total Convertible Corporate Bonds and
 Notes (Cost $3,150,000)......................                        3,459,250
                                                                    -----------
                                                      Shares
                                                      ------
Common Stocks -- 91.2%
Basic Materials -- 0.2%
Paper -- 0.2%
 Visioneer, Inc./(2)/.........................          27,300          607,425
                                                                    -----------
Consumer Cyclicals -- 24.4%
Autos & Housing -- 1.2%
 ITI Technologies, Inc./(2)/..................          80,000        2,380,000
 NHP, Inc./(2)/...............................         100,000        1,850,000
                                                                    -----------
                                                                      4,230,000
                                                                    -----------
Leisure & Entertainment -- 7.1%
 Apple South, Inc.............................         121,100        2,603,650
 Applebee's International, Inc................          75,000        1,706,250
 CKE Restaurants, Inc.........................         190,000        3,040,000
 Consolidated Products, Inc...................          44,000          649,000
 Department 56, Inc./(2)/.....................          60,300        2,314,012
 La Quinta Inns, Inc..........................          85,000        2,326,875
 Landry's Seafood Restaurants, Inc./(2)/......         100,000        1,706,250
 Lone Star Steakhouse & Saloon/(2)/...........          50,000        1,918,750
 Morrow Snowboards, Inc./(2)/.................          59,500          966,875
 Play By Play Toys & Novelties, Inc./(2)/.....          63,800          933,075
 Quality Dining, Inc./(2)/....................          94,500        2,291,625
 Sonic Corp...................................          95,000        1,805,000
 Studio Plus Hotels, Inc./(2)/................          37,500          965,625
                                                                    -----------
                                                                     23,226,987
                                                                    -----------
Media -- 0.8%
 SFX Broadcasting, Inc., Cl. A/(2)/...........          55,100        1,666,775
 Sinclair Broadcast Group, Inc., Cl. A/(2)/...          50,000          862,500
                                                                    -----------
                                                                      2,529,275
                                                                    -----------
Retail: General -- 4.9%
 Donnkenny, Inc...............................         140,000        2,537,500
 Fila Holding SpA, ADR........................          58,000        2,639,000
 Marisa Christina, Inc./(2)/..................          46,700          793,900
 Nautica Enterprises, Inc.....................          52,500        2,296,875
 Tommy Hilfiger Corp..........................          71,700        3,038,287
 Warnaco Group, Inc. (The), Cl. A.............          67,500        1,687,500
 Wolverine World Wide, Inc....................          89,000        2,803,500
                                                                    -----------
                                                                     15,796,562
                                                                    -----------
Retail: Specialty -- 10.4%
 adidas AG, ADS/(1)(2)/.......................          24,000          637,500
 Boise Cascade Office Products
  Corp./(2)/..................................          50,000        2,137,500
 Copart, Inc./(2)/............................          103,100       2,706,375
 Corporate Express, Inc.......................           82,500       2,485,312
 CUC International, Inc.......................           59,000       2,013,375
 Discount Auto Parts, Inc./(2)/...............           60,000       1,867,500
 General Nutrition Cos., Inc./(2)/............           18,800       5,032,400
 Hollywood Entertainment Corp.................           87,500         732,812
                                                                    Market Value
                                                      Shares          (Note 1)
                                                      ------        ------------
Common Stocks (Continued)
Consumer Cyclicals (Continued)
Retail: Specialty (Continued)
 Men's Wearhouse, Inc./(2)/...................          130,100      $3,350,075
 Moovies, Inc./(2)/...........................          137,200       1,852,200
 MSC Industrial Direct Co., Inc., Cl.
  A/(2)/......................................           35,000         962,500
 Nike, Inc., Cl. B............................           22,000       1,531,750
 OfficeMax, Inc./(2)/.........................           45,750       1,023,656
 Petco Animal Supplies, Inc./(2)/.............           80,000       2,340,000
 Rocky Mountain Chocolate Factory,
  Inc./(2)/...................................           35,000         420,000
 Staples, Inc.................................           67,500       1,645,312
 Viking Office Products, Inc./(2)/............           65,000       3,022,500
                                                                    -----------
                                                                     33,760,767
                                                                    -----------
Consumer Non-Cyclicals -- 21.3%
Beverages -- 0.3%
 Boston Beer Co., Inc., Cl. A/(2)/............            9,800         232,750
 Canandaigua Wine Co., Inc., Cl. A/(2)/.......           20,000         652,500
                                                                    -----------
                                                                        885,250
                                                                    -----------
Education -- 0.2%
 National Education Corp./(2)/................           80,000         650,000
                                                                    -----------
Food -- 1.1%
 Opta Food Ingredients, Inc./(2)/.............           35,200         453,200
 Safeway, Inc./(2)/...........................           60,000       3,090,000
                                                                    -----------
                                                                      3,543,200
                                                                    -----------
Healthcare/Drugs -- 5.0%
 Agouron Pharmaceuticals, Inc./(2)/...........           40,000       1,310,000
 Bio-Vascular, Inc./(2)/......................           47,900         562,825
 Dura Pharmaceuticals, Inc./(2)/..............           75,000       2,606,250
 Elan Corp. PLC, ADR/(2)/.....................           45,000       2,188,125
 Ethical Holdings PLC, Sponsored
  ADR/(2)/....................................           50,000         450,000
 Gilead Sciences, Inc./(2)/...................           49,300       1,577,600
 Martek Biosciences Corp./(2)/................           40,000       1,010,000
 Matrix Pharmaceutical, Inc./(2)/.............           30,400         570,000
 Northfield Laboratories, Inc./(2)/...........           50,000         943,750
 Protein Design Labs, Inc.....................            7,500         173,437
 Watson Pharmaceuticals, Inc./(2)/............          100,000       4,900,000
                                                                    -----------
                                                                     16,291,987
                                                                    -----------
Healthcare/Supplies & Services -- 14.3%
 AHI Healthcare Systems, Inc./(2)/............          138,500         796,375
 AmeriSource Health Corp., Cl. A/(2)/.........          115,500       3,811,500
 ARV Assisted Living, Inc./(2)/...............          150,000       1,762,500
 Compdent Corp./(2)/..........................           50,000       2,075,000
 Emeritus Corp./(2)/..........................          100,000       1,162,500
 Guidant Corp.................................           85,000       3,591,250
 Gulf South Medical Supply, Inc...............           73,400       2,220,350
 HealthCare COMPARE Corp./(2)/................           50,000       2,175,000
 HemaSure, Inc./(2)/..........................           36,000         459,000
 Horizon/CMS Healthcare Corp./(2)/............           63,700       1,608,425
 Lincare Holdings, Inc./(2)/..................           59,200       1,480,000
 National Surgery Centers, Inc./(2)/..........           14,500         333,500
 Omnicare, Inc................................           76,800       3,436,800
 OrNda Healthcorp/(2)/........................          105,000       2,441,250
 Owen Healthcare, Inc.........................           63,000       1,740,375
 Pediatrix Medical Group, Inc./(2)/...........          120,000       3,300,000
 PhyCor, Inc..................................           65,000       3,286,562
 Physician Reliance Network, Inc./(2)/........           40,000       1,590,000
 Physicians Resource Group, Inc./(2)/.........           75,000       1,490,625
 Quorum Health Group, Inc./(2)/...............           56,000       1,232,000
 Renal Treatment Centers, Inc./(2)/...........           50,000       2,200,000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund

December 31, 1995

                                                                    Market Value
                                                      Shares          (Note 1)
                                                      ------        ------------
Common Stocks (Continued)
Consumer Non-Cyclicals (Continued)
Healthcare/Supplies & Services (Continued)
 Total Renal Care Holdings, Inc./(2)/.........           52,600     $ 1,551,700
 U.S. Healthcare, Inc.........................           30,000       1,395,000
 United Dental Care, Inc./(2)/................           30,000       1,237,500
                                                                    -----------
                                                                     46,377,212
                                                                    -----------
Household Goods -- 0.4%
 Ultralife Batteries, Inc./(2)/...............           60,000       1,440,000
                                                                    -----------
Energy -- 3.4%
Energy Services & Producers -- 2.9%
 Core Laboratories NV/(2)/....................           50,300         603,600
 Cross Timbers Oil Co.........................           30,800         542,850
 Diamond Offshore Drilling, Inc./(2)/.........           56,900       1,920,375
 Energy Ventures, Inc./(2)/...................           75,200       1,898,800
 Nabors Industries, Inc./(2)/.................          150,000       1,668,750
 Newfield Exploration Co./(2)/................           20,000         540,000
 NUMAR Corp./(2)/.............................           36,000         400,500
 Stone Energy Corp./(2)/......................           35,000         538,125
 Weatherford Enterra, Inc./(2)/...............           50,000       1,443,750
                                                                    -----------
                                                                      9,556,750
                                                                    -----------
Oil-Integrated -- 0.5%
 Valero Energy Corp...........................           60,000       1,470,000
                                                                    -----------
Financial -- 2.0%
Diversified Financial -- 0.5%
 Advanta Corp., Cl. B.........................           40,000       1,455,000
                                                                    -----------
Insurance -- 1.5%
 Berkley (W.R.) Corp..........................           40,000       2,150,000
 CapMAC Holdings, Inc./(2)/...................           70,600       1,773,825
 First Commonwealth, Inc./(2)/................           18,000         468,000
 Prudential Reinsurance Holdings, Inc.........           24,900         582,037
                                                                    -----------
                                                                      4,973,862
                                                                    -----------

Industrial -- 10.6%
Industrial Materials -- 0.5%
 Kennametal, Inc..............................           52,000       1,651,000
                                                                    -----------
Industrial Services -- 8.3%
 CIBER, Inc./(2)/.............................           73,500       1,718,062
 CKS Group, Inc./(2)/.........................           11,600         452,400
 Computer Horizons Corp.......................           60,000       2,280,000
 CORT Business Services Corp./(2)/............           93,800       1,547,700
 Danka Business System PLC,
  Sponsored ADR...............................           70,000       2,590,000
 DST Systems, Inc./(2)/.......................           83,500       2,379,750
 Kent Electronics Corp........................           33,300       1,943,888
 META Group, Inc./(2)/........................           40,000       1,225,000
 PMT Services, Inc./(2)/......................           58,000       1,754,500
 Sitel Corp./(2)/.............................           59,300       1,816,063
 Stewart Enterprises, Inc.....................           50,000       1,850,000
 Transaction Network Services,
  Inc./(2)/...................................           60,000       1,500,000
 Transaction Systems Architects, Inc.,
  Cl. A/(2)/..................................           60,000       2,025,000
 United Waste Systems, Inc./(2)/..............           30,000       1,117,500
 USA Waste Services, Inc./(2)/................          151,300       2,855,788
                                                                    -----------
                                                                     27,055,651
                                                                    -----------
Manufacturing -- 1.0%
 American Standard Cos., Inc./(2)/............           50,000       1,400,000
 Cincinnati Milacron, Inc.....................           30,000         787,500
 Harnischfeger Industries, Inc................           30,000         997,500
                                                                    -----------
                                                                      3,185,000
                                                                    -----------

                                                     Principal      Market Value
                                                      Amount          (Note 1)
                                                      ------        ------------
Common Stocks (Continued)
Industrial (Continued)
Transportation -- 0.8%
 Airborne Freight Corp........................          100,000     $ 2,662,500
                                                                    -----------
Technology -- 29.3%
Computer Hardware -- 4.5%
 Adaptec, Inc./(2)/...........................           50,300       2,062,300
 Cisco Systems, Inc./(2)/.....................           55,000       4,104,375
 Citrix Systems, Inc./(2)/....................           15,500         503,750
 Data Translation, Inc........................          117,000       1,901,250
 In Focus Systems, Inc./(2)/..................           70,000       2,528,750
 Lexmark International Group, Inc., Cl.
  A/(2)/......................................           73,400       1,339,550
 Network Appliance, Inc./(2)/.................           13,200         529,650
 Sun Microsystems, Inc./(2)/..................           40,000       1,825,000
                                                                    -----------
                                                                     14,794,625
                                                                    -----------

Computer Software -- 12.4%
 7th Level, Inc./(2)/.........................           40,000         560,000
 Adept Technology, Inc./(2)/..................          112,700       1,183,350
 AMISYS Managed Care Systems, Inc.............           18,700         355,300
 Arbor Software Corp./(2)/....................           13,500         637,875
 Cheyenne Software, Inc./(2)/.................          110,000       2,873,750
 Computervision Corp./(2)/....................          190,500       2,928,938
 Computron Software, Inc./(2)/................           50,000         900,000
 Enterprise Systems, Inc./(2)/................           34,100       1,040,050
 First Data Corp..............................           58,788       3,931,448
 GT Interactive Software Corp./(2)/...........           25,000         350,000
 HBO & Co.....................................           40,000       3,065,000
 IDX Systems Corp./(2)/.......................           11,200         389,200
 IMNET Systems, Inc./(2)/.....................           48,000       1,152,000
 Inference Corp., Cl. A/(2)/..................           25,000         475,000
 Informix Corp./(2)/..........................           85,000       2,550,000
 Legato Systems, Inc./(2)/....................           40,000       1,240,000
 Mecon, Inc./(2)/.............................          110,000       1,746,250
 MetaTools, Inc./(2)/.........................           15,000         390,000
 NetManage, Inc...............................           60,000       1,395,000
 Network General Corp./(2)/...................           35,000       1,168,125
 Novadigm, Inc./(2)/..........................           39,100       1,109,463
 Open Environment Corp./(2)/..................           72,500         996,875
 Oracle Corp./(2)/............................           80,000       3,390,000
 Pinnacle Systems, Inc./(2)/..................           39,800         985,050
 Project Software & Development, Inc..........           64,500       2,249,438
 Spacetec IMC Corp./(2)/......................           30,000         352,500
 SQA, Inc./(2)/...............................           12,500         240,625
 Summit Medical Systems, Inc./(2)/............           55,000       1,182,500
 Sync Research, Inc./(2)/.....................           30,800       1,393,700
                                                                    -----------
                                                                     40,231,437
                                                                    -----------
Electronics -- 0.9%
 Photon Dynamics, Inc./(2)/...................           78,500         628,000
 SDL, Inc./(2)/...............................           95,000       2,280,000
                                                                    -----------
                                                                      2,908,000
                                                                    -----------
Telecommunications-Technology -- 11.5%
 ADC Telecommunications, Inc..................           60,000       2,190,000
 Allen Group, Inc.............................           60,000       1,342,500
 Arch Communications Group, Inc./(2)/.........          140,000       3,360,000
 Comverse Technology, Inc./(2)/...............           60,000       1,200,000
 Davox Corp./(2)/.............................           80,000         950,000
 DSC Communications Corp./(2)/................           75,000       2,765,625
 Glenayre Technologies, Inc...................           31,750       1,976,438
 Inter-Tel, Inc./(2)/.........................           56,300         865,613
 L.M. Ericsson Telephone Co., Cl. B,
  ADR.........................................           90,000       1,755,000
 LCI International, Inc./(2)/.................          132,600       2,718,300

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund

December 31, 1995

                                                                    Market Value
                                                      Shares          (Note 1)
                                                      ------        ------------
Common Stocks (Continued)
Technology (Continued)
Telecommunications-Technology (Continued)
 Metrocall, Inc./(2)/.........................           34,200    $    654,075
 MobileMedia Corp., Cl. A/(2)/................          125,000       2,781,250
 Pairgain Technologies, Inc./(2)/.............           40,000       2,190,000
 Periphonics Corp./(2)/.......................           85,400       2,369,850
 ProNet, Inc./(2)/............................          100,000       2,950,000
 Tellabs, Inc. ...............................           55,000       2,035,000
 Teltrend, Inc./(2)/..........................           65,000       3,038,750
 VTEL Corp./(2)/..............................          105,500       1,951,750
 Westell Technologies, Inc., Cl. A/(2)/.......           14,000         351,750
                                                                   ------------
                                                                     37,445,901
                                                                   ------------

Total Common Stocks
 (Cost $234,017,201)..........................                      296,728,391
                                                                   ------------
                                                       Units
                                                       -----
Rights, Warrants and Certificates -- 0.0%
 Jan Bell Marketing, Inc. Wts., Exp.
  12/98.......................................              532             266
 Tapistron International, Inc. Wts., Exp.
  6/97........................................          120,000           7,500
 Windmere Corp. Wts., Exp. 1/98...............              381              --
                                                                   ------------

Total Rights, Warrants and
 Certificates (Cost $52,860)..................                            7,766
                                                                   ------------
                                                     Principal
                                                      Amount
                                                     ---------
Repurchase Agreement -- 10.9%
Repurchase agreement with First Chicago
 Capital Markets, 5.90%, dated 12/29/95, to
 be repurchased at $35,623,338 on 1/2/96,
 collateralized by U.S. Treasury Nts.,
 5.125%-8.75%, 12/31/96-11/5/04, with a
 value of $19,323,938, U.S. Treasury Bonds,
 6.25%-11.25%, 8/15/03-8/15/23, with a
 value of $11,710,771, and U.S. Treasury
 Bills maturing 11/14/96, with a value of
 $5,310,666 (Cost $35,600,000)................      $35,600,000      35,600,000
                                                                   ------------
Total Investments, at Value
(Cost $272,820,061)...........................            103.2%    335,795,407
                                                          ------   ------------
Liabilities in Excess of Other Assets.........             (3.2)    (10,391,316)
                                                          ------   ------------
Net Assets....................................            100.0%   $325,404,091
                                                          ======   ============


/(1)/ Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,974,750 or 0.91% of the Fund's net assets,at December 31, 1995.
/(2)/ Non-income producing security.

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund

Statement of Investments
December 31, 1995

                                                                    Market Value
                                                      Shares          (Note 1)
                                                      ------        ------------
Common Stocks -- 95.7%
Basic Materials -- 1.4%
Chemicals -- 0.4%
 Minerals Technologies, Inc...................           40,000     $  1,460,000
                                                                    ------------

Gold -- 0.4%
 Newmont Mining Corp..........................           33,000        1,493,250
                                                                    ------------

Metals -- 0.3%
 Freeport-McMoRan Copper & Gold,
  Inc., Cl. B.................................           37,000        1,040,625
                                                                    ------------

Paper -- 0.3%
 Aracruz Celulose SA, Sponsored ADR,
  Cl. B.......................................          125,000          968,750
                                                                    ------------

Consumer Cyclicals -- 8.7%
Autos & Housing -- 2.7%
 Ciadea SA....................................          199,998        1,040,195
 General Motors Corp..........................           19,000        1,004,625
 Mahindra & Mahindra Ltd., GDR/(1)(2)/........          200,000        1,183,020
 Mitsubishi Motors Corp.......................          400,000        3,261,217
 Volkswagen AG................................           10,000        3,360,635
                                                                    ------------
                                                                       9,849,692
                                                                    ------------
Leisure & Entertainment -- 0.6%
 Filmes Lusomundo SA..........................          205,200        2,197,808
Media -- 1.4%
 Grupo Televisa SA, Sponsored ADR/(2)/........           10,900          245,250
 News Corp. Ltd., ADR.........................          150,000        3,206,250
 United International Holdings,
  Inc., Cl. A/(1)/............................           97,000
                                                                       1,430,750
                                                                    ------------
                                                                       4,882,250
                                                                    ------------

Retail: General -- 1.7%
 Ito-Yokado Co., Ltd..........................           55,000        3,391,123
 Wal-Mart Stores, Inc.........................          120,000        2,685,000
                                                                    ------------
                                                                       6,076,123
                                                                    ------------

Retail: Specialty -- 2.3%
 FamilyMart Co................................           45,000        2,032,929
 Giordano International Ltd...................        1,700,000        1,451,125
 Jurong Shipyard Ltd..........................          140,000        1,078,852
 Jusco Co.....................................           85,000        2,216,639
 Moebel Walther AG, Preference................            7,312          240,110
 Prodega AG...................................              960        1,209,750
                                                                    ------------
                                                                       8,229,405
                                                                    ------------

Consumer Non-Cyclicals -- 20.9%
 Beverages -- 2.7%
 Allied Domecq PLC............................          274,400        2,236,675
 Cadbury Schweppes PLC........................          400,000        3,300,827
 Hellenic Bottling Co., SA....................           28,300          927,095
 LVMH Moet Hennessy Louis Vuitton.............           15,000        3,128,593
                                                                    ------------
                                                                       9,593,190
                                                                    ------------

Food -- 3.7%
 Groupe Danone................................           20,000        3,304,449
 Molinos Rio de la Plata SA, Cl. B............          301,343        2,471,490
 Nestle SA....................................            4,000        4,435,750
 PT Indofood Sukses Makmur/(1)/...............          417,750        2,009,795
 Universal Robina Corp........................        2,500,000        1,239,079
                                                                    ------------
                                                                      13,460,563
                                                                    ------------

Healthcare/Drugs -- 9.0%
 Amgen, Inc...................................           40,000        2,375,000
 Astra AB Free, Series A......................          100,000        3,998,669
 Ciba-Geigy AG................................           10,000        8,821,093
 Genzyme Corp./(1)/...........................           60,000        3,742,500
 Johnson & Johnson............................           11,500          984,687

                                                                    Market Value
                                                      Shares          (Note 1)
                                                      ------        ------------
Common Stocks (Continued)
Consumer Non-Cyclicals (Continued)
Healthcare/Drugs (Continued)

 Pharmavit GDS/(5)/...........................          114,000     $  1,368,000
 Plant Genetics Systems/(1)(3)/...............           89,104        1,061,140
 Sankyo Co. Ltd...............................          140,000        3,148,761
 Sanofi SA....................................           77,998        5,006,479
 Taisho Pharmaceutical Co.....................          100,000        1,977,670
                                                                    ------------
                                                                      32,483,999
                                                                    ------------

Healthcare/Supplies & Services -- 3.6%
 Olympus Optical Co., Ltd.....................          200,000        1,938,892
 Pharmacia & Upjohn, Inc./(1)/................           25,500          988,125
 Rhoen Klinikum AG, Non-vtg.
  Preference..................................            7,920          691,690
 Stryker Corp.................................           19,000          997,500
 U.S. Healthcare, Inc.........................           60,000        2,790,000
 United Healthcare Corp.......................           65,000        4,257,500
 United States Surgical Corp..................           60,000        1,282,500
                                                                    ------------
                                                                      12,946,207
                                                                    ------------

Household Goods -- 0.9%
 Kao Corp.....................................           250,000       3,102,228
                                                                   -------------

Tobacco -- 1.0%
 B.A.T. Industries PLC........................          400,000        3,524,401
                                                                    ------------

Energy -- 3.3%
Energy Services & Producers --  3.0%
 Baker Hughes, Inc............................           80,000        1,950,000
 Coflexip SA, Sponsored ADR...................          105,000        1,981,875
 Compagnie Generale de Geophysique SA/(1)/....           24,060          792,098
 Global Marine, Inc./(1)/.....................          117,500        1,028,125
 Transocean AS/(1)/...........................          292,360        5,067,135
                                                                    ------------
                                                                      10,819,233
                                                                    ------------

Oil-Integrated -- 0.3%
 Unocal Corp..................................           34,000          990,250
                                                                    ------------

Financial -- 17.4%
Banks -- 4.9%
 Banco Bradesco SA, Preference................      150,000,000        1,311,839
 Banco de Galicia Y Buenos Aires, ADR.........           71,000        1,464,375
 Banco Frances del Rio de la Plata SA,
 ADR..........................................           55,000        1,478,125
 Banco Wiese, Sponsored ADR...................               60              375
 Chase Manhattan Corp.........................           50,000        3,031,250
 Citicorp.....................................           45,000        3,026,250
 HSBC Holdings PLC............................          126,101        1,908,166
 Northern Trust Corp..........................           18,700        1,047,200
 Skandinaviska Enskilda Banken
  Group.......................................          250,000        2,074,781
 Turkiye Garanti Bankasi AS
  (New)/(2)/..................................          288,000        2,411,885
                                                                    ------------
                                                                      17,754,246
                                                                    ------------

Diversified Financial -- 5.1%
 ABN Amro Holding NV..........................           70,000        3,192,162
 American Express Co..........................           24,500        1,013,687
 First NIS Regional Fund/(2)(4)/..............          180,000        1,080,000
 Internationale Nederlanden Groep NV..........           35,000        2,340,627
 IRSA Inversiones y
  Representaciones,
   SA.........................................        1,028,807        2,593,094
 MBNA Corp....................................           50,000        1,843,750
 Nomura Securities Co. Ltd....................          300,000        6,543,762
                                                                    ------------
                                                                      18,607,082
                                                                    ------------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund

December 31, 1995

                                                                    Market Value
                                                      Shares          (Note 1)
                                                      ------        ------------
Common Stocks (Continued)
Financial (Continued)
Insurance -- 7.4%
 American International Group, Inc............           35,000     $  3,237,500
 Mapfre Vida Seguros..........................           25,000        1,483,727
 Marschollek, Lautenschlaeger und
  Partner AG..................................            5,587        3,864,472
 National Mutual Asia Ltd.....................        2,634,000        2,384,656
 Reinsurance Australia Corp. Ltd..............        4,500,200        9,975,702
 Skandia Forsakrings AB.......................          100,000        2,708,532
 Swiss Reinsurance............................            2,500        2,915,741
                                                                    ------------
                                                                      26,570,330
                                                                    ------------
Industrial -- 17.8%
Electrical Equipment -- 2.9%
 Murata Mfg. Co. Ltd..........................          140,000        5,157,454
 Ushio, Inc...................................          100,000        1,192,419
 Yokogawa Electric Corp.......................          425,000        4,021,263
                                                                    ------------
                                                                      10,371,136
                                                                    ------------
Industrial Services -- 6.5%
 BIS SA/(1)/..................................           81,025        6,014,276
 IHC Caland NV................................           80,000        2,694,965
 JGC Corp.....................................          300,000        3,170,089
 Plettac AG...................................           10,000        2,480,303
 VBH-Vereinigter Baubeschlag Handel
  AG..........................................           24,700        6,902,927
 WMX Technologies, Inc........................           80,000        2,390,000
                                                                    ------------
                                                                      23,652,560
                                                                    ------------
Manufacturing -- 7.5%
 Bobst Bearers AG.............................            2,000        3,128,664
 Gildemeister AG/(1)/.........................           13,862        1,259,057
 Measurex Corp................................           63,800        1,802,350
 Mitsubishi Heavy Industries Ltd..............          250,000        1,994,635
 Mori Seiki Co. Ltd...........................          160,000        3,614,095
 Powerscreen International PLC................        1,330,100        8,002,313
 Traub AG/(1)/................................           33,750        3,065,444
 Valmet Corp., Cl. A..........................          170,000        4,267,612
                                                                    ------------
                                                                      27,134,170
                                                                    ------------
Transportation -- 0.9%
 Brambles Industries Ltd......................          180,000        2,008,441
 Lisnave-Estaleiros Navais de Lisbona
  SA/(1)/.....................................          450,950        1,267,856
                                                                    ------------
                                                                       3,276,297
                                                                    ------------
Technology -- 20.3%
Computer Hardware -- 4.4%
 Cabletron Systems, Inc./(1)/.................           45,000        3,645,000
 Digital Equipment Corp./(1)/.................           60,000        3,847,500
 International Business Machines Corp.........           35,000        3,211,250
 Olivetti & C. SpA/(1)/.......................        5,000,000        4,012,231
 QUALCOMM, Inc./(1)/..........................           25,000        1,075,000
                                                                    ------------
                                                                      15,790,981
                                                                    ------------
Computer Software -- 5.5%
 Baan Co. NV/(1)/.............................           30,000        1,357,500
 CSK Corp.....................................           50,000        1,565,656
 First Data Corp..............................           87,118        5,826,016
 Ines Corp./(1)/..............................           60,000        1,099,352
 Nintendo Co. Ltd.............................          110,000        8,371,167
 Novell, Inc./(1)/............................          119,800        1,707,150
                                                                    ------------
                                                                      19,926,841
                                                                    ------------

                                                                    Market Value
                                                      Shares          (Note 1)
                                                      ------        ------------

Common Stocks (Continued)
Technology (Continued)
Electronics -- 6.5%
 General Motors Corp., Cl. H..................           40,000     $  1,965,000
 Intel Corp...................................           20,000        1,135,000
 Keyence Corp.................................           25,000        2,884,102
 Matsushita Electric Industrial Co.
  Ltd./(1)/...................................          180,000        2,931,605
 National Semiconductor Corp./(1)/............          150,000        3,337,500
 Philips Electronics NV.......................          100,000        3,618,241
 Rohm Co......................................           45,000        2,543,342
 SGS-Thomson Microelectronics NV/(1)/.........          129,400        5,208,350
                                                                    ------------
                                                                      23,623,140
                                                                    ------------
Telecommunications-Technology -- 3.9%
 Airtouch Communications, Inc./(1)/...........           70,000        1,977,500
 Hong Kong Telecommunications Ltd.............        1,176,400        2,099,645
 Korea Mobile Telecommunications Corp.........            3,000        3,380,740
 Millicom International Cellular SA/(1)/......          121,678        3,711,179
 Millicom, Inc./(1)/..........................           25,000               --
 Petersburg Long Distance, Inc./(1)/..........          187,000          888,250
 Technology Resources Industries
  Berhad/(1)/.................................          650,000        1,920,121
                                                                    ------------
                                                                      13,977,435
                                                                    ------------
Utilities -- 5.9%
Electric Utilities -- 0.5%
 Korea Electric Power Co......................           50,000        1,985,240
                                                                    ------------

Gas Utilities -- 1.3%
 Hong Kong & China Gas........................        2,000,000        3,220,410
 Transportadora de Gas del Sur SA.............           99,300        1,278,488
                                                                    ------------
                                                                       4,498,898
                                                                    ------------
Telephone Utilities -- 4.1%
 Compania de Telefonos de Chile SA............           27,500        2,279,063
 Tele Danmark AS, B Shares....................           30,000        1,640,261
 Telecom Italia Mobile SpA/(1)/...............          669,600        1,179,736
 Telecom Italia SpA...........................        1,446,000        2,251,401
 Telecomunicacoes Brasileiras SA,
  Preference..................................        5,800,000          279,283
 Telefonica del Peru SA, Cl. B................        3,400,031        7,291,810
                                                                    ------------
                                                                      14,921,554
                                                                    ------------
Total Common Stocks
 (Cost $321,681,583)..........................                      345,207,884
                                                                    ------------

                                                        Units
                                                        -----
Rights, Warrants and Certificates -- 0.0%
 American Satellite Network, Inc. Wts.,
  Exp. 6/99...................................            6,250               --
 Banco Bradesco SA Rts., Exp. 1/96............        3,507,301               --
 Plant Genetics, Inc. Wts., Exp.
  12/99/(3)/..................................           60,000          119,402
                                                                    ------------

 Total Rights, Warrants and
  Certificates (Cost $0)......................                           119,402
                                                                    ------------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund

December 31, 1995

                                                     Principal      Market Value
                                                   Amount/(1)/       (Note 1)
                                                   -----------     ------------
Repurchase Agreement -- 4.8%
 Repurchase agreement with First Chicago
  Capital Markets, 5.90%, dated 12/29/95, to
  be repurchased at $17,311,341 on 1/2/96,
  collateralized by U.S. Treasury Nts., 5.125%-
  8.75%, 12/31/96-11/5/04, with a value of
  $9,390,565, U.S. Treasury Bonds, 6.25%-
  11.25%, 8/15/03-8/15/23, with a value of
  $5,690,908, and U.S. Treasury Bills
  maturing 11/14/96, with a value of
  $2,580,745 (Cost $17,300,000)..................  $ 17,300,000    $ 17,300,000
                                                                   ------------

Total Investments, at Value (Cost
 $338,981,583)...................................         100.5%    362,627,286
                                                          ------   ------------

Liabilities in Excess of Other Assets............          (0.5)     (1,648,453)
                                                          ------   ------------

Net Assets.......................................         100.0%   $360,978,833
                                                          ======   ============


/(1)/ Non-income producing security.
/(2)/ Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,920,155 or 1.36% of the Fund's net assets, at December 31, 1995.
/(3)/ Identifies issues considered to be illiquid - See Note 7 of Notes to
      Financial Statements.
/(4)/ First NIS Regional Fund, a closed end fund listed on the Luxembourg Stock
      Exchange, is offered in installments. The Fund has entered the first and second installments (70% of the total commitment). The third installment is provisional and may be postponed indefinitely at the discretion of the Board of NIS Fund.
/(5)/ Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 1995. The aggregate fair value of all securities of affiliated companies as of December 31, 1995 amounted to $1,368,000. Transactions during the period in which the issuer was an affiliate are as follows:

                            Balance                                                              Balance
                        December 31, 1994     Gross  Additions         Gross Reductions      December 31, 1995
                        -----------------     ----------------         ----------------      ----------------
                                                                                                                       Dividend
                        Shares    Cost       Shares       Cost       Shares         Cost      Shares          Cost      Income
--------------------------------------------------------------------------------------------------------------------------------
Forsheda Group AB,
Series B..............  100,000  $1,200,236      --       $     --    100,000    $1,200,230          --    $            $ 46,900
Pharmavit GDS.........  100,000   1,300,000  24,000        216,000     10,000       115,000     114,000     1,401,000     15,263
                                 ----------               --------               ----------                ----------   --------
                                 $2,500,236               $216,000               $1,315,230                $1,401,000   $ 62,163
                                 ==========               ========               ==========                ==========   ========

                See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

   Oppenheimer High Income Fund (OHIF), Oppenheimer Capital Appreciation Fund
   (OCAP) and Oppenheimer Global Securities Fund (OGSF) (collectively, the Funds) are separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Funds.

   The Funds' objectives are as follows:

   Oppenheimer High Income Fund seeks a high level of current income from investments in high yield fixed-income securities.

   Oppenheimer Capital Appreciation Fund seeks to achieve capital appreciation by investing in "growth-type" companies.

   Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special institutions which are considered to have appreciation possibilities.

   A. Investment Valuation.

      Portfolio securities of OHIF, OCAP and OGSF are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or asked price or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid or asked price closest to the last reported sale price is used. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

   B. Security Credit Risk.

      OHIF invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. At December 31, 1995, securities with an aggregate market value of $491,444, representing 0.37% of the Fund's net assets, were in default.

   C. Foreign Currency Translation.

      The accounting records of the Funds are maintained in U.S. dollars. Prices of securities purchased by OHIF and OGSF that are denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      For OHIF and OGSF, the effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

Oppenheimer Variable Account Funds

   D. Repurchase Agreements.

      The Funds require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Funds may be delayed or limited.

   E. Federal Taxes.

      The Trust intends for each Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At December 31, 1995, the following Funds had available for federal income tax purposes unused capital loss carryovers expiring in 2002 and 2003:

                            OHIF --    $ 3,033,760

                            OGSF --    $17,569,501

   F. Distributions to Shareholders.

      Dividends and distributions to shareholders of OHIF, OCAP and OGSF are recorded on the ex-dividend date.

   G. Classification of Distributions to Shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of premium amortization, paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Funds. Changes in classification made during the fiscal year ended December 31, 1995 are shown below:


      ---------------------------------------------------------------------------------------------------
                                            Adjustments for the Fiscal Year Ended December 31, 1995
                                            -------------------------------------------------------
                                                    Undistributed Net       Undistributed Net Realized Gain     Paid-in
                                                 Investment Income (Loss)      (Loss) on Investments            Capital


      -----------------------------------------------------------------------------------------------------------------------
      Oppenheimer High Income Fund                       186,751                      (186,751)                        --
      -----------------------------------------------------------------------------------------------------------------------
      Oppenheimer Capital Appreciation Fund                   --                            --                         --
      -----------------------------------------------------------------------------------------------------------------------
      Oppenheimer Global Securities Fund              (2,845,512)                    6,264,762                 (3,419,250)
      -----------------------------------------------------------------------------------------------------------------------

   H. Other.

      Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased by OHIF, OCAP and OGSF is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate, and a market adjustment is made on the ex-date.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Oppenheimer Variable Account Funds

2. SHARES OF BENEFICIAL INTEREST

   The Funds have authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                       Oppenheimer High Income Fund
                                        -----------------------------------------------------------
                                                Year Ended                      Year Ended
                                             December 31, 1995               December 31, 1994
                                        -----------------------------------------------------------
                                          Shares           Amount           Shares          Amount
                                        -----------------------------------------------------------
Sold                                     5,873,231       $60,932,670    9,936,582        $81,477,904

Dividends and distributions
reinvested                               1,162,957        12,040,152      841,101          8,686,931

Redeemed                                (4,263,757)      (44,560,679)  (9,441,490)       (75,726,156)
                                        ------------------------------------------------------------
 Net increase                            2,772,431       $28,412,143    1,336,193        $14,438,679
                                        ============================================================
                                                  Oppenheimer Capital Appreciation Fund
                                        ------------------------------------------------------------
                                                Year Ended                      Year Ended
                                             December 31, 1995               December 31, 1994
                                        ------------------------------------------------------------
                                          Shares           Amount           Shares          Amount
                                        ------------------------------------------------------------
Sold                                     8,882,212      $260,650,476     7,912,557      $173,453,586

Dividends and distributions
reinvested                                  40,594         1,082,642       614,575        17,331,023

Redeemed                                (6,567,729)     (191,565,283)   (5,695,411)     (114,272,197)
                                        ------------------------------------------------------------
 Net increase                            2,355,077      $ 70,167,835     2,831,721      $ 76,512,412
                                        ============================================================
                                                   Oppenheimer Global Securities Fund
                                        ------------------------------------------------------------
                                                Year Ended                      Year Ended
                                             December 31, 1995               December 31, 1994
                                        ------------------------------------------------------------
                                          Shares           Amount           Shares          Amount
                                        ------------------------------------------------------------
Sold                                    11,235,722      $166,766,446    22,151,454      $336,310,887

Dividends and distributions
reinvested                                 585,961         8,174,158       178,687         2,801,813

Redeemed                                (7,497,205)     (112,360,172)   (8,503,911)     (112,426,012)
                                        ------------------------------------------------------------
 Net increase                            4,324,478      $ 62,580,432    13,826,230      $226,686,688
                                        ============================================================

Oppenheimer Variable Account Funds

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS AND OPTIONS WRITTEN

   At December 31, 1995, net unrealized appreciation or depreciation on investments and options written consisted of the following:

                                              Oppenheimer
                               Oppenheimer      Capital        Oppenheimer
                               High Income   Appreciation   Global Securities
                                   Fund          Fund              Fund
                           --------------------------------------------------
   Gross appreciation          $ 7,814,322    $70,829,161        $ 37,997,341
   Gross depreciation           (2,103,465)    (7,853,814)        (14,351,638)
                           --------------------------------------------------
   Net unrealized
     appreciation              $ 5,710,857    $62,975,347        $ 23,645,703
                           ==================================================

   Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 1995 were as follows:

   Purchases                   $145,095,379     $318,974,082     $491,709,775
                           ==================================================
   Sales                       $112,222,617     $255,116,481     $416,155,747
                           ==================================================

4. OPTION ACTIVITY

   The Funds (except OCAP) may buy and sell put and call options, or write covered put and call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

   The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

   Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

   The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Oppenheimer Variable Account Funds

   OHIF option activity for the year ended December 31, 1995 was as follows:

                                                              CALL OPTIONS
                                                 ---------------------------------------
                                                 Number of Options    Amount of Premiums
                                                 ---------------------------------------
   Options outstanding at December 31, 1994                  --             $    --

   Options written                                       28,600               5,389

   Options canceled in closing transactions             (28,500)             (3,959)
                                                 ---------------------------------------
   Options outstanding at December 31, 1995                 100             $ 1,430
                                                 =======================================

5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

   The Funds use forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Funds generally enter into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Funds may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

   Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Funds will realize a gain or loss upon the closing or settlement of the forward transaction.

   Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statements of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statements of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

   Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   At December 31, 1995, outstanding forward contracts to purchase and sell foreign currencies were as follows:

   Oppenheimer High Income Fund

                                                Contract                               Unrealized
                                                 Amount            Valuation as of    Appreciation
    Contracts to Purchase    Exchange Date      (in 000s)         December 31, 1995  (Depreciation)
   -----------------------------------------------------------------------------------------------
    Japanese Yen (JPY)               1/4/96     55,250     JPY        $535,752         $(9,657)

    New Zealand Dollar (NZD)       12/18/96        892     NZD         567,334           2,150
                                                                                   --------------
                                                                                      $(7,507)

    Contracts to Sell
   ------------------------                                                         --------------
    Deutsche Mark (DEM)      1/4/96-2/21/96      3,670     DEM      $2,562,764         $(3,622)

    Japanese Yen (JPY)             12/18/96     54,625     JPY         553,249          11,934
                                                                                   --------------
                                                                                         8,312
                                                                                   --------------
    Net Unrealized Appreciation                                                        $   805
                                                                                   ==============

Oppenheimer Variable Account Funds

   Oppenheimer Global Securities Fund

                                                            Contract                                  Unrealized
                                                             Amount             Valuation as of      Appreciation
    Contracts to Purchase                Exchange Date      (in 000s)          December 31, 1995    (Depreciation)
   ----------------------------------------------------------------------------------------------------------------
    Hong Kong Dollar (HKD)               1/2/96-1/3/96         8,904     HKD       $1,151,601          $  (218)

    Italian Lira (ITL)                         1/31/96     3,888,129     ITL        2,438,922           (9,912)

    Japanese Yen (JPY)                   1/4/96-1/5/96        75,155     JPY          728,792           (2,948)

    Singapore Dollar (SGD)               1/2/96-1/5/96           830     SGD          586,556             (853)

    Greek Drachma (GRD)                  1/2/96-1/4/96        49,496     GRD          209,220              432
                                                                                                   ----------------
                                                                                                      $(13,499)
                                                                                                   ================

    Contracts to Sell
   ---------------------------------                                                               ----------------
    Austrian Schilling (ATS)                    1/2/96        17,770     ATS       $1,764,559         $(12,653)

    Swiss Franc (CHF)                           1/4/96           279     CHF          242,200           (1,139)

    Deutsche Mark (DEM)                         1/4/96         1,598     DEM        1,116,140           (5,709)

    Japanese Yen (JPY)                          3/29/96    3,043,800     JPY       29,807,684          192,316

    Norwegian Krone (NOK)                 1/2/96-1/4/96        8,521     NOK        1,348,728           (9,042)
                                                                                                   ----------------
                                                                                                       163,773
                                                                                                   ----------------
    Net Unrealized Appreciation                                                                       $150,274
                                                                                                   ================

6. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   Management fees paid to the Manager were in accordance with the investment advisory agreements with the Trust. For OCAP, OHIF and OGSF, the annual fees are .75% of the first $200 million of net assets, .72% of the next $200 million, .69% of the next $200 million, .66% of the next $200 million and .60% of net assets in excess of $800 million. In addition, management fees for OHIF are .50% of net assets in excess of $1 billion.

Oppenheimer Variable Account Funds

7. ILLIQUID AND RESTRICTED SECURITIES

   At December 31, 1995, investments in securities included issues that are illiquid or restricted. The securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. The Funds intend to invest no more than 10% of net assets (determined at the time of purchase) in illiquid and restricted securities. Information concerning these securities is as follows:

   Oppenheimer High Income Fund

                                                                                      Acquisition         Cost     Valuation as of
     Security                                                                             Date          Per Unit   December 31,1995
   --------------------------------------------------------------------------------------------------------------------------------
     Ames Department Stores Inc., Excess Cash Flow Payment Certificates, Series
     AG-7A                                                                                12/30/92        $ 0.00         $ .01

     Ames Department Stores, Inc., Litigation Trust                                       12/30/92          0.00           .01

     Colombia (Republic of) 1989-1990 Integrated Loan Facility Bonds, 6.875%, 7/1/01       12/5/95         92.00         93.00

     ECM Fund, L.P.I.                                                                      4/14/92        100.00      1,000.00

     ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02                                              4/14/92        100.00        110.00

     Farley, Inc., Zero Coupon Sub. Debs., 14.151%, 12/30/12                         1/1/93-3/6/95          7.44          9.88

     Gillett Holdings, Inc., C1.2                                                          12/1/92         10.50         20.00

     Goldman, Sachs & Co., Argentina Local Market Securities Trust, 11.30%, 4/1/00         8/24/94        100.00         97.75

     Pulsar Internacional SA de CV, 11.80% Nts., 9/19/96                                   9/14/95        100.00        100.75

     Triangle Wire & Cable, Inc.                                                            5/2/94          9.50          1.00

     Trinidad & Tobago Loan Participation Agreement, Tranche B, 1.563%, 9/30/00           12/13/95           .84           .82


   The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995 was $3,708,444 or 2.78% of the Fund's net assets. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

   Oppenheimer Global Securities Fund

                                                                                      Acquisition          Cost     Valuation as of
     Security                                                                            Date            Per Unit  December 31, 1995
   --------------------------------------------------------------------------------------------------------------------------------
     Plant Genetics Systems                                                         5/27/92-3/7/95        $13.77        $11.91

     Plant Genetics, Inc. Wts., Exp. 12/99                                                  3/7/95          0.00          1.99


   The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995, was $1,180,542, or 0.33% of the Fund's net assets. Pursuant to the guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Independent Auditors' Report

The Board of Trustees and Shareholders of Oppenheimer Variable Account Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Oppenheimer High Income Fund, Oppenheimer Capital Appreciation Fund and Oppenheimer Global Securities Fund (all of which are series of Oppenheimer Variable Account Funds) as of December 31, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for the applicable periods ended December 31, 1995, 1994, 1993, 1992, 1991, 1990, 1989, 1988, 1987 and 1986. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer High Income Fund, Oppenheimer Capital Appreciation Fund and Oppenheimer Global Securities Fund at December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Denver, Colorado
January 22, 1996

Federal Income Tax Information (Unaudited)

In early 1996, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 1995. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

Certain distributions paid on March 24, 1995 were designated as "capital gain distributions" for federal income tax purposes. These distributions are shown in the table below. Whether received in stock or cash, a capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

Dividends paid by the Fund during the fiscal year ended December 31, 1995 which are not designated as capital gain distributions should be multiplied by the percentages listed below to arrive at the net amount eligible for the corporate dividend-received deduction.

     --------------------------------------------------------------------------------
                                            Long-Term Capital     Corporate Dividend-
                                            Gain Distribution     Received Deduction
     --------------------------------------------------------------------------------
     Oppenheimer High Income Fund                   --                    4.90%
     --------------------------------------------------------------------------------
     Oppenheimer Capital Appreciation Fund       $.047                    4.14%
     --------------------------------------------------------------------------------
     Oppenheimer Global Securities Fund          $.382                       --
     --------------------------------------------------------------------------------


The foregoing information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in the state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.